Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
November 30, 2023
SEI-NPRT3-0124
1.810690.119
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	103,095	3,371,207
AST SpaceMobile, Inc. (a)(b)	482,584	2,340,532
ATN International, Inc.	55,044	1,675,539
Bandwidth, Inc. (a)	120,112	1,318,830
Charge Enterprises, Inc. (a)	678,025	112,959
Cogent Communications Group, Inc.	233,893	14,936,407
Consolidated Communications Holdings, Inc. (a)	428,520	1,842,636
Cuentas, Inc. (a)(b)	5,322	6,759
EchoStar Holding Corp. Class A (a)	182,550	1,911,299
Frontier Communications Parent, Inc. (a)(b)	1,188,578	26,017,972
GCI Liberty, Inc. Class A (c)	444,709	4
Globalstar, Inc. (a)(b)	3,806,394	6,052,166
IDT Corp. Class B (a)	108,725	3,191,079
Iridium Communications, Inc.	672,009	25,603,543
Liberty Global Ltd.:
Class A	515,736	8,251,776
Class B	2	34
Class C	1,570,303	26,443,903
Liberty Latin America Ltd.:
Class A (a)	207,315	1,403,523
Class C (a)	684,173	4,672,902
Lumen Technologies, Inc. (a)(b)	5,518,933	7,229,802
Nextplat Corp. (a)	41,874	64,067
Ooma, Inc. (a)	123,596	1,433,714
Shenandoah Telecommunications Co.	270,607	6,026,418
		143,907,071
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	277,522	1,845,521
Atlanta Braves Holdings, Inc.	198,619	7,140,353
Atlanta Braves Holdings, Inc. Class A	68,070	2,746,625
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	68,107	19,022
Cinemark Holdings, Inc. (a)(b)	581,376	8,284,608
Cineverse Corp. (a)(b)	58,151	69,200
CuriosityStream, Inc. Class A (a)(b)	131,474	90,730
Dolphin Entertainment, Inc. (a)(b)	59,309	93,115
Endeavor Group Holdings, Inc.	1,013,415	24,636,119
FG Group Holdings, Inc.	105,697	155,375
Gaia, Inc. Class A (a)	85,021	227,006
Golden Matrix Group, Inc. (a)(b)	129,061	320,071
Grom Social Enterprises, Inc. (a)(b)	2,418	2,781
Kartoon Studios, Inc. (a)(b)	163,392	267,963
Liberty Media Corp. Liberty Formula One:
Class A	64,599	3,703,461
Class C	1,179,186	75,066,981
Liberty Media Corp. Liberty Live:
Class C	253,551	8,684,122
Series A	104,163	3,432,171
Lions Gate Entertainment Corp.:
Class A (a)(b)	362,299	3,199,100
Class B (a)	681,801	5,699,856
LiveOne, Inc. (a)	416,341	420,504
Loop Media, Inc. (a)(b)	156,830	69,978
Madison Square Garden Entertainment Corp.	229,610	6,952,591
Madison Square Garden Sports Corp.	89,409	15,127,109
Marcus Corp. (b)	132,823	1,847,568
Motorsport Games, Inc. Class A (a)(b)	3,941	10,798
Moving Image Technologies, Inc. (a)(b)	63,858	55,748
Playstudios, Inc. Class A (a)	461,748	1,103,578
Playtika Holding Corp. (a)	367,577	3,194,244
PodcastOne, Inc.	17,789	41,270
Reading International, Inc.:
Class A (a)	94,553	173,032
Class B (a)(b)	1,172	14,216
Reservoir Media, Inc. (a)(b)	177,276	1,072,520
Roblox Corp. (a)	2,593,220	101,939,478
Roku, Inc. Class A (a)	667,470	69,550,374
Skillz, Inc. (a)(b)	52,410	312,364
Snail, Inc. (b)	7,740	10,062
Sphere Entertainment Co. (a)(b)	140,652	4,813,111
The NFT Gaming Co., Inc. (b)	15,321	5,592
TKO Group Holdings, Inc.	322,083	24,906,678
Vivid Seats, Inc. Class A (a)	207,379	1,715,024
Warner Music Group Corp. Class A	743,143	24,605,465
		403,625,484
Interactive Media & Services - 1.0%
Angi, Inc. (a)(b)	436,591	982,330
Bumble, Inc. (a)	548,177	7,597,733
BuzzFeed, Inc. (a)(b)	295,400	87,143
CarGurus, Inc. Class A (a)	464,615	10,044,976
Cars.com, Inc. (a)	334,943	6,236,639
DHI Group, Inc. (a)	202,936	499,223
Eventbrite, Inc. (a)	444,580	3,134,289
EverQuote, Inc. Class A (a)	119,661	1,254,047
FaZe Holdings, Inc. Class A (a)	126,599	22,661
fuboTV, Inc. (a)(b)	1,563,263	4,986,809
Getty Images Holdings, Inc. (a)(b)	206,729	1,017,107
Grindr, Inc. (a)(b)	98,740	663,533
IAC, Inc. (a)	380,692	18,208,498
Izea Worldwide, Inc. (a)(b)	159,506	382,814
MediaAlpha, Inc. Class A (a)	114,162	1,155,319
Nextdoor Holdings, Inc. (a)	834,995	1,335,992
Onfolio Holdings, Inc. (a)(b)	18,553	10,019
Outbrain, Inc. (a)	156,211	595,164
Paltalk, Inc. (a)(b)	29,241	53,219
Pinterest, Inc. Class A (a)	3,131,234	106,681,142
PSQ Holdings, Inc. (a)(b)	73,159	417,738
QuinStreet, Inc. (a)	277,031	3,460,117
Rumble, Inc. (a)(b)	407,239	1,804,069
Shutterstock, Inc.	132,924	5,836,693
Snap, Inc. Class A (a)	5,448,756	75,356,295
Society Pass, Inc. (a)(b)	100,893	27,039
Super League Enterprise, Inc. (a)(b)	4,159	7,237
System1, Inc. (a)(b)	123,695	183,069
The Arena Group Holdings, Inc. (a)(b)	87,869	203,856
Travelzoo, Inc. (a)	38,965	395,495
TripAdvisor, Inc. (a)	581,223	10,363,206
TrueCar, Inc. (a)	397,199	1,108,185
Vimeo, Inc. (a)	899,191	3,165,152
Yelp, Inc. (a)	368,129	16,090,919
Zedge, Inc. (a)	61,990	109,102
Ziff Davis, Inc. (a)	252,147	16,092,022
ZipRecruiter, Inc. (a)	400,482	5,370,464
Zoominfo Technologies, Inc. (a)	1,635,351	23,499,994
		328,439,309
Media - 1.4%
AdTheorent Holding Co., Inc. Class A (a)(b)	179,218	254,490
Advantage Solutions, Inc. Class A (a)(b)	525,848	1,446,082
Altice U.S.A., Inc. Class A (a)	1,229,028	2,826,764
AMC Networks, Inc. Class A (a)	156,866	2,390,638
Asset Entities, Inc. (b)	29,589	23,079
Beasley Broadcast Group, Inc. Class A (a)	87,819	63,274
Boston Omaha Corp. (a)	117,436	1,702,822
Cable One, Inc.	24,454	13,011,484
Cardlytics, Inc. (a)(b)	202,469	1,611,653
Cbdmd, Inc. (a)(b)	8,992	6,294
Clear Channel Outdoor Holdings, Inc. (a)	1,910,240	2,769,848
comScore, Inc. (a)(b)	402,859	270,721
Creative Realities, Inc. (a)(b)	29,794	57,204
Cumulus Media, Inc. (a)	87,168	424,508
Daily Journal Corp. (a)	5,069	1,650,365
DallasNews Corp.	27,704	106,383
Direct Digital Holdings, Inc. (a)(b)	19,959	234,319
DISH Network Corp. Class A (a)(b)	1,331,795	4,874,370
E.W. Scripps Co. Class A (a)	329,201	2,274,779
Emerald Holding, Inc. (a)	80,488	408,074
Entravision Communication Corp. Class A	319,951	1,270,205
Fluent, Inc. (a)	237,443	122,877
Gannett Co., Inc. (a)(b)	786,394	1,454,829
Gray Television, Inc.	452,104	3,494,764
Harte-Hanks, Inc. (a)	29,981	204,171
iHeartMedia, Inc. (a)	563,147	1,475,445
Innovid Corp. (a)	486,322	846,200
Integral Ad Science Holding Corp. (a)	300,321	4,381,683
John Wiley & Sons, Inc. Class A	236,617	7,148,200
Lee Enterprises, Inc. (a)	25,212	286,660
Lendway, Inc. (a)	6,003	29,055
Liberty Broadband Corp.:
Class A (a)	33,615	2,788,028
Class C (a)	671,385	55,805,521
Liberty Media Corp. Liberty SiriusXM (a)	814,834	21,992,370
Liberty Media Corp. Liberty SiriusXM Class A	384,417	10,356,194
Magnite, Inc. (a)	647,775	5,234,022
Marchex, Inc. Class B (a)	182,676	274,014
Mediaco Holding, Inc. (a)	11,026	6,616
Mobiquity Technologies, Inc. (a)(b)	13,160	6,383
National CineMedia, Inc. (a)	520,896	2,114,838
Nexstar Broadcasting Group, Inc. Class A	178,382	25,317,757
Nextplay Technologies, Inc. (a)(b)	28,208	11,593
PubMatic, Inc. (a)	236,203	3,946,952
Saga Communications, Inc. Class A	24,331	490,026
Salem Communications Corp. Class A (a)	63,740	38,117
Scholastic Corp.	151,571	5,758,182
Sinclair, Inc. Class A	212,691	2,682,034
Sirius XM Holdings, Inc. (b)	3,508,260	16,418,657
SPAR Group, Inc. (a)	57,183	52,117
Stagwell, Inc. (a)	563,987	2,831,215
Stran & Co., Inc. (a)	43,734	58,604
TechTarget, Inc. (a)	138,984	4,113,926
TEGNA, Inc.	1,079,616	16,550,513
The New York Times Co. Class A	881,331	41,413,744
The Trade Desk, Inc. (a)	2,402,181	169,257,673
Thryv Holdings, Inc. (a)	168,065	2,989,876
Townsquare Media, Inc.	62,934	625,564
Treasure Global, Inc. (a)(b)	270,638	29,094
Troika Media Group, Inc. (a)(b)	79,524	93,838
Urban One, Inc.:
Class A (a)	29,036	121,080
Class D (non-vtg.) (a)	99,828	410,293
WideOpenWest, Inc. (a)	256,009	1,024,036
Xcel Brands, Inc. (a)(b)	44,798	45,022
		449,979,139
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	331,826	3,328,215
KORE Group Holdings, Inc. (a)	243,779	122,255
NII Holdings, Inc. (a)(c)	487,940	5
Spok Holdings, Inc.	111,028	1,860,829
SurgePays, Inc. (a)(b)	46,192	297,938
Telephone & Data Systems, Inc.	522,355	10,290,394
Tingo Group, Inc. (a)(c)	742,384	512,245
U.S. Cellular Corp. (a)	76,088	3,456,678
		19,868,559
TOTAL COMMUNICATION SERVICES		1,345,819,562
CONSUMER DISCRETIONARY - 11.0%
Automobile Components - 1.0%
Adient PLC (a)	503,588	16,215,534
American Axle & Manufacturing Holdings, Inc. (a)	658,258	4,581,476
Atmus Filtration Technologies, Inc. (b)	77,474	1,695,131
Autoliv, Inc.	407,345	42,209,089
Cooper-Standard Holding, Inc. (a)	98,779	1,752,339
Dana, Inc.	712,960	9,418,202
Dorman Products, Inc. (a)	150,897	10,870,620
Fox Factory Holding Corp. (a)	229,337	14,335,856
Garrett Motion, Inc. (a)(b)	808,429	5,982,375
Gentex Corp.	1,250,448	38,026,124
Gentherm, Inc. (a)	181,646	8,341,184
Holley, Inc. (a)	283,832	1,172,226
LCI Industries	137,746	14,946,818
Lear Corp.	315,534	42,202,673
Luminar Technologies, Inc. (a)(b)	1,460,002	3,650,005
Mobileye Global, Inc. (a)(b)	409,693	16,817,898
Modine Manufacturing Co. (a)	280,876	13,819,099
Motorcar Parts of America, Inc. (a)	86,206	831,026
Patrick Industries, Inc.	111,120	9,116,285
Phinia, Inc.	254,143	6,480,647
QuantumScape Corp. Class A (a)(b)	1,812,812	11,493,228
Solid Power, Inc. (a)(b)	712,442	1,004,543
Standard Motor Products, Inc.	99,422	3,576,209
Stoneridge, Inc. (a)	146,411	2,342,576
Strattec Security Corp. (a)	19,332	412,352
Superior Industries International, Inc. (a)	110,238	310,871
Sypris Solutions, Inc. (a)	62,603	118,320
The Goodyear Tire & Rubber Co. (a)	1,524,167	21,170,680
Visteon Corp. (a)	152,977	18,153,781
Worksport Ltd. (a)(b)	65,811	102,665
XPEL, Inc. (a)	113,325	5,178,953
		326,328,785
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	47,997	48,957
AYRO, Inc. (a)(b)	23,498	45,586
Canoo, Inc. (a)(b)	2,061,632	639,106
Envirotech Vehicles, Inc. (a)(b)	64,031	88,363
Faraday Future Intelligent Electric, Inc. (a)(b)	28,157	10,897
Fisker, Inc. (a)(b)	1,054,641	1,666,333
Harley-Davidson, Inc.	697,344	20,913,347
Lucid Group, Inc. Class A (a)(b)	4,794,202	20,231,532
Mullen Automotive, Inc. (a)(b)	2,427,043	368,911
Phoenix Motor, Inc. (a)	18,302	24,708
Rivian Automotive, Inc. (a)(b)	3,585,198	60,087,918
Thor Industries, Inc.	287,326	28,465,387
Volcon, Inc. (a)(b)	25,327	3,472
Winnebago Industries, Inc. (b)	164,580	10,636,805
Workhorse Group, Inc. (a)(b)	737,028	273,953
		143,505,275
Broadline Retail - 0.3%
1stDibs.com, Inc. (a)	123,059	525,462
Big Lots, Inc.	193,311	1,018,749
ContextLogic, Inc. (a)(b)	90,060	453,902
Dillard's, Inc. Class A	18,703	6,491,624
Groupon, Inc. (a)(b)	111,161	1,257,231
Groupon, Inc. rights (a)	111,161	247
Kohl's Corp.	603,532	14,152,825
Macy's, Inc.	1,467,200	23,269,792
Nogin, Inc. (a)	38,535	8,208
Nordstrom, Inc. (b)	533,161	8,327,975
Ollie's Bargain Outlet Holdings, Inc. (a)	332,649	24,373,192
Qurate Retail, Inc. (a)	7,750	50,840
Qurate Retail, Inc. Series A (a)	1,729,160	1,334,912
Savers Value Village, Inc. (b)	120,318	1,810,786
		83,075,745
Distributors - 0.0%
Amcon Distributing Co.	871	153,244
Cheetah Net Supply Chain Service, Inc. (b)	6,364	10,437
Educational Development Corp. (a)	32,621	28,413
Kaival Brands Innovations Group, Inc. (a)(b)	79,290	18,237
Weyco Group, Inc.	36,263	1,067,945
		1,278,276
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	477,784	469,375
ADT, Inc.	1,230,499	7,223,029
Adtalem Global Education, Inc. (a)	223,684	12,743,277
Allurion Technologies, Inc. (b)	179,135	668,174
American Public Education, Inc. (a)	92,479	727,810
Amesite, Inc. (a)(b)	7,616	14,699
Bright Horizons Family Solutions, Inc. (a)	310,596	27,158,514
Carriage Services, Inc.	72,570	1,639,356
Chegg, Inc. (a)	617,973	6,136,472
Coursera, Inc. (a)	560,245	11,064,839
Duolingo, Inc. (a)	190,519	40,445,279
European Wax Center, Inc. (a)(b)	189,499	2,706,046
Frontdoor, Inc. (a)	430,246	14,770,345
Graham Holdings Co.	19,715	12,364,262
Grand Canyon Education, Inc. (a)	160,532	21,947,935
H&R Block, Inc.	819,063	37,201,841
Laureate Education, Inc. Class A	731,732	9,607,641
Lincoln Educational Services Corp. (a)	153,749	1,423,716
Mister Car Wash, Inc. (a)(b)	503,335	3,664,279
Nerdy, Inc. Class A (a)	370,304	962,790
OneSpaWorld Holdings Ltd. (a)	469,161	5,653,390
Perdoceo Education Corp.	355,034	6,184,692
Regis Corp. (a)(b)	9,495	65,231
Rover Group, Inc. Class A (a)	610,533	6,679,231
Service Corp. International	810,459	49,656,823
Strategic Education, Inc.	118,998	10,587,252
Stride, Inc. (a)	219,034	13,269,080
The Beachbody Co., Inc. (a)(b)	14,415	111,572
Udemy, Inc. (a)	460,977	6,859,338
Universal Technical Institute, Inc. (a)	164,009	1,913,985
Wag! Group Co. (a)	42,497	74,795
WW International, Inc. (a)(b)	420,621	3,032,677
Xwell, Inc. (a)(b)	26,046	61,208
		317,088,953
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	310,866	3,152,181
Allied Esports Entertainment, Inc. (a)(b)	63,739	58,002
ARAMARK Holdings Corp.	1,403,625	39,315,536
Ark Restaurants Corp.	9,082	140,771
Bally's Corp. (a)	143,367	1,651,588
Biglari Holdings, Inc.:
Class A (a)	342	251,370
Class B (a)	3,669	535,014
BJ's Restaurants, Inc. (a)(b)	125,842	3,766,451
Bloomin' Brands, Inc.	466,132	10,879,521
Bluegreen Vacations Holding Corp. Class A	49,575	3,694,329
Bowlero Corp. Class A (a)(b)	246,426	2,533,259
Boyd Gaming Corp.	382,175	22,567,434
Brinker International, Inc. (a)	235,978	8,497,568
BurgerFi International, Inc. (a)(b)	70,743	73,573
Canterbury Park Holding Co.	13,280	253,648
Carrols Restaurant Group, Inc.	181,551	1,370,710
Cava Group, Inc. (b)	79,154	2,692,028
Century Casinos, Inc. (a)	142,123	611,129
Choice Hotels International, Inc. (b)	134,475	14,829,903
Churchill Downs, Inc.	367,131	42,502,756
Chuy's Holdings, Inc. (a)	98,652	3,472,550
Cracker Barrel Old Country Store, Inc. (b)	121,078	8,127,966
Dave & Buster's Entertainment, Inc. (a)	182,617	7,494,602
Denny's Corp. (a)	294,112	2,791,123
Dine Brands Global, Inc.	83,242	3,618,530
Doordash, Inc. (a)	1,615,334	151,809,089
Draftkings Holdings, Inc. (a)	2,498,987	95,561,263
Dutch Bros, Inc. (a)	281,310	7,519,416
El Pollo Loco Holdings, Inc.	143,467	1,192,211
Empire Resorts, Inc. (c)	10,999	0
Esports Entertainment Group, Inc. (a)(b)	120,090	2,246
Everi Holdings, Inc. (a)	474,291	4,956,341
FAT Brands, Inc.:
Class A	11,637	67,495
Class B	11,516	60,804
First Watch Restaurant Group, Inc. (a)	129,610	2,343,349
Flanigans Enterprises, Inc.	2,773	70,573
Full House Resorts, Inc. (a)	168,433	845,534
GAN Ltd. (a)	203,247	298,773
GEN Restaurant Group, Inc.	18,350	133,038
Global Business Travel Group, Inc. (a)(b)	255,199	1,587,338
Golden Entertainment, Inc.	116,782	4,162,110
Good Times Restaurants, Inc. (a)	48,498	122,700
Hall of Fame Resort & Entertainment Co. (a)(b)	16,227	58,904
Hilton Grand Vacations, Inc. (a)	394,401	13,512,178
Hyatt Hotels Corp. Class A (b)	246,415	28,278,585
Inspirato, Inc. (a)(b)	7,125	29,711
Inspired Entertainment, Inc. (a)	130,648	1,026,893
Jack in the Box, Inc.	106,668	7,712,096
Krispy Kreme, Inc. (b)	451,158	5,865,054
Kura Sushi U.S.A., Inc. Class A (a)(b)	29,987	1,873,588
Life Time Group Holdings, Inc. (a)(b)	316,327	4,795,517
Light & Wonder, Inc. Class A (a)	490,504	43,370,364
Lindblad Expeditions Holdings (a)	209,107	1,641,490
Lottery.Com, Inc. (a)(b)	11,165	20,097
Marriott Vacations Worldwide Corp.	183,815	13,400,114
Monarch Casino & Resort, Inc.	73,319	4,610,299
Mondee Holdings, Inc. (a)(b)	192,614	508,501
Nathan's Famous, Inc.	14,278	962,908
Noodles & Co. (a)	192,628	589,442
Papa John's International, Inc. (b)	176,115	11,489,743
Penn Entertainment, Inc. (a)	815,093	20,018,684
Planet Fitness, Inc. (a)	454,497	30,878,526
Playa Hotels & Resorts NV (a)	626,412	4,729,411
PlayAGS, Inc. (a)	206,644	1,580,827
Portillo's, Inc. (a)	257,671	4,004,207
Potbelly Corp. (a)	130,794	1,177,146
Rave Restaurant Group, Inc. (a)	44,357	101,134
RCI Hospitality Holdings, Inc.	47,020	2,755,842
Red Robin Gourmet Burgers, Inc. (a)(b)	76,777	680,244
Red Rock Resorts, Inc.	259,923	11,574,371
Rush Street Interactive, Inc. (a)	366,203	1,541,715
Sabre Corp. (a)	1,816,692	6,412,923
SeaWorld Entertainment, Inc. (a)	190,566	9,318,677
Shake Shack, Inc. Class A (a)	202,492	12,262,916
Six Flags Entertainment Corp. (a)	388,652	9,677,435
Soho House & Co., Inc. Class A (a)(b)	207,973	1,308,150
Sonder Holdings, Inc. (a)(b)	48,886	147,636
Sweetgreen, Inc. Class A (a)	502,500	4,728,525
Target Hospitality Corp. (a)(b)	148,043	1,615,149
Texas Roadhouse, Inc. Class A	359,739	40,492,222
The Cheesecake Factory, Inc. (b)	256,614	8,044,849
The ONE Group Hospitality, Inc. (a)(b)	130,468	623,637
Travel+Leisure Co.	393,626	14,028,831
Vacasa, Inc. Class A (a)(b)	21,913	174,427
Vail Resorts, Inc.	207,029	44,989,472
Wendy's Co.	906,234	16,991,888
Wingstop, Inc.	161,265	38,761,655
Wyndham Hotels & Resorts, Inc.	453,448	35,069,668
Xponential Fitness, Inc. (a)	138,441	1,891,104
Yoshiharu Global Co. (a)(b)	2,489	13,490
		920,954,067
Household Durables - 1.3%
Aterian, Inc. (a)(b)	379,248	118,932
Bassett Furniture Industries, Inc.	44,477	734,760
Beazer Homes U.S.A., Inc. (a)	157,912	4,154,665
Cavco Industries, Inc. (a)	43,655	12,344,761
Century Communities, Inc.	151,727	10,945,586
Cricut, Inc. (b)	264,471	1,824,850
Dixie Group, Inc. (a)	61,636	48,508
Dream Finders Homes, Inc. (a)(b)	123,397	3,003,483
Emerson Radio Corp. (a)	23,511	12,933
Ethan Allen Interiors, Inc.	121,806	3,269,273
Flexsteel Industries, Inc.	19,578	331,064
GoPro, Inc. Class A (a)	643,010	2,321,266
Green Brick Partners, Inc. (a)	136,181	6,461,788
Hamilton Beach Brands Holding Co. Class A	42,581	657,025
Harbor Custom Development, Inc. (a)(b)	3,216	2,766
Helen of Troy Ltd. (a)	129,384	13,589,202
Hooker Furnishings Corp.	56,666	1,013,188
Hovnanian Enterprises, Inc. Class A (a)	25,534	2,308,274
Installed Building Products, Inc.	127,006	19,115,673
iRobot Corp. (a)	148,587	5,365,477
KB Home	416,339	21,691,262
Koss Corp. (a)	31,201	92,667
La-Z-Boy, Inc.	231,841	8,158,485
Landsea Homes Corp. (a)	58,856	606,805
Legacy Housing Corp. (a)(b)	38,520	862,848
Leggett & Platt, Inc.	718,272	16,426,881
LGI Homes, Inc. (a)	112,123	13,238,363
Lifetime Brands, Inc.	59,674	383,107
Live Ventures, Inc. (a)	6,742	167,741
Lovesac (a)(b)	73,723	1,530,489
M.D.C. Holdings, Inc.	325,594	14,410,790
M/I Homes, Inc. (a)	150,185	15,846,019
Meritage Homes Corp.	197,848	27,955,922
Nephros, Inc. (a)	49,181	110,657
Newell Brands, Inc.	2,082,448	15,889,078
Nova LifeStyle, Inc. (a)	3,714	7,948
Purple Innovation, Inc.	284,625	176,581
Singing Machine Co., Inc. (a)(b)	10,250	12,813
Skyline Champion Corp. (a)	287,359	17,296,138
Snap One Holdings Corp. (a)	92,333	660,181
Sonos, Inc. (a)	684,205	10,331,496
Taylor Morrison Home Corp. (a)	589,187	26,572,334
Tempur Sealy International, Inc.	923,358	37,229,795
Toll Brothers, Inc.	588,473	50,543,946
TopBuild Corp. (a)	170,841	50,531,351
Traeger, Inc. (a)(b)	344,919	772,619
TRI Pointe Homes, Inc. (a)	529,966	15,464,408
Tupperware Brands Corp. (a)(b)	130,537	224,524
United Homes Group, Inc. (a)(b)	29,344	227,709
Universal Electronics, Inc. (a)	62,479	486,711
Vizio Holding Corp. (a)	531,503	3,561,070
VOXX International Corp. (a)(b)	63,953	686,855
Yunhong CTI Ltd. (a)	37,371	98,286
ZAGG, Inc. rights (a)(c)	138,785	1
		439,879,354
Leisure Products - 0.5%
Acushnet Holdings Corp.	167,374	9,456,631
American Outdoor Brands, Inc. (a)	67,233	577,531
AMMO, Inc. (a)(b)	517,075	1,054,833
Bowflex, Inc. (a)	153,706	94,498
Brunswick Corp.	380,113	29,979,512
Clarus Corp.	161,532	919,117
Connexa Sports Technologies, Inc. (a)(b)	3,096	1,146
Escalade, Inc. (b)	48,129	895,199
Forza X1, Inc. (a)(b)	38,406	23,428
Funko, Inc. (a)(b)	209,935	1,360,379
Interactive Strength, Inc. (b)	8,129	8,128
JAKKS Pacific, Inc. (a)	36,018	1,060,370
Johnson Outdoors, Inc. Class A	35,813	1,881,615
Latham Group, Inc. (a)	183,738	415,248
Malibu Boats, Inc. Class A (a)	118,018	5,221,116
Marine Products Corp.	63,713	609,096
MasterCraft Boat Holdings, Inc. (a)	85,981	1,719,620
Mattel, Inc. (a)	1,914,010	36,366,190
Peloton Interactive, Inc. Class A (a)(b)	1,713,558	9,698,738
Polaris, Inc.	289,579	23,881,580
Smith & Wesson Brands, Inc.	256,516	3,527,095
Solo Brands, Inc. Class A (a)(b)	163,744	853,106
SRM Entertainment, Inc. (b)	2,673	7,244
Sturm, Ruger & Co., Inc.	97,711	4,295,376
Topgolf Callaway Brands Corp. (a)(b)	794,510	9,740,693
Twin Vee PowerCats Co. (a)	35,406	43,903
Vista Outdoor, Inc. (a)	318,411	8,982,374
YETI Holdings, Inc. (a)(b)	471,358	20,098,705
		172,772,471
Specialty Retail - 2.6%
1-800-FLOWERS.com, Inc. Class A (a)	168,812	1,490,610
a.k.a. Brands Holding Corp. (a)(b)	6,397	61,827
Abercrombie & Fitch Co. Class A (a)	269,554	20,456,453
Academy Sports & Outdoors, Inc.	411,061	20,910,673
Advance Auto Parts, Inc. (b)	322,648	16,387,292
America's Car Mart, Inc. (a)	32,260	2,576,606
American Eagle Outfitters, Inc.	1,000,973	19,048,516
Arhaus, Inc. (a)	233,026	2,171,802
Arko Corp.	391,729	2,930,133
Asbury Automotive Group, Inc. (a)	110,749	23,237,355
AutoNation, Inc. (a)	144,213	19,507,693
BARK, Inc. (a)	559,870	460,101
Barnes & Noble Education, Inc. (a)	209,446	232,485
Beyond, Inc. (a)(b)	252,104	4,845,439
Big 5 Sporting Goods Corp.	131,359	778,959
Boot Barn Holdings, Inc. (a)	162,522	11,909,612
Brilliant Earth Group, Inc. Class A (a)(b)	64,712	163,721
Build-A-Bear Workshop, Inc. (b)	70,829	1,730,352
Burlington Stores, Inc. (a)	349,306	59,238,805
Caleres, Inc.	182,885	5,552,389
Camping World Holdings, Inc.	237,789	5,026,859
CarParts.com, Inc. (a)	309,937	948,407
Carvana Co. Class A (a)(b)	515,863	16,156,829
Chewy, Inc. (a)(b)	618,100	10,767,302
Chico's FAS, Inc. (a)	659,135	4,969,878
Citi Trends, Inc. (a)(b)	46,162	1,102,349
Conn's, Inc. (a)	67,861	223,941
Designer Brands, Inc. Class A	264,380	3,077,383
Destination XL Group, Inc. (a)	302,953	1,145,162
Dick's Sporting Goods, Inc.	336,632	43,795,823
Digital Brands Group, Inc. (a)(b)	1,790	5,782
Duluth Holdings, Inc. (a)	111,369	557,959
Envela Corp. (a)	40,144	175,831
EVgo, Inc. Class A (a)(b)	541,785	1,690,369
Express, Inc. (a)(b)	16,366	140,584
Five Below, Inc. (a)	299,169	56,381,390
Floor & Decor Holdings, Inc. Class A (a)(b)	572,201	52,476,554
Foot Locker, Inc. (b)	438,752	11,815,591
GameStop Corp. Class A (a)(b)	1,447,371	21,059,248
Gap, Inc.	1,151,186	23,104,303
Genesco, Inc. (a)	67,692	2,529,650
Group 1 Automotive, Inc.	75,427	21,277,957
Grove Collaborative Holdings, Inc. Class A (a)(b)	79,453	156,522
GrowGeneration Corp. (a)(b)	350,259	931,689
Guess?, Inc.	147,079	3,238,680
Haverty Furniture Companies, Inc.	74,973	2,349,654
Hibbett, Inc.	71,167	4,451,496
J. Jill, Inc. (a)	28,247	833,569
JOANN, Inc. (a)(b)	67,575	39,531
Kidpik Corp. (a)(b)	17,079	7,583
Kirkland's, Inc. (a)(b)	59,701	146,267
Lands' End, Inc. (a)(b)	61,781	436,174
Lazydays Holdings, Inc. (a)(b)	64,774	447,588
Leslie's, Inc. (a)(b)	980,884	4,835,758
Lithia Motors, Inc. Class A (sub. vtg.)	148,091	39,538,816
LL Flooring Holdings, Inc. (a)	59,988	209,958
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	88,763	242,323
MarineMax, Inc. (a)	108,965	3,250,426
Monro, Inc.	169,655	4,906,423
Murphy U.S.A., Inc.	105,182	38,870,008
National Vision Holdings, Inc. (a)	427,185	7,881,563
OneWater Marine, Inc. Class A (a)(b)	55,180	1,481,583
PARTS iD, Inc. (a)(b)	40,573	3,449
Penske Automotive Group, Inc. (b)	104,944	15,668,139
Petco Health & Wellness Co., Inc. (a)	386,839	1,168,254
PetMed Express, Inc. (b)	133,275	923,596
Polished.Com, Inc. (a)(b)	3,914	4,814
Rent the Runway, Inc. Class A (a)(b)	231,715	124,825
Revolve Group, Inc. (a)(b)	234,191	3,119,424
RH (a)	83,721	22,602,158
RumbleON, Inc.:
Class B (a)	68,926	403,217
rights (a)	68,926	26,016
Sally Beauty Holdings, Inc. (a)	573,933	5,549,932
Shoe Carnival, Inc. (b)	102,580	2,491,668
Signet Jewelers Ltd.	244,188	20,067,370
Sleep Number Corp. (a)	112,594	1,141,703
Sonic Automotive, Inc. Class A (sub. vtg.)	86,729	4,446,596
Sportsman's Warehouse Holdings, Inc. (a)	224,497	1,084,321
Stitch Fix, Inc. (a)	446,296	1,669,147
The Aaron's Co., Inc.	181,449	1,598,566
The Buckle, Inc.	162,892	6,281,116
The Cato Corp. Class A (sub. vtg.) (b)	85,230	589,792
The Children's Place, Inc. (a)	72,058	1,639,320
The Container Store Group, Inc. (a)(b)	153,734	289,020
The ODP Corp. (a)	183,062	8,338,474
The RealReal, Inc. (a)(b)	440,124	994,680
thredUP, Inc. (a)(b)	394,025	768,349
Tile Shop Holdings, Inc. (a)	123,984	836,892
Tilly's, Inc. (a)	116,067	959,874
Torrid Holdings, Inc. (a)(b)	47,211	181,290
Upbound Group, Inc.	249,756	7,267,900
Urban Outfitters, Inc. (a)	301,060	10,747,842
Valvoline, Inc. (b)	743,722	25,465,041
Victoria's Secret & Co. (a)	421,357	11,355,571
Vroom, Inc. (a)(b)	585,601	386,380
Warby Parker, Inc. (a)	419,592	4,367,953
Wayfair LLC Class A (a)(b)	485,052	27,065,902
Williams-Sonoma, Inc.	345,681	64,829,015
Winmark Corp.	15,157	6,517,510
Zumiez, Inc. (a)	87,903	1,659,609
		869,010,310
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. Class A (a)	474,917	429,515
Capri Holdings Ltd. (a)	622,993	30,177,781
Carter's, Inc.	201,415	13,734,489
Charles & Colvard Ltd. (a)	125,762	55,210
Columbia Sportswear Co.	187,482	14,685,465
Crocs, Inc. (a)	331,336	34,992,395
Crown Crafts, Inc.	50,184	246,403
Culp, Inc. (a)	47,889	243,755
Deckers Outdoor Corp. (a)	140,861	93,527,478
Delta Apparel, Inc. (a)(b)	28,843	251,511
Figs, Inc. Class A (a)(b)	650,448	4,722,252
Forward Industries, Inc. (NY Shares) (a)(b)	23,278	17,202
Fossil Group, Inc. (a)	225,499	248,049
G-III Apparel Group Ltd. (a)	217,283	6,251,232
Hanesbrands, Inc. (b)	1,953,875	7,112,105
Jerash Holdings U.S., Inc.	24,555	68,754
Kontoor Brands, Inc.	267,962	14,729,871
Lakeland Industries, Inc.	35,408	517,311
Levi Strauss & Co. Class A (b)	532,985	8,255,938
MGO Global, Inc. (b)	34,595	17,021
Movado Group, Inc.	83,635	2,187,055
Oxford Industries, Inc.	79,129	7,155,635
PLBY Group, Inc. (a)(b)	242,135	127,121
PVH Corp.	337,251	32,976,403
Rocky Brands, Inc.	35,755	1,032,247
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	722,367	42,554,640
Steven Madden Ltd.	378,273	14,344,112
Superior Group of Companies, Inc.	55,763	663,022
Toughbuilt Industries, Inc. (a)	101,610	17,070
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,096,751	8,927,553
Class C (non-vtg.) (a)	1,003,268	7,685,033
Unifi, Inc. (a)	82,897	538,831
Vera Bradley, Inc. (a)	122,276	918,293
Vince Holding Corp. (a)	11,671	14,589
Wolverine World Wide, Inc.	458,248	3,927,185
		353,352,526
TOTAL CONSUMER DISCRETIONARY		3,627,245,762
CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Alkaline Water Co., Inc. (a)(b)	6,841	1,911
Boston Beer Co., Inc. Class A (a)	50,831	18,032,806
Celsius Holdings, Inc. (a)(b)	794,730	39,347,082
Coca-Cola Bottling Co. Consolidated	25,371	18,635,507
Duckhorn Portfolio, Inc. (a)	226,724	2,328,455
Eastside Distilling, Inc. (a)(b)	3,187	3,888
Fresh Vine Wine, Inc. (a)(b)	33,897	26,775
MGP Ingredients, Inc.	83,587	7,142,509
National Beverage Corp. (a)	128,586	6,112,978
Splash Beverage Group, Inc. (a)(b)	142,631	87,319
The Vita Coco Co., Inc. (a)	164,892	4,626,870
Vintage Wine Estates, Inc. (a)(b)	85,369	43,274
Willamette Valley Vineyards, Inc. (a)	14,442	76,976
Zevia PBC (a)(b)	262,449	564,265
		97,030,615
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	2,169,696	47,234,282
Andersons, Inc.	169,653	8,458,899
BJ's Wholesale Club Holdings, Inc. (a)	723,114	46,698,702
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
Casey's General Stores, Inc.	201,602	55,521,191
Chefs' Warehouse Holdings (a)	193,681	5,210,019
Grocery Outlet Holding Corp. (a)	533,778	15,057,877
HF Foods Group, Inc. (a)	207,227	982,256
Ingles Markets, Inc. Class A	79,363	6,477,608
MedAvail Holdings, Inc. (a)(b)	2,811	6,269
Natural Grocers by Vitamin Cottage, Inc.	45,442	712,985
Performance Food Group Co. (a)	840,224	54,656,571
PriceSmart, Inc.	137,519	9,267,405
Reborn Coffee, Inc. (a)(b)	21,316	16,605
SpartanNash Co.	187,448	4,155,722
Sprouts Farmers Market LLC (a)	548,478	23,628,432
U.S. Foods Holding Corp. (a)	1,221,626	53,543,868
United Natural Foods, Inc. (a)	323,783	4,711,043
Village Super Market, Inc. Class A	34,702	873,102
Weis Markets, Inc.	89,906	5,425,827
		342,638,666
Food Products - 0.8%
Alico, Inc.	24,847	694,722
Arcadia Biosciences, Inc. (a)(b)	5,983	16,752
B&G Foods, Inc. Class A (b)	387,654	3,581,923
Barfresh Food Group, Inc. (a)(b)	23,899	35,132
Benson Hill, Inc. (a)	588,976	118,679
Better Choice Co., Inc. (a)(b)	449,326	152,771
Beyond Meat, Inc. (a)(b)	343,378	2,503,226
Blue Star Foods Corp. (a)(b)	2,554	378
BranchOut Food, Inc. (b)	6,925	10,803
BRC, Inc. Class A (a)(b)	201,146	856,882
Bridgford Foods Corp. (a)	8,529	91,346
Cal-Maine Foods, Inc.	218,535	10,472,197
Calavo Growers, Inc.	95,812	2,078,162
Coffee Holding Co., Inc. (a)	25,229	20,688
Darling Ingredients, Inc. (a)	856,582	37,578,252
Edible Garden AG, Inc. (a)	13,051	6,524
Farmer Brothers Co. (a)	97,784	283,574
Flowers Foods, Inc.	1,032,055	21,477,065
Fresh Del Monte Produce, Inc.	181,299	4,133,617
Freshpet, Inc. (a)(b)	258,917	18,370,161
Ingredion, Inc.	356,788	36,567,202
J&J Snack Foods Corp.	83,586	13,754,076
John B. Sanfilippo & Son, Inc.	49,086	4,517,875
Laird Superfood, Inc. (a)	38,028	39,929
Lancaster Colony Corp.	110,021	18,252,484
Lifecore Biomedical (a)(b)	140,525	1,007,564
Lifeway Foods, Inc. (a)	27,609	388,183
Limoneira Co.	92,281	1,402,671
Local Bounti Corp. (a)(b)	22,205	77,940
Mama's Creations, Inc. (a)	154,406	623,800
Mission Produce, Inc. (a)	228,785	1,935,521
Nuzee, Inc. (a)	3,182	7,796
Pilgrim's Pride Corp. (a)	216,625	5,536,935
Post Holdings, Inc. (a)	272,472	23,277,283
Rocky Mountain Chocolate Factory, Inc. (a)	25,321	104,829
S&W Seed Co. (a)(b)	123,249	80,975
Sadot Group, Inc. (a)	200,579	100,290
Seaboard Corp.	1,226	4,309,378
Seneca Foods Corp.:
Class A (a)	31,000	1,514,970
Class B (a)	1,516	69,433
Sovos Brands, Inc. (a)(b)	338,855	7,424,313
Stryve Foods, Inc. (a)(b)	6,604	18,557
The Hain Celestial Group, Inc. (a)	499,335	5,277,971
The Real Good Food Co., Inc. (a)	37,881	71,974
The Simply Good Foods Co. (a)	487,782	18,896,675
Tootsie Roll Industries, Inc.	95,999	3,176,607
TreeHouse Foods, Inc. (a)	279,845	11,392,490
Utz Brands, Inc. Class A (b)	367,866	4,859,510
Vital Farms, Inc. (a)	148,920	1,983,614
Westrock Coffee Holdings (a)(b)	148,209	1,363,523
Whole Earth Brands, Inc. Class A (a)(b)	164,162	533,527
WK Kellogg Co.	354,078	3,965,674
		275,016,423
Household Products - 0.2%
Central Garden & Pet Co. (a)	17,909	726,747
Central Garden & Pet Co. Class A (non-vtg.) (a)	256,881	9,319,643
Energizer Holdings, Inc.	359,584	11,089,571
Oil-Dri Corp. of America	28,481	1,616,582
Reynolds Consumer Products, Inc.	299,583	7,861,058
Spectrum Brands Holdings, Inc.	190,957	13,239,049
WD-40 Co.	72,697	17,583,950
		61,436,600
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	707,291	37,415,694
Coty, Inc. Class A (a)	1,932,316	22,028,402
Cyanotech Corp. (a)(b)	22,406	19,034
Edgewell Personal Care Co.	277,604	9,663,395
elf Beauty, Inc. (a)	293,199	34,623,870
Flora Growth Corp. (a)(b)	32,165	36,990
Guardion Health Sciences, Inc. (a)	5,560	34,194
Herbalife Ltd. (a)(b)	529,368	6,818,260
Inter Parfums, Inc.	96,369	12,061,544
LifeVantage Corp.	60,660	382,765
Mannatech, Inc.	5,443	48,933
MediFast, Inc.	59,081	3,921,797
Natural Alternatives International, Inc. (a)	24,727	143,911
Natural Health Trends Corp.	38,412	205,504
Nature's Sunshine Products, Inc. (a)	70,410	1,206,123
Nu Skin Enterprises, Inc. Class A	274,007	4,663,599
Olaplex Holdings, Inc. (a)	557,105	1,214,489
Safety Shot, Inc. (a)(b)	101,037	452,646
Smart for Life, Inc. (a)(b)	2,012	4,849
The Beauty Health Co. (a)(b)	482,693	1,235,694
The Honest Co., Inc. (a)	314,062	750,608
United-Guardian, Inc.	16,124	130,927
Upexi, Inc. (a)	58,766	44,556
USANA Health Sciences, Inc. (a)	59,829	2,827,519
Veru, Inc. (a)(b)	280,868	268,257
		140,203,560
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	83,133	21,615
Hempacco Co., Inc. (a)	60,868	20,147
Turning Point Brands, Inc.	95,652	2,183,735
Universal Corp.	132,612	7,460,751
Vector Group Ltd.	721,642	7,728,786
		17,415,034
TOTAL CONSUMER STAPLES		933,740,898
ENERGY - 4.8%
Energy Equipment & Services - 1.3%
Archrock, Inc.	739,451	10,714,645
Atlas Energy Solutions, Inc.	95,408	1,627,660
Bristow Group, Inc. (a)	127,794	3,290,696
Cactus, Inc.	348,735	14,817,750
Championx Corp.	1,057,535	31,006,926
Core Laboratories, Inc.	246,211	4,360,397
Diamond Offshore Drilling, Inc. (a)	559,928	7,206,273
DMC Global, Inc. (a)	106,024	1,691,083
Dril-Quip, Inc. (a)	183,267	4,072,193
Drilling Tools International Corp. (a)	23,413	80,307
Energy Services of America Corp.	49,235	221,065
ENGlobal Corp. (a)(b)	164,845	39,629
Enservco Corp. (a)(b)	98,018	30,680
Expro Group Holdings NV (a)	465,047	7,231,481
Forum Energy Technologies, Inc. (a)	47,974	1,044,394
Geospace Technologies Corp. (a)	60,821	724,986
Gulf Island Fabrication, Inc. (a)	61,181	258,184
Helix Energy Solutions Group, Inc. (a)	757,396	7,058,931
Helmerich & Payne, Inc.	534,973	19,382,072
Independence Contract Drilling, Inc. (a)(b)	65,301	156,069
KLX Energy Services Holdings, Inc. (a)	70,036	665,342
Kodiak Gas Services, Inc.	88,128	1,553,697
Liberty Oilfield Services, Inc. Class A	832,176	16,518,694
Mammoth Energy Services, Inc. (a)	118,173	522,325
MIND Technology, Inc. (a)	4,666	24,123
Nabors Industries Ltd. (a)	48,989	4,253,225
Natural Gas Services Group, Inc. (a)	51,664	790,459
NCS Multistage Holdings, Inc. (a)	3,698	46,299
Newpark Resources, Inc. (a)	408,392	2,838,324
Nine Energy Service, Inc. (a)(b)	47,072	103,558
Noble Corp. PLC	583,816	26,937,270
NOV, Inc.	2,122,423	39,944,001
Oceaneering International, Inc. (a)	538,834	11,132,310
Oil States International, Inc. (a)	365,371	2,517,406
Patterson-UTI Energy, Inc.	1,737,419	20,345,176
Profire Energy, Inc. (a)	188,709	315,144
ProFrac Holding Corp. (a)(b)	127,148	1,024,813
ProPetro Holding Corp. (a)	461,209	4,201,614
Ranger Energy Services, Inc. Class A	79,911	779,132
RPC, Inc.	455,109	3,299,540
SEACOR Marine Holdings, Inc. (a)	132,531	1,530,733
Select Water Solutions, Inc. Class A	436,868	3,259,035
Smart Sand, Inc. (a)	153,953	300,208
Solaris Oilfield Infrastructure, Inc. Class A	160,109	1,370,533
Superior Drilling Products, Inc. (a)	59,138	42,579
TechnipFMC PLC	2,361,994	48,940,516
TETRA Technologies, Inc. (a)	622,846	2,939,833
Tidewater, Inc. (a)	261,498	15,710,800
Transocean Ltd. (United States) (a)(b)	3,637,755	23,136,122
U.S. Silica Holdings, Inc. (a)	413,718	4,666,739
Valaris Ltd. (a)	342,633	23,504,624
Weatherford International PLC (a)	388,651	35,246,759
		413,476,354
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	12,852	359,985
Aemetis, Inc. (a)(b)	202,124	897,431
American Resources Corp. (a)(b)	273,284	456,384
Amplify Energy Corp. (a)	197,629	1,213,442
Antero Midstream GP LP	1,828,405	24,354,355
Antero Resources Corp. (a)	1,517,032	35,847,466
Barnwell Industries, Inc.	27,937	73,611
Battalion Oil Corp. (a)(b)	18,491	93,010
Berry Corp.	381,152	2,736,671
California Resources Corp.	349,116	17,878,230
Callon Petroleum Co. (a)(b)	296,870	9,283,125
Camber Energy, Inc. (a)(b)	554,336	135,369
Centrus Energy Corp. Class A (a)	69,182	3,460,484
Cheniere Energy, Inc.	1,296,419	236,142,721
Chesapeake Energy Corp. (b)	607,098	48,756,040
Chord Energy Corp.	223,376	36,218,185
Civitas Resources, Inc.	459,370	31,554,125
Clean Energy Fuels Corp. (a)(b)	969,840	3,501,122
Clean Energy Technologies, Inc. (a)(b)	66,047	101,712
CNX Resources Corp. (a)	876,647	18,286,856
Comstock Mining, Inc. (a)	503,710	234,225
Comstock Resources, Inc.	508,686	5,020,731
CONSOL Energy, Inc.	155,330	16,569,051
Crescent Energy, Inc. Class A (b)	387,348	4,415,767
CVR Energy, Inc. (b)	155,529	4,941,156
Delek U.S. Holdings, Inc.	324,841	8,816,185
Dorian LPG Ltd.	183,075	7,755,057
DT Midstream, Inc.	519,754	29,776,707
Empire Petroleum Corp. (a)(b)	94,672	855,835
Enviva, Inc. (b)	120,695	147,248
Epsilon Energy Ltd.	118,135	629,660
Equitrans Midstream Corp.	2,326,560	21,823,133
Evolution Petroleum Corp.	176,977	1,049,474
Excelerate Energy, Inc.	98,419	1,645,566
EzFill Holdings, Inc. (a)(b)	8,865	15,602
Gevo, Inc. (a)(b)	1,149,619	1,299,069
Granite Ridge Resources, Inc.	137,691	813,754
Green Plains, Inc. (a)	324,123	8,064,180
Gulfport Energy Corp. (a)	54,623	7,485,536
Hallador Energy Co. (a)	134,183	1,694,731
HF Sinclair Corp.	862,416	45,259,592
HighPeak Energy, Inc. (b)	98,387	1,513,192
Houston American Energy Corp. (a)(b)	50,037	87,565
International Seaways, Inc.	204,511	9,333,882
Kinetik Holdings, Inc.	82,552	3,001,591
Kosmos Energy Ltd. (a)	2,472,690	16,789,565
Lightbridge Corp. (a)	65,447	210,085
Magnolia Oil & Gas Corp. Class A	1,009,708	21,708,722
Matador Resources Co.	596,395	34,519,343
Mexco Energy Corp.	5,474	56,930
Murphy Oil Corp.	796,216	34,054,158
NACCO Industries, Inc. Class A	23,382	809,485
New Fortress Energy, Inc.	355,949	13,696,918
Nextdecade Corp. (a)(b)	402,297	2,007,462
Northern Oil & Gas, Inc.	485,066	18,151,170
OPAL Fuels, Inc. (a)	105,550	577,359
Overseas Shipholding Group, Inc. (a)	320,499	1,554,420
Ovintiv, Inc.	1,364,693	60,510,488
Par Pacific Holdings, Inc. (a)	304,341	10,429,766
PBF Energy, Inc. Class A	594,486	26,395,178
Peabody Energy Corp.	600,423	14,314,084
Pedevco Corp. (a)	131,412	108,034
Permian Resource Corp. Class A	1,974,162	25,940,489
Phx Minerals, Inc. Class A	142,083	467,453
PrimeEnergy Corp. (a)	2,532	270,266
Range Resources Corp.	1,301,234	42,290,105
Rex American Resources Corp. (a)	82,161	4,027,532
Riley Exploration Permian, Inc.	23,904	590,429
Ring Energy, Inc. (a)(b)	223,641	369,008
Riskon International, Inc. (a)(b)	12,614	3,368
SandRidge Energy, Inc.	171,240	2,364,824
SilverBow Resources, Inc. (a)	66,719	2,122,331
Sitio Royalties Corp.	450,621	9,927,181
SM Energy Co.	638,073	23,895,834
Southwestern Energy Co. (a)	5,945,911	39,183,553
Stabilis Solutions, Inc. (a)	21,344	100,744
Talos Energy, Inc. (a)	533,865	7,431,401
Tellurian, Inc. (a)(b)	3,111,808	1,895,091
Texas Pacific Land Corp.	33,518	56,040,420
U.S. Energy Corp.	31,254	36,255
Uranium Energy Corp. (a)(b)	2,036,610	13,278,697
VAALCO Energy, Inc.	594,641	2,765,081
Verde Clean Fuels, Inc. (a)	14,007	38,379
Vertex Energy, Inc. (a)(b)	461,392	1,559,505
Vital Energy, Inc. (a)	88,731	3,978,698
Vitesse Energy, Inc.	126,117	2,980,145
Vivakor, Inc. (a)(b)	55,562	52,217
W&T Offshore, Inc.	509,351	1,701,232
World Kinect Corp.	320,390	6,741,006
		1,159,543,224
TOTAL ENERGY		1,573,019,578
FINANCIALS - 16.7%
Banks - 5.2%
1895 Bancorp of Wisconsin, Inc. (a)	28,572	180,289
1st Source Corp.	92,674	4,478,934
ACNB Corp.	45,263	1,768,878
Affinity Bancshares, Inc. (a)	14,335	204,130
Amalgamated Financial Corp.	99,578	2,091,138
Amerant Bancorp, Inc. Class A	145,255	3,008,231
American National Bankshares, Inc.	57,313	2,329,773
Ameris Bancorp	354,657	15,101,295
AmeriServ Financial, Inc.	78,467	227,554
Ames National Corp.	48,008	887,188
Arrow Financial Corp.	92,104	2,270,364
Associated Banc-Corp.	819,484	14,537,646
Atlantic Union Bankshares Corp.	400,582	12,245,792
Auburn National Bancorp., Inc.	11,854	257,587
Axos Financial, Inc. (a)	283,557	10,851,726
Banc of California, Inc.	307,010	3,549,036
BancFirst Corp.	79,388	6,877,382
Bancorp, Inc., Delaware (a)	292,819	11,422,869
Bank First National Corp. (b)	45,774	3,696,708
Bank of Hawaii Corp.	216,265	12,558,509
Bank of Marin Bancorp	77,909	1,498,190
Bank of the James Financial Group, Inc.	20,397	202,746
Bank OZK	567,000	23,734,620
Bank7 Corp.	20,617	490,685
BankFinancial Corp.	59,813	534,130
BankUnited, Inc.	410,915	11,337,145
Bankwell Financial Group, Inc.	33,399	900,437
Banner Corp.	183,522	8,284,183
Bar Harbor Bankshares	80,540	2,091,624
BayCom Corp.	57,802	1,208,062
BayFirst Financial Corp.	17,855	189,263
BCB Bancorp, Inc.	78,920	913,894
Berkshire Hills Bancorp, Inc.	237,372	4,968,196
Blue Foundry Bancorp (a)	114,968	1,000,222
Blue Ridge Bankshares, Inc.	75,819	204,711
Bogota Financial Corp. (a)	18,840	129,619
BOK Financial Corp.	149,971	10,763,419
Bridgewater Bancshares, Inc. (a)	107,052	1,110,129
Broadway Financial Corp. (a)(b)	25,875	195,356
Brookline Bancorp, Inc., Delaware	481,164	4,585,493
Burke & Herbert Financial Services Corp.	34,757	1,653,043
Business First Bancshares, Inc.	128,242	2,594,336
BV Financial, Inc. (a)	51,163	619,072
Byline Bancorp, Inc.	157,993	3,158,280
C & F Financial Corp.	16,696	974,045
Cadence Bank	992,500	24,862,125
California Bancorp, Inc. (a)	35,824	820,370
Cambridge Bancorp	40,660	2,375,764
Camden National Corp.	80,391	2,713,196
Capital Bancorp, Inc.	49,936	1,057,145
Capital City Bank Group, Inc.	72,639	1,942,367
Capitol Federal Financial, Inc.	680,243	3,666,510
Capstar Financial Holdings, Inc.	96,179	1,580,221
Carter Bankshares, Inc. (a)	122,175	1,530,853
Carver Bancorp, Inc. (a)	16,351	31,557
Catalyst Bancorp, Inc. (a)	22,080	246,192
Cathay General Bancorp	394,511	14,470,663
CB Financial Services, Inc.	23,875	524,773
Central Pacific Financial Corp.	149,440	2,625,661
Central Valley Community Bancorp	51,205	881,238
Cf Bankshares, Inc.	11,345	183,902
Chemung Financial Corp.	18,332	846,938
ChoiceOne Financial Services, Inc.	34,653	866,672
Citizens & Northern Corp.	81,358	1,636,109
Citizens Community Bancorp, Inc.	44,291	470,370
Citizens Financial Services, Inc.	23,657	1,347,030
Citizens Holding Co.	26,814	282,888
City Holding Co.	82,139	7,907,522
Civista Bancshares, Inc.	79,581	1,245,443
CNB Financial Corp., Pennsylvania	111,578	2,269,497
Coastal Financial Corp. of Washington (a)	59,535	2,326,032
Codorus Valley Bancorp, Inc.	46,939	948,637
Colony Bankcorp, Inc.	80,524	864,023
Columbia Banking Systems, Inc.	1,129,887	25,343,365
Columbia Financial, Inc. (a)(b)	154,278	2,537,873
Commerce Bancshares, Inc.	611,496	30,923,353
Community Bank System, Inc.	292,062	12,955,870
Community Trust Bancorp, Inc.	83,734	3,331,776
Community West Bancshares	14,248	197,050
ConnectOne Bancorp, Inc.	195,146	3,836,570
CrossFirst Bankshares, Inc. (a)	232,611	2,609,895
Cullen/Frost Bankers, Inc.	345,075	33,917,422
Cullman Bancorp, Inc.	15,210	159,705
Customers Bancorp, Inc. (a)	151,058	6,808,184
CVB Financial Corp.	718,740	12,851,071
Dime Community Bancshares, Inc.	190,102	3,821,050
Eagle Bancorp Montana, Inc.	38,172	473,333
Eagle Bancorp, Inc.	171,754	4,077,440
East West Bancorp, Inc.	760,732	47,865,257
Eastern Bankshares, Inc.	861,758	10,306,626
ECB Bancorp, Inc. (a)	44,521	539,149
Enterprise Bancorp, Inc.	48,348	1,306,846
Enterprise Financial Services Corp.	203,515	7,979,823
Equity Bancshares, Inc.	71,783	1,811,085
Esquire Financial Holdings, Inc.	37,058	1,725,791
ESSA Bancorp, Inc.	43,735	729,937
Evans Bancorp, Inc.	27,495	752,813
Farmers & Merchants Bancorp, Inc.	66,607	1,298,837
Farmers National Banc Corp.	184,555	2,271,872
FB Financial Corp.	189,193	6,349,317
Fidelity D & D Bancorp, Inc. (b)	24,647	1,277,454
Financial Institutions, Inc.	82,724	1,436,089
Finward Bancorp	19,315	403,684
FinWise BanCorp (a)	32,924	377,638
First Bancorp, North Carolina	222,070	6,959,674
First Bancorp, Puerto Rico	962,038	14,430,570
First Bancshares, Inc.	153,207	3,929,760
First Bank Hamilton New Jersey	106,567	1,299,052
First Busey Corp.	281,763	6,114,257
First Business Finance Services, Inc.	38,019	1,329,905
First Capital, Inc.	17,462	470,252
First Citizens Bancshares, Inc.	64,249	94,310,465
First Commonwealth Financial Corp.	550,809	7,364,316
First Community Bankshares, Inc.	90,638	2,960,237
First Community Corp.	38,639	681,592
First Financial Bancorp, Ohio	511,942	10,346,348
First Financial Bankshares, Inc.	691,489	18,151,586
First Financial Corp., Indiana	59,333	2,269,487
First Financial Northwest, Inc.	43,237	520,141
First Foundation, Inc.	302,092	1,776,301
First Guaranty Bancshares, Inc.	30,837	293,260
First Hawaiian, Inc.	694,565	13,648,202
First Horizon National Corp.	3,004,797	38,431,354
First Internet Bancorp	40,960	898,662
First Interstate Bancsystem, Inc.	439,368	11,375,238
First Merchants Corp.	321,259	9,853,014
First Mid-Illinois Bancshares, Inc.	102,583	3,179,047
First National Corp.	26,724	495,730
First Northwest Bancorp	46,071	680,008
First of Long Island Corp.	114,741	1,305,753
First Savings Financial Group, Inc.	28,543	423,007
First Seacoast Bancorp, Inc.	17,861	116,097
First U.S. Bancshares, Inc.	18,646	171,077
First United Corp.	31,830	588,855
First Western Financial, Inc. (a)	38,166	633,556
Five Star Bancorp	62,453	1,427,051
Flushing Financial Corp.	155,862	2,202,330
FNB Corp., Pennsylvania	1,918,968	23,008,426
FNCB Bancorp, Inc.	86,115	514,968
Franklin Financial Services Corp.	20,936	698,425
FS Bancorp, Inc.	36,429	1,105,620
Fulton Financial Corp.	874,183	12,439,624
FVCBankcorp, Inc. (a)	78,455	875,558
German American Bancorp, Inc.	159,616	4,600,133
Glacier Bancorp, Inc.	599,712	20,168,315
Glen Burnie Bancorp (b)	15,577	85,206
Great Southern Bancorp, Inc.	47,801	2,428,769
Greene County Bancorp, Inc.	35,611	893,836
Guaranty Bancshares, Inc. Texas	47,363	1,415,680
Hancock Whitney Corp.	467,174	19,270,928
Hanmi Financial Corp.	168,796	2,808,765
Hanover Bancorp, Inc.	6,933	122,714
HarborOne Bancorp, Inc.	218,910	2,414,577
Hawthorn Bancshares, Inc.	30,919	656,720
HBT Financial, Inc.	69,144	1,296,450
Heartland Financial U.S.A., Inc.	208,796	6,458,060
Heritage Commerce Corp.	329,209	2,794,984
Heritage Financial Corp., Washington	191,025	3,404,066
Hilltop Holdings, Inc.	247,024	7,274,857
Hingham Institution for Savings (b)	9,862	1,607,506
HMN Financial, Inc.	20,599	366,662
Home Bancorp, Inc.	36,892	1,344,713
Home Bancshares, Inc.	1,016,696	22,550,317
Home Federal Bancorp, Inc.	4,865	62,904
HomeStreet, Inc.	111,008	749,304
HomeTrust Bancshares, Inc.	84,353	1,946,867
Hope Bancorp, Inc.	645,388	6,324,802
Horizon Bancorp, Inc. Indiana	212,289	2,311,827
IF Bancorp, Inc.	12,117	173,879
Independent Bank Corp.	115,709	2,501,629
Independent Bank Corp.	241,084	13,746,610
Independent Bank Group, Inc.	194,590	7,526,741
International Bancshares Corp.	292,218	13,111,822
Investar Holding Corp.	44,745	492,642
John Marshall Bankcorp, Inc.	65,804	1,299,629
Kearny Financial Corp.	353,877	2,795,628
Kentucky First Federal Bancorp	17,095	81,030
Lakeland Bancorp, Inc.	348,895	4,322,809
Lakeland Financial Corp.	137,275	7,625,626
Landmark Bancorp, Inc.	21,528	417,428
LCNB Corp.	52,197	759,988
LINKBANCORP, Inc.	64,960	420,291
Live Oak Bancshares, Inc.	177,235	5,955,096
Luther Burbank Corp.	47,111	403,741
Macatawa Bank Corp.	138,534	1,345,165
Magyar Bancorp, Inc.	15,505	151,174
Mainstreet Bancshares, Inc.	32,285	672,174
Mercantile Bank Corp.	79,827	2,745,251
Meridian Corp.	48,512	635,992
Metrocity Bankshares, Inc.	94,951	1,897,121
Metropolitan Bank Holding Corp. (a)	59,596	2,322,456
Mid Penn Bancorp, Inc.	77,568	1,560,668
Middlefield Banc Corp.	37,813	1,071,999
Midland States Bancorp, Inc.	118,828	2,683,136
MidWestOne Financial Group, Inc.	75,318	1,586,197
MVB Financial Corp.	62,342	1,246,217
National Bank Holdings Corp.	202,987	6,700,601
National Bankshares, Inc.	30,892	835,320
NBT Bancorp, Inc.	255,799	9,088,538
New York Community Bancorp, Inc.	3,887,016	36,576,821
Nicolet Bankshares, Inc.	69,549	5,122,979
Northeast Bank	35,745	1,832,646
Northeast Community Bancorp, Inc.	80,970	1,357,867
Northfield Bancorp, Inc.	215,909	2,059,772
Northrim Bancorp, Inc.	30,035	1,482,828
Northwest Bancshares, Inc.	681,593	7,592,946
Norwood Financial Corp.	38,583	1,069,135
NSTS Bancorp, Inc. (a)	26,012	233,068
Oak Valley Bancorp Oakdale California	34,823	909,229
OceanFirst Financial Corp.	320,858	4,447,092
OFG Bancorp	258,800	8,685,328
Ohio Valley Banc Corp.	19,865	462,855
Old National Bancorp, Indiana	1,577,016	23,481,768
Old Point Financial Corp.	23,591	383,590
Old Second Bancorp, Inc.	221,482	3,120,681
OP Bancorp	60,209	555,729
OptimumBank Holdings, Inc. (a)	5,660	19,131
Orange County Bancorp, Inc.	22,761	1,088,203
Origin Bancorp, Inc.	159,186	5,057,339
Orrstown Financial Services, Inc.	53,278	1,274,943
Pacific Premier Bancorp, Inc.	531,470	11,968,704
PacWest Bancorp	651,653	4,913,464
Park National Corp.	78,025	8,660,775
Parke Bancorp, Inc.	53,936	974,084
Partners Bancorp	51,662	369,383
Pathfinder Bancorp, Inc.	12,417	162,042
Pathward Financial, Inc.	142,352	7,059,236
Patriot National Bancorp, Inc. (a)	14,609	73,775
PB Bankshares, Inc. (a)	12,365	147,885
PCB Bancorp	61,017	945,764
Peapack-Gladstone Financial Corp.	86,308	2,143,891
Penns Woods Bancorp, Inc.	35,507	724,698
Peoples Bancorp of North Carolina	24,625	667,338
Peoples Bancorp, Inc.	185,766	5,467,093
Peoples Financial Services Corp.	38,446	1,633,186
Pinnacle Financial Partners, Inc.	414,317	30,066,985
Pioneer Bancorp, Inc. (a)	38,505	318,629
Plumas Bancorp	25,914	870,451
Ponce Financial Group, Inc. (a)	113,424	1,011,742
Popular, Inc.	389,610	28,749,322
Preferred Bank, Los Angeles	72,394	4,461,642
Premier Financial Corp.	195,569	3,905,513
Primis Financial Corp.	108,797	1,089,058
Princeton Bancorp, Inc.	25,064	826,360
Prosperity Bancshares, Inc.	504,332	30,416,263
Provident Bancorp, Inc. (a)	91,410	892,162
Provident Financial Holdings, Inc. (b)	27,014	310,661
Provident Financial Services, Inc.	407,220	6,197,888
QCR Holdings, Inc.	91,474	4,544,428
RBB Bancorp	74,097	1,132,202
Red River Bancshares, Inc.	25,625	1,301,238
Renasant Corp.	300,110	8,174,996
Republic Bancorp, Inc., Kentucky Class A	47,561	2,232,989
Rhinebeck Bancorp, Inc. (a)(b)	20,921	131,802
Richmond Mutual Bancorp., Inc.	56,673	646,072
Riverview Bancorp, Inc.	99,654	595,931
S&T Bancorp, Inc.	205,711	5,757,851
Sandy Spring Bancorp, Inc.	242,445	5,338,639
SB Financial Group, Inc.	33,727	458,687
Seacoast Banking Corp., Florida	461,073	10,715,337
ServisFirst Bancshares, Inc.	264,264	13,519,746
Shore Bancshares, Inc.	162,268	1,937,480
Sierra Bancorp	69,044	1,293,885
Simmons First National Corp. Class A	696,436	11,136,012
SmartFinancial, Inc.	76,416	1,633,010
Sound Financial Bancorp, Inc.	11,521	413,143
South Plains Financial, Inc.	65,164	1,694,264
Southern First Bancshares, Inc. (a)	38,972	1,144,997
Southern Missouri Bancorp, Inc.	50,664	2,183,112
Southern States Bancshares, Inc.	34,558	868,097
Southside Bancshares, Inc.	157,062	4,308,211
Southstate Corp.	408,702	30,264,383
Stellar Bancorp, Inc.	254,487	6,072,060
Sterling Bancorp, Inc. (a)	78,051	436,305
Stock Yards Bancorp, Inc.	145,200	6,406,224
Summit Financial Group, Inc.	66,600	1,556,442
Summit State Bank	25,595	345,021
Synovus Financial Corp.	793,919	24,444,766
TC Bancshares, Inc.	17,653	230,195
Territorial Bancorp, Inc.	42,563	340,078
Texas Capital Bancshares, Inc. (a)	257,433	14,127,923
Texas Community Bancshares, Inc.	7,336	86,198
TFS Financial Corp.	272,839	3,604,203
The First Bancorp, Inc.	46,576	1,163,934
Third Coast Bancshares, Inc. (a)	64,591	1,094,817
Timberland Bancorp, Inc./Washington	42,171	1,228,863
Tompkins Financial Corp.	67,710	3,586,599
TowneBank	372,414	9,779,592
Trico Bancshares	180,088	6,198,629
Triumph Bancorp, Inc. (a)	115,937	7,868,644
Trustco Bank Corp., New York	104,330	2,800,217
Trustmark Corp.	327,491	7,502,819
UMB Financial Corp.	236,507	16,948,092
Union Bankshares, Inc.	19,827	569,233
United Bancorp, Inc.	30,684	343,968
United Bankshares, Inc., West Virginia	729,476	24,152,950
United Community Bank, Inc.	640,710	15,793,502
United Security Bancshares, California	73,430	585,237
Unity Bancorp, Inc.	31,979	877,184
Univest Corp. of Pennsylvania	158,334	2,990,929
USCB Financial Holdings, Inc. (a)	52,846	611,957
Valley National Bancorp	2,329,325	21,196,858
Veritex Holdings, Inc.	290,418	5,558,601
Village Bank & Trust Financial Corp. (b)	7,245	287,627
Virginia National Bankshares C	25,237	889,352
WaFd, Inc.	347,193	9,280,469
Washington Trust Bancorp, Inc.	93,433	2,498,398
Webster Financial Corp.	934,543	41,914,254
WesBanco, Inc.	319,370	8,501,629
West Bancorp., Inc.	78,206	1,385,028
Westamerica Bancorp.	146,432	7,425,567
Western Alliance Bancorp.	588,208	30,128,014
Western New England Bancorp, Inc.	111,843	877,968
William Penn Bancorp, Inc. (b)	57,233	712,551
Wintrust Financial Corp.	329,782	28,252,424
WSFS Financial Corp.	328,977	12,688,643
		1,716,112,587
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	189,385	25,671,137
Alti Global, Inc. Class A (a)	142,449	1,078,339
Ares Management Corp.	887,637	99,637,253
Artisan Partners Asset Management, Inc.	366,866	13,812,505
Ashford, Inc. (a)	11,205	57,706
Assetmark Financial Holdings, Inc. (a)	124,646	3,195,923
Associated Capital Group, Inc.	14,008	470,949
B. Riley Financial, Inc. (b)	88,905	1,635,852
Bakkt Holdings, Inc. Class A (a)(b)	401,825	602,738
Beneficient Class A	329,713	163,999
BGC Group, Inc. Class A	2,103,579	13,673,264
Blue Owl Capital, Inc. Class A	2,168,899	29,236,759
Bridge Investment Group Holdings, Inc.	165,549	1,239,962
BrightSphere Investment Group, Inc.	170,137	2,968,891
Carlyle Group LP	1,163,348	39,879,569
Cohen & Co., Inc. (b)	4,281	26,328
Cohen & Steers, Inc. (b)	138,208	8,083,786
Coinbase Global, Inc. (a)(b)	910,550	113,563,796
Diamond Hill Investment Group, Inc.	16,405	2,634,479
Donnelley Financial Solutions, Inc. (a)	134,511	7,938,839
Evercore, Inc. Class A	187,128	27,610,736
Federated Hermes, Inc.	473,264	15,059,260
Forge Global Holdings, Inc. Class A (a)	604,888	1,996,130
GCM Grosvenor, Inc. Class A	226,662	1,829,162
Greenhill & Co., Inc.	69,502	1,041,835
Hamilton Lane, Inc. Class A	196,857	19,262,457
Hennessy Advisors, Inc.	19,886	131,844
Heritage Global, Inc. (a)	168,702	472,366
Houlihan Lokey	277,795	29,924,077
Interactive Brokers Group, Inc.	577,007	44,914,225
Janus Henderson Group PLC	711,011	18,621,378
Jefferies Financial Group, Inc.	949,405	33,646,913
KKR & Co. LP	3,483,516	264,189,853
Lazard Ltd. Class A	610,449	18,301,261
LPL Financial	410,963	91,357,075
MarketWise, Inc. Class A	146,116	466,110
Moelis & Co. Class A	361,180	17,137,991
Morningstar, Inc.	140,129	39,706,953
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Netcapital, Inc. (a)	45,165	14,724
Open Lending Corp. (a)	528,947	3,379,971
Oppenheimer Holdings, Inc. Class A (non-vtg.)	38,640	1,538,258
P10, Inc.	238,568	2,433,394
Perella Weinberg Partners Class A	224,493	2,631,058
Piper Jaffray Companies	80,406	12,441,220
PJT Partners, Inc.	120,254	10,830,075
Robinhood Markets, Inc. (a)	2,962,232	26,067,642
Safeguard Scientifics, Inc. (a)(b)	72,068	69,913
SEI Investments Co.	544,518	31,946,871
Siebert Financial Corp. (a)(b)	73,643	139,185
Silvercrest Asset Management Group Class A	45,002	701,131
StepStone Group, Inc. Class A	277,607	7,112,291
Stifel Financial Corp.	560,775	34,218,491
StoneX Group, Inc. (a)	144,949	8,860,732
TPG, Inc.	324,203	11,347,105
Tradeweb Markets, Inc. Class A	618,684	59,950,480
U.S. Global Investors, Inc. Class A	71,595	211,205
Value Line, Inc.	4,484	188,552
Victory Capital Holdings, Inc.	197,636	6,353,997
Virtu Financial, Inc. Class A	503,703	9,056,580
Virtus Investment Partners, Inc.	36,248	7,090,834
Westwood Holdings Group, Inc.	41,456	456,016
WisdomTree Investments, Inc.	620,695	4,040,724
		1,232,322,149
Consumer Finance - 0.7%
Ally Financial, Inc.	1,462,868	42,745,003
Atlanticus Holdings Corp. (a)(b)	24,691	762,211
Bread Financial Holdings, Inc.	265,809	7,469,233
Consumer Portfolio Services, Inc. (a)(b)	48,123	456,206
Credit Acceptance Corp. (a)(b)	34,337	15,692,009
CURO Group Holdings Corp. (a)(b)	106,289	79,685
Encore Capital Group, Inc. (a)(b)	125,336	5,615,053
Enova International, Inc. (a)	166,213	6,847,976
EZCORP, Inc. (non-vtg.) Class A (a)(b)	280,773	2,302,339
FirstCash Holdings, Inc.	199,854	22,383,648
Green Dot Corp. Class A (a)	247,312	1,983,442
Janover, Inc. (b)	7,249	8,626
Katapult Holdings, Inc. (a)(b)	18,419	202,609
LendingClub Corp. (a)	637,007	4,013,144
LendingTree, Inc. (a)	49,733	880,274
Medallion Financial Corp. (b)	88,964	847,827
MoneyLion, Inc. (a)	30,388	1,252,593
Navient Corp.	462,255	7,918,428
Nelnet, Inc. Class A	95,820	8,039,298
NerdWallet, Inc. (a)	215,026	2,526,556
Nicholas Financial, Inc. (a)(b)	54,605	401,347
OneMain Holdings, Inc.	647,845	27,403,844
Oportun Financial Corp. (a)	152,908	397,561
OppFi, Inc. Class A (a)	74,027	262,056
PRA Group, Inc. (a)	218,314	4,045,358
PROG Holdings, Inc. (a)	244,722	6,671,122
Regional Management Corp.	46,980	1,039,198
SLM Corp.	1,217,701	18,302,046
SoFi Technologies, Inc. (a)(b)	5,111,909	37,265,817
Upstart Holdings, Inc. (a)(b)	388,686	10,401,237
World Acceptance Corp. (a)(b)	18,259	2,034,966
		240,250,712
Financial Services - 3.0%
A-Mark Precious Metals, Inc. (b)	94,292	2,702,409
Acacia Research Corp. (a)	193,444	704,136
Affirm Holdings, Inc. (a)(b)	1,153,788	39,701,845
Alerus Financial Corp.	94,494	1,726,405
Apollo Global Management, Inc.	2,349,606	216,163,752
AppTech Payments Corp. (a)(b)	64,708	106,768
AvidXchange Holdings, Inc. (a)	916,920	9,783,536
Block, Inc. Class A (a)	2,956,722	187,544,876
BM Technologies, Inc. (a)	45,397	138,915
Cannae Holdings, Inc. (a)	374,408	6,724,368
Cantaloupe, Inc. (a)	299,845	2,119,904
Cass Information Systems, Inc.	65,679	2,715,827
Corebridge Financial, Inc.	1,085,820	22,834,795
Enact Holdings, Inc.	172,387	4,776,844
Equitable Holdings, Inc.	1,755,099	53,863,988
Essent Group Ltd.	578,112	27,945,934
Euronet Worldwide, Inc. (a)	253,483	22,108,787
EVERTEC, Inc.	346,414	12,806,926
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	53,422	8,859,504
Finance of America Companies, Inc. (a)	167,617	153,755
FlexShopper, Inc. (a)	75,225	108,324
Flywire Corp. (a)	571,852	13,324,152
Guild Holdings Co. Class A	43,754	522,860
i3 Verticals, Inc. Class A (a)	126,422	2,544,875
Income Opportun Realty Investments, Inc. (a)	12,161	158,092
International Money Express, Inc. (a)	190,203	3,965,733
Jackson Financial, Inc.	390,509	18,638,995
LM Funding America, Inc. (a)	69,173	21,790
loanDepot, Inc. (a)(b)	291,884	537,067
Marqeta, Inc. Class A (a)	2,343,921	14,883,898
Merchants Bancorp	141,568	4,763,763
MGIC Investment Corp.	1,522,725	26,784,733
Mr. Cooper Group, Inc. (a)	358,566	21,700,414
NCR Atleos Corp.	360,817	8,013,746
Newtekone, Inc.	128,613	1,740,134
NMI Holdings, Inc. (a)	444,100	12,212,750
Ocwen Financial Corp. (a)	27,972	722,517
Paymentus Holdings, Inc. (a)(b)	96,069	1,659,112
Payoneer Global, Inc. (a)	1,383,419	7,166,110
Paysign, Inc. (a)	169,511	398,351
PennyMac Financial Services, Inc.	154,867	12,047,104
Priority Technology Holdings, Inc. (a)	64,739	194,217
Radian Group, Inc.	848,635	21,818,406
Remitly Global, Inc. (a)	713,293	15,364,331
Repay Holdings Corp. (a)	425,873	3,194,048
Rocket Companies, Inc. (a)(b)	655,287	6,120,381
Ryvyl, Inc. (a)(b)	14,952	50,687
Security National Financial Corp. Class A	59,590	474,336
SHF Holdings, Inc. Class A (a)(b)	92,106	68,066
Shift4 Payments, Inc. (a)	303,052	19,946,883
SWK Holdings Corp. (a)	17,240	281,357
The OLB Group, Inc. (a)	49,819	41,848
The Western Union Co.	2,006,538	23,336,037
Toast, Inc. (a)	1,947,152	28,954,150
Usio, Inc. (a)	93,705	156,487
UWM Holdings Corp. Class A (b)	499,901	2,724,460
Velocity Financial, Inc. (a)	101,432	1,506,265
Voya Financial, Inc.	568,460	40,650,575
Walker & Dunlop, Inc.	180,124	15,134,018
Waterstone Financial, Inc.	104,312	1,273,650
WEX, Inc. (a)	230,412	40,686,151
		997,374,147
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	239,898	3,538,496
American Coastal Insurance Cor (a)(b)	106,505	880,796
American Equity Investment Life Holding Co.	334,234	18,436,347
American Financial Group, Inc.	356,802	40,814,581
Amerisafe, Inc.	104,628	5,038,884
Assured Guaranty Ltd.	300,895	20,433,779
Atlantic American Corp.	38,230	74,166
Axis Capital Holdings Ltd.	418,518	23,579,304
Bright Health Group, Inc. (a)	17,776	114,833
Brighthouse Financial, Inc. (a)	351,325	18,279,440
BRP Group, Inc. (a)	350,901	6,137,258
Citizens, Inc. Class A (a)(b)	235,725	777,893
CNA Financial Corp.	150,969	6,360,324
CNO Financial Group, Inc.	601,948	15,951,622
Conifer Holdings, Inc. (a)	17,207	18,239
Crawford & Co.:
Class A	66,123	739,255
Class B	46,405	477,972
Donegal Group, Inc. Class A	87,039	1,238,565
eHealth, Inc. (a)	151,357	1,124,583
Employers Holdings, Inc.	141,284	5,412,590
Enstar Group Ltd. (a)	72,023	19,780,397
Erie Indemnity Co. Class A	134,714	39,826,847
F&G Annuities & Life, Inc.	95,513	3,897,886
FG Financial Group, Inc.	25,183	30,723
Fidelity National Financial, Inc.	1,388,669	62,267,918
First American Financial Corp.	552,365	32,920,954
Genworth Financial, Inc. Class A (a)	2,495,905	14,700,880
GoHealth, Inc. (a)(b)	24,185	311,503
Goosehead Insurance (a)	127,765	9,362,619
Greenlight Capital Re, Ltd. (a)	149,776	1,659,518
Hagerty, Inc. Class A (a)	126,611	1,069,863
Hallmark Financial Services, Inc. (a)	8,861	13,292
Hanover Insurance Group, Inc.	191,416	23,793,009
HCI Group, Inc. (b)	32,726	2,774,183
Heritage Insurance Holdings, Inc. (a)	99,940	878,473
Hippo Holdings, Inc. (a)(b)	73,657	629,767
Horace Mann Educators Corp.	219,312	7,338,180
Investors Title Co.	7,782	1,176,716
James River Group Holdings Ltd.	204,264	1,834,291
Kemper Corp.	328,183	14,515,534
Kingstone Companies, Inc. (a)	44,113	112,929
Kingsway Financial Services, Inc. (a)(b)	103,000	753,960
Kinsale Capital Group, Inc.	118,645	41,537,615
Lemonade, Inc. (a)(b)	341,867	6,040,790
Lincoln National Corp.	919,745	21,871,536
Maiden Holdings Ltd. (a)	388,139	694,769
Markel Group, Inc. (a)	71,464	102,843,128
Marpai, Inc. (a)(b)	29,399	60,562
MBIA, Inc. (a)	247,004	1,788,309
Mercury General Corp.	143,697	5,352,713
Midwest Holding, Inc. (a)(b)	13,234	346,863
National Western Life Group, Inc.	12,089	5,798,247
NI Holdings, Inc. (a)	34,367	457,768
Old Republic International Corp.	1,430,537	41,929,039
Oscar Health, Inc. (a)	753,328	6,403,288
Oxbridge Re Holdings Ltd. (a)	16,390	17,537
Palomar Holdings, Inc. (a)	135,553	7,931,206
Primerica, Inc.	193,274	40,492,836
ProAssurance Corp.	284,303	3,516,828
Reinsurance Group of America, Inc.	356,903	58,196,603
Reliance Global Group, Inc. (a)(b)	7,935	7,068
RenaissanceRe Holdings Ltd.	276,034	59,170,648
RLI Corp.	217,584	29,504,390
Root, Inc. (a)(b)	41,136	397,785
Ryan Specialty Group Holdings, Inc. (a)(b)	540,653	24,799,753
Safety Insurance Group, Inc.	79,317	6,101,857
Selective Insurance Group, Inc.	328,022	33,356,557
Selectquote, Inc. (a)	731,349	921,500
Siriuspoint Ltd. (a)	482,282	5,150,772
Skyward Specialty Insurance Group, Inc.	174,632	5,710,466
Stewart Information Services Corp.	151,520	7,159,320
Tiptree, Inc.	116,891	2,178,848
Trupanion, Inc. (a)(b)	194,352	4,998,733
United Fire Group, Inc.	115,089	2,404,209
Universal Insurance Holdings, Inc.	147,008	2,493,256
Unum Group	991,474	42,633,382
Vericity, Inc. (a)	17,771	196,192
White Mountains Insurance Group Ltd.	13,613	20,854,027
		1,002,396,769
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (a)	37,239	279,665
AG Mortgage Investment Trust, Inc.	99,408	516,922
AGNC Investment Corp.	3,152,553	27,805,517
Angel Oak Mortgage (REIT), Inc.	118,561	1,227,106
Annaly Capital Management, Inc.	2,711,090	48,989,396
Apollo Commercial Real Estate Finance, Inc.	749,800	8,082,844
Arbor Realty Trust, Inc. (b)	1,011,703	12,626,053
Ares Commercial Real Estate Corp.	300,388	3,018,899
Arlington Asset Investment Corp. (a)	144,684	678,568
Armour Residential REIT, Inc.	263,310	4,634,256
Blackstone Mortgage Trust, Inc. (b)	950,641	21,085,217
BrightSpire Capital, Inc.	715,657	4,859,311
Cherry Hill Mortgage Investment Corp. (b)	154,613	609,175
Chimera Investment Corp.	1,094,577	5,702,746
Claros Mortgage Trust, Inc.	649,024	7,924,583
Dynex Capital, Inc.	338,328	3,870,472
Ellington Financial LLC	388,887	5,055,531
Ellington Residential Mortgage REIT	79,206	480,780
Franklin BSP Realty Trust, Inc.	446,268	5,837,185
Granite Point Mortgage Trust, Inc.	299,867	1,649,269
Great Ajax Corp.	137,733	651,477
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	583,321	14,122,201
Invesco Mortgage Capital, Inc. (b)	276,935	2,218,249
KKR Real Estate Finance Trust, Inc.	348,351	4,375,289
Ladder Capital Corp. Class A	614,116	6,884,240
Lument Finance Trust, Inc.	232,261	487,748
Manhattan Bridge Capital, Inc.	51,782	239,751
MFA Financial, Inc.	587,774	6,347,959
New York Mortgage Trust, Inc.	527,497	4,636,699
Nexpoint Real Estate Finance, Inc.	46,192	756,163
Orchid Island Capital, Inc.	149,441	1,101,380
PennyMac Mortgage Investment Trust	480,437	6,745,335
Ready Capital Corp.	800,698	8,183,134
Redwood Trust, Inc.	671,908	4,777,266
Rithm Capital Corp.	2,578,374	26,763,522
Sachem Capital Corp.	241,734	906,503
Seven Hills Realty Trust	69,617	792,241
Starwood Property Trust, Inc. (b)	1,626,523	32,319,012
TPG RE Finance Trust, Inc.	335,873	1,985,009
Two Harbors Investment Corp.	558,230	7,737,068
Western Asset Mortgage Capital Corp.	31,883	268,455
		297,232,196
TOTAL FINANCIALS		5,485,688,560
HEALTH CARE - 11.4%
Biotechnology - 5.3%
180 Life Sciences Corp. (a)(b)	25,866	7,010
2seventy bio, Inc. (a)(b)	319,695	585,042
4D Molecular Therapeutics, Inc. (a)	160,605	2,042,896
89Bio, Inc. (a)	338,980	2,725,399
Aadi Bioscience, Inc. (a)	108,521	570,820
Abeona Therapeutics, Inc. (a)	120,196	576,941
Absci Corp. (a)	328,172	548,047
ABVC BioPharma, Inc. (a)(b)	14,489	18,256
ACADIA Pharmaceuticals, Inc. (a)	643,950	14,347,206
Acelyrin, Inc.	167,094	1,122,872
Aceragen, Inc. (a)(b)(c)	12,983	4,997
Achieve Life Sciences, Inc. (a)	108,111	625,963
Acorda Therapeutics, Inc. (a)(b)	6,701	68,618
Acrivon Therapeutics, Inc. (b)	52,581	212,953
Actinium Pharmaceuticals, Inc. (a)(b)	138,659	635,058
Acumen Pharmaceuticals, Inc. (a)(b)	137,965	331,116
Acurx Pharmaceuticals, Inc. (a)(b)	54,370	191,382
Adicet Bio, Inc. (a)	149,610	176,540
Aditxt, Inc. (a)(b)	920	3,652
ADMA Biologics, Inc. (a)	1,123,060	4,155,322
Adverum Biotechnologies, Inc. (a)	458,421	370,725
Aeon Biopharma, Inc. (a)(b)	92,949	528,880
Aerovate Therapeutics, Inc. (a)	70,197	1,102,795
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	1
Agenus, Inc. (a)	1,947,197	1,513,167
AgeX Therapeutics, Inc. (a)(b)	102,831	37,739
Agios Pharmaceuticals, Inc. (a)	312,786	6,953,233
Aileron Therapeutics, Inc. (a)(b)	17,471	37,039
AIM ImmunoTech, Inc. (a)(b)	232,832	109,431
Ainos, Inc. (a)	36,034	21,260
Akebia Therapeutics, Inc. (a)(b)	870,770	923,016
Akero Therapeutics, Inc. (a)	293,807	4,918,329
Alaunos Therapeutics, Inc. (a)(b)	1,093,508	72,390
Aldeyra Therapeutics, Inc. (a)	225,159	623,690
Alector, Inc. (a)	361,372	1,958,636
Aligos Therapeutics, Inc. (a)	142,205	99,544
Alkermes PLC (a)	898,066	21,679,313
Allakos, Inc. (a)	401,525	891,386
Allarity Therapeutics, Inc. (a)	5,302	2,950
Allogene Therapeutics, Inc. (a)(b)	616,439	1,448,632
Allovir, Inc. (a)(b)	287,616	540,718
Alnylam Pharmaceuticals, Inc. (a)	672,779	113,195,067
Alpine Immune Sciences, Inc. (a)	157,281	2,437,856
Altimmune, Inc. (a)(b)	257,622	814,086
ALX Oncology Holdings, Inc. (a)	114,226	895,532
Alzamend Neuro, Inc. (a)(b)	24,114	29,178
Amicus Therapeutics, Inc. (a)	1,368,634	15,082,347
AnaptysBio, Inc. (a)(b)	102,483	1,449,110
Anavex Life Sciences Corp. (a)(b)	433,195	3,123,336
Anika Therapeutics, Inc. (a)	76,244	1,670,506
Anixa Biosciences, Inc. (a)	161,341	538,879
Annexon, Inc. (a)	177,911	442,998
Annovis Bio, Inc. (a)(b)	29,543	250,820
Apellis Pharmaceuticals, Inc. (a)	545,439	29,382,799
Apogee Therapeutics, Inc.	103,840	2,025,918
Applied Molecular Transport, Inc. (a)(b)	87,519	17,154
Applied Therapeutics, Inc. (a)	192,030	405,183
Aprea Therapeutics, Inc. (a)(b)	15,082	58,518
Aptevo Therapeutics, Inc. (a)(b)	24,075	4,502
AquaBounty Technologies, Inc. (a)(b)	15,723	26,886
Arbutus Biopharma Corp. (a)(b)	652,934	1,338,515
ARCA Biopharma, Inc. (a)(b)	42,168	76,746
Arcellx, Inc. (a)	170,513	8,957,048
Arcturus Therapeutics Holdings, Inc. (a)	129,719	3,105,473
Arcus Biosciences, Inc. (a)	288,041	4,337,897
Arcutis Biotherapeutics, Inc. (a)(b)	237,390	436,798
Ardelyx, Inc. (a)(b)	1,171,133	5,281,810
Armata Pharmaceuticals, Inc. (a)	56,753	124,289
Arrowhead Pharmaceuticals, Inc. (a)	577,065	12,233,778
Ars Pharmaceuticals, Inc. (a)(b)	245,589	1,186,195
Assembly Biosciences, Inc. (a)	461,585	323,156
Astria Therapeutics, Inc. (a)	144,984	674,176
Atara Biotherapeutics, Inc. (a)(b)	470,442	310,492
Atossa Therapeutics, Inc. (a)(b)	621,151	461,577
Atreca, Inc. (a)(b)	21,102	4,636
aTyr Pharma, Inc. (a)	267,228	347,396
Aura Biosciences, Inc. (a)	130,621	1,047,580
Avalo Therapeutics, Inc. (a)(b)	96,510	6,746
Avid Bioservices, Inc. (a)	336,461	1,712,586
Avidity Biosciences, Inc. (a)	344,425	2,689,959
Avita Medical, Inc. (a)(b)	137,631	1,467,146
AVROBIO, Inc. (a)	188,688	249,068
Azitra, Inc. (b)	8,048	8,370
Beam Therapeutics, Inc. (a)(b)	375,052	10,531,460
Benitec Biopharma, Inc. (a)(b)	8,957	28,931
Bio-Path Holdings, Inc. (a)(b)	181,404	101,586
bioAffinity Technologies, Inc. (a)(b)	6,313	10,416
BioAtla, Inc. (a)(b)	187,918	332,615
BioCardia, Inc. (a)(b)	56,815	35,293
BioCryst Pharmaceuticals, Inc. (a)	1,045,510	6,147,599
Biohaven Ltd. (a)	351,851	11,723,675
BioMarin Pharmaceutical, Inc. (a)	1,013,175	92,279,979
Biomea Fusion, Inc. (a)	138,724	2,090,571
Biora Therapeutics, Inc. (a)(b)	51,852	64,296
BioRestorative Therapies, Inc. (a)(b)	20,682	38,675
BioVie, Inc. (a)(b)	43,638	78,548
BioXcel Therapeutics, Inc. (a)(b)	102,506	389,523
Black Diamond Therapeutics, Inc. (a)(b)	171,787	401,982
Blue Water Biotech, Inc. (a)	41,924	10,058
bluebird bio, Inc. (a)(b)	635,501	2,427,614
Blueprint Medicines Corp. (a)	326,607	22,744,911
Bolt Biotherapeutics, Inc. (a)(b)	133,786	114,119
Bone Biologics Corp. (a)(b)	15,816	6,614
BridgeBio Pharma, Inc. (a)	646,757	18,568,393
C4 Therapeutics, Inc. (a)	205,196	334,469
Cabaletta Bio, Inc. (a)(b)	185,674	2,980,068
Candel Therapeutics, Inc. (a)	77,601	69,763
Capricor Therapeutics, Inc. (a)(b)	123,844	367,817
Cardiff Oncology, Inc. (a)(b)	129,949	159,837
Cardio Diagnostics Holdings, Inc. (a)	38,118	77,761
CareDx, Inc. (a)	290,142	2,817,279
Caribou Biosciences, Inc. (a)	405,443	2,379,950
Carisma Therapeutics, Inc. (b)	103,411	248,186
Carisma Therapeutics, Inc. rights (a)(c)	1,018,958	10
Carmell Therapeutics Corp. Class A (a)(b)	61,017	153,153
Cartesian Therapeutics, Inc. (a)(b)	555,522	749,955
Catalyst Pharmaceutical Partners, Inc. (a)	550,369	7,941,825
Cel-Sci Corp. (a)(b)	324,310	729,698
Celcuity, Inc. (a)	67,678	992,836
Celldex Therapeutics, Inc. (a)	292,635	8,840,503
Cellectar Biosciences, Inc. (a)(b)	40,933	101,105
Celularity, Inc. Class A (a)	583,597	124,306
Century Therapeutics, Inc. (a)	114,091	156,305
Cerevel Therapeutics Holdings (a)	483,598	12,539,696
Cervomed, Inc. (a)(b)	6,576	64,839
Checkpoint Therapeutics, Inc. (a)(b)	87,100	231,686
Chimerix, Inc. (a)	434,422	422,519
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cibus, Inc. (a)	80,412	1,010,779
Cidara Therapeutics, Inc. (a)(b)	430,396	305,323
Clene, Inc. (a)	458,983	201,035
Coeptis Therapeutics Holdings (a)	79,191	92,653
Cogent Biosciences, Inc. (a)	417,151	3,199,548
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
Coherus BioSciences, Inc. (a)	525,697	1,119,735
Compass Therapeutics, Inc. (a)	517,384	853,684
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	22,796	152,505
Corvus Pharmaceuticals, Inc. (a)	178,087	272,473
Coya Therapeutics, Inc.	43,839	233,662
Creative Medical Technology Holdings, Inc. (a)(b)	7,080	32,143
Crinetics Pharmaceuticals, Inc. (a)(b)	309,405	9,835,985
CRISPR Therapeutics AG (a)(b)	426,963	28,491,241
Cue Biopharma, Inc. (a)(b)	234,075	585,188
Cullinan Oncology, Inc. (a)	183,148	1,499,982
Curis, Inc. (a)	28,949	414,260
Cyclacel Pharmaceuticals, Inc. (a)(b)	64,344	19,303
Cyclerion Therapeutics, Inc. (a)	9,839	21,252
Cyclo Therapeutics, Inc. (a)(b)	75,878	109,264
Cyteir Therapeutics, Inc. (a)(b)	97,728	296,116
Cytokinetics, Inc. (a)	519,732	17,400,627
CytomX Therapeutics, Inc. (a)(b)	350,141	486,696
Day One Biopharmaceuticals, Inc. (a)	311,918	3,612,010
Deciphera Pharmaceuticals, Inc. (a)	302,661	3,816,555
Denali Therapeutics, Inc. (a)	672,764	12,459,589
Dermata Therapeutics, Inc. (a)(b)	11,246	8,383
DermTech, Inc. (a)(b)	144,271	232,276
Design Therapeutics, Inc. (a)	117,835	282,804
DiaMedica Therapeutics, Inc. (a)	116,416	284,055
Dianthus Therapeutics, Inc. (a)	15,878	177,516
Dianthus Therapeutics, Inc. rights (a)(c)	190,584	2
Disc Medicine, Inc. (a)	63,830	3,522,139
Disc Medicine, Inc. rights (a)(c)	153,676	2
Dominari Holdings, Inc. (a)(b)	18,988	43,293
Dyadic International, Inc. (a)	108,475	183,323
Dynavax Technologies Corp. (a)(b)	690,597	9,461,179
Dyne Therapeutics, Inc. (a)	209,055	2,316,329
Eagle Pharmaceuticals, Inc. (a)	53,540	313,209
Edesa Biotech, Inc. (a)	7,994	26,620
Editas Medicine, Inc. (a)(b)	438,746	4,619,995
Effector Therapeutics, Inc. Class A (a)(b)	214,002	113,507
Eiger Biopharmaceuticals, Inc. (a)(b)	204,186	69,444
Eledon Pharmaceuticals, Inc. (a)	120,945	139,087
Elevation Oncology, Inc. (a)	161,788	86,071
Elicio Therapeutics, Inc. (a)(b)	15,772	96,998
Eliem Therapeutics, Inc. (a)	32,160	81,686
Elutia, Inc. (a)(b)	39,293	72,299
Emergent BioSolutions, Inc. (a)	233,471	499,628
Enanta Pharmaceuticals, Inc. (a)	93,550	873,757
Ensysce Biosciences, Inc. (a)(b)	16,145	18,405
Entrada Therapeutics, Inc. (a)	103,962	1,348,387
Equillium, Inc. (a)(b)	101,767	59,015
Erasca, Inc. (a)	417,828	710,308
Eterna Therapeutics, Inc. (a)(b)	15,461	14,379
Evelo Biosciences, Inc. (a)(b)	25,616	10,249
Exact Sciences Corp. (a)	972,101	62,214,464
Exagen, Inc. (a)	45,932	86,352
Exelixis, Inc. (a)	1,720,739	37,529,318
Exicure, Inc. (a)(b)	43,847	21,178
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	402,155	1,001,366
FibroGen, Inc. (a)	365,268	201,774
Finch Therapeutics Group, Inc. (a)(b)	3,713	15,966
First Wave BioPharma, Inc. (a)	41,198	11,321
Foghorn Therapeutics, Inc. (a)	105,289	447,478
Forte Biosciences, Inc. (a)	60,319	28,591
Fortress Biotech, Inc. (a)(b)	31,491	62,352
Fresh Tracks Therapeutics, Inc. (a)(b)	33,901	28,646
G1 Therapeutics, Inc. (a)(b)	203,336	382,272
Gain Therapeutics, Inc. (a)(b)	53,241	113,936
Galectin Therapeutics, Inc. (a)(b)	229,625	447,769
Galecto, Inc. (a)	104,563	65,875
Genelux Corp. (b)	102,839	1,223,784
Generation Bio Co. (a)	224,370	253,538
Genprex, Inc. (a)(b)	291,876	70,634
GeoVax Labs, Inc. (a)(b)	119,982	51,412
Geron Corp. (a)	2,467,197	4,761,690
GlycoMimetics, Inc. (a)	251,451	412,380
Gossamer Bio, Inc. (a)	1,001,528	783,395
Graphite Bio, Inc. (a)	140,904	319,852
Greenwich Lifesciences, Inc. (a)(b)	27,048	316,462
Gri Bio, Inc. (a)(b)	14,435	9,028
Gritstone Bio, Inc. (a)(b)	500,400	650,520
Gt Biopharma, Inc. (a)(b)	229,562	50,504
Gyre Therapeutics, Inc. (a)(b)	9,898	232,801
Gyre Therapeutics, Inc. rights (a)(c)	163,033	2
Halozyme Therapeutics, Inc. (a)	710,258	27,423,061
Harpoon Therapeutics, Inc. (a)(b)	13,358	141,595
HCW Biologics, Inc. (a)	66,271	76,212
Heron Therapeutics, Inc. (a)(b)	732,214	900,623
HilleVax, Inc. (a)	87,690	1,202,230
Homology Medicines, Inc. (a)(b)	158,183	83,995
Hookipa Pharma, Inc. (a)	364,650	207,486
Humacyte, Inc. Class A (a)(b)	348,188	922,698
iBio, Inc. (a)(b)	3,184	10,412
Icosavax, Inc. (a)(b)	193,984	1,963,118
Ideaya Biosciences, Inc. (a)	310,207	9,756,010
IGM Biosciences, Inc. (a)(b)	99,482	670,509
Immix Biopharma, Inc. (a)	40,557	207,246
Immucell Corp. (a)	27,709	125,799
Immuneering Corp. (a)	112,447	737,652
Immunic, Inc. (a)(b)	161,127	191,741
ImmunityBio, Inc. (a)(b)	780,914	2,873,764
ImmunoGen, Inc. (a)	1,221,405	35,848,237
Immunome, Inc. (a)(b)	49,113	366,383
Immunovant, Inc. (a)	299,751	11,729,257
Impel Pharmaceuticals, Inc. (a)(b)	47,871	20,082
Imunon, Inc. (a)	46,546	41,891
In8bio, Inc. (a)	105,586	87,636
Indaptus Therapeutics, Inc. (a)(b)	28,203	63,457
Inhibikase Therapeutics, Inc. (a)(b)	21,283	19,953
Inhibrx, Inc. (a)	141,146	2,931,602
Inmune Bio, Inc. (a)(b)	61,503	581,203
Inovio Pharmaceuticals, Inc. (a)(b)	1,212,161	477,834
Inozyme Pharma, Inc. (a)	220,502	848,933
Insmed, Inc. (a)	780,650	19,531,863
Instil Bio, Inc. (a)	357,156	121,004
Intellia Therapeutics, Inc. (a)	485,257	14,378,165
Intensity Therapeutics, Inc. (b)	21,406	52,873
Invivyd, Inc. (a)(b)	277,480	424,544
Ionis Pharmaceuticals, Inc. (a)	771,495	38,165,858
Iovance Biotherapeutics, Inc. (a)	1,138,015	6,907,751
Ironwood Pharmaceuticals, Inc. Class A (a)	758,871	7,512,823
iTeos Therapeutics, Inc. (a)	162,366	1,519,746
Janux Therapeutics, Inc. (a)	98,624	860,988
Jasper Therapeutics, Inc. (a)	403,752	248,267
Kala Bio, Inc. (a)(b)	11,093	67,113
Kalvista Pharmaceuticals, Inc. (a)	123,820	1,045,041
Karuna Therapeutics, Inc. (a)	192,808	36,866,818
Karyopharm Therapeutics, Inc. (a)(b)	532,613	410,112
Keros Therapeutics, Inc. (a)	122,632	3,720,655
Kezar Life Sciences, Inc. (a)	247,398	207,221
Kineta, Inc.	3,332	13,228
Kineta, Inc. rights (a)(c)	198,769	2
Kiniksa Pharmaceuticals Ltd. (a)	168,135	2,718,743
Kinnate Biopharma, Inc. (a)	95,371	216,492
Kintara Therapeutics, Inc. (a)(b)	9,104	3,095
Kodiak Sciences, Inc. (a)	153,130	370,575
Korro Bio, Inc. (a)(b)	3,702	155,151
Korro Bio, Inc. rights (a)(c)	185,128	2
Kronos Bio, Inc. (a)(b)	213,772	254,389
Krystal Biotech, Inc. (a)	129,114	13,457,552
Kura Oncology, Inc. (a)	420,950	4,070,587
Kymera Therapeutics, Inc. (a)	214,879	4,460,888
Lantern Pharma, Inc. (a)(b)	36,964	146,008
Larimar Therapeutics, Inc. (a)	196,270	673,206
Leap Therapeutics, Inc. (a)(b)	87,373	196,589
Lexicon Pharmaceuticals, Inc. (a)(b)	596,406	632,190
Lineage Cell Therapeutics, Inc. (a)(b)	913,725	897,278
Lipella Pharmaceuticals, Inc. (b)	42,090	48,824
Lisata Therapeutics, Inc. (a)(b)	32,656	72,006
Lixte Biotechnology Holdings, Inc. (a)	7,419	17,731
Longeveron, Inc. (a)(b)	26,593	52,122
Lumos Pharma, Inc. (a)(b)	25,935	74,174
Lyell Immunopharma, Inc. (a)	870,251	1,505,534
Macrogenics, Inc. (a)	333,503	2,738,060
Madrigal Pharmaceuticals, Inc. (a)(b)	83,689	17,013,974
Maia Biotechnology, Inc. (a)(b)	43,457	43,457
MannKind Corp. (a)(b)	1,443,309	5,224,779
Marker Therapeutics, Inc. (a)	34,611	95,526
Matinas BioPharma Holdings, Inc. (a)(b)	491,924	103,255
MediciNova, Inc. (a)(b)	254,408	460,478
Medipacific, Inc. rights (a)(c)	103,801	1
MEI Pharma, Inc. (b)	31,138	191,187
Merrimack Pharmaceuticals, Inc. (a)	77,423	977,078
Mersana Therapeutics, Inc. (a)	508,163	838,469
MiMedx Group, Inc. (a)	629,319	4,889,809
Mineralys Therapeutics, Inc. (b)	71,519	476,317
Minerva Neurosciences, Inc. (a)	28,238	221,668
MiNK Therapeutics, Inc. (a)(b)	49,556	52,034
Mirati Therapeutics, Inc. (a)	336,737	19,109,825
Mirum Pharmaceuticals, Inc. (a)(b)	165,371	5,303,448
Molecular Templates, Inc. (a)(b)	24,136	117,784
Moleculin Biotech, Inc. (a)	141,909	84,961
Monopar Therapeutics, Inc. (a)	23,009	6,903
Monte Rosa Therapeutics, Inc. (a)(b)	157,093	486,988
Morphic Holding, Inc. (a)	209,687	4,969,582
Mural Oncology PLC	89,397	322,723
Mustang Bio, Inc. (a)(b)	31,666	45,599
Myriad Genetics, Inc. (a)	447,655	8,545,734
NanoViricides, Inc. (a)(b)	79,355	91,258
Natera, Inc. (a)	579,737	32,436,285
Neoleukin Therapeutics, Inc. (a)	36,986	127,972
Neubase Therapeutics, Inc. (a)(b)	11,216	11,063
Neurobo Pharmaceuticals, Inc. (a)(b)	137,604	61,647
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	526,737	61,412,267
Neximmune, Inc. (a)(b)	3,201	7,906
NextCure, Inc. (a)	94,897	111,978
Nighthawk Biosciences, Inc. (a)(b)	124,402	43,541
Nkarta, Inc. (a)(b)	61,313	161,866
Novavax, Inc. (a)(b)	504,125	2,772,688
Nurix Therapeutics, Inc. (a)(b)	225,710	1,403,916
Nuvalent, Inc. Class A (a)	171,598	11,217,361
Nuvectis Pharma, Inc. (a)(b)	22,819	193,962
Ocean Biomedical, Inc. Class A (a)(b)	58,711	46,523
Ocugen, Inc. (a)	1,292,405	499,773
Olema Pharmaceuticals, Inc. (a)	206,848	2,885,530
Omega Therapeutics, Inc. (a)(b)	110,017	251,939
Omniab, Inc. (c)	29,843	119,670
Omniab, Inc. (c)	29,843	113,403
OncoCyte Corp. (a)(b)	41,382	157,252
Oncternal Therapeutics, Inc. (a)(b)	278,478	102,480
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)	28,342	12,088
Oragenics, Inc. (a)(b)	15,261	54,634
Organogenesis Holdings, Inc. Class A (a)	385,449	982,895
Organovo Holdings, Inc. (a)(b)	45,260	52,954
Orgenesis, Inc. (a)(b)	139,949	64,600
ORIC Pharmaceuticals, Inc. (a)(b)	199,591	1,576,769
Outlook Therapeutics, Inc. (a)	831,438	399,090
Ovid Therapeutics, Inc. (a)	294,191	875,218
Palatin Technologies, Inc. (a)(b)	44,352	88,704
Panbela Therapeutics, Inc. (a)(b)	15,886	8,420
Pasithea Therapeutics Corp. (a)	109,729	35,772
Passage Bio, Inc. (a)	197,113	124,398
PDL BioPharma, Inc. (a)(c)	562,926	91,509
PDS Biotechnology Corp. (a)(b)	158,600	834,236
PepGen, Inc. (a)(b)	49,255	241,350
Perspective Therapeutics, Inc. (a)(b)	1,460,015	372,304
PharmaCyte Biotech, Inc. (a)	81,051	184,796
Phio Pharmaceuticals Corp. (a)	6,399	7,039
Pieris Pharmaceuticals, Inc. (a)	516,189	105,457
Plus Therapeutics, Inc. (a)	15,700	26,690
PMV Pharmaceuticals, Inc. (a)	170,496	390,436
Point Biopharma Global, Inc. (a)	485,146	6,597,986
Poseida Therapeutics, Inc. (a)	380,928	1,017,078
Praxis Precision Medicines, Inc. (a)	42,921	781,162
Precigen, Inc. (a)	741,470	830,446
Precision BioSciences, Inc. (a)	409,994	145,589
Prelude Therapeutics, Inc. (a)	86,300	285,653
Prime Medicine, Inc. (a)(b)	210,824	1,530,582
ProKidney Corp. (a)(b)	154,231	259,108
Protagenic Therapeutics, Inc. (a)	16,827	12,620
Protagonist Therapeutics, Inc. (a)	310,210	5,648,924
Protara Therapeutics, Inc. (a)	48,070	69,702
Prothena Corp. PLC (a)	212,296	6,916,604
PTC Therapeutics, Inc. (a)	408,812	9,410,852
Puma Biotechnology, Inc. (a)	213,241	831,640
Pyxis Oncology, Inc. (a)	158,613	252,195
Qualigen Therapeutics, Inc. (a)	31,591	23,346
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	149,842	133,359
Rallybio Corp. (a)(b)	98,431	188,003
RAPT Therapeutics, Inc. (a)	169,966	2,467,906
Recursion Pharmaceuticals, Inc. (a)(b)	852,548	5,839,954
REGENXBIO, Inc. (a)	226,175	4,414,936
Regulus Therapeutics, Inc. (a)(b)	85,785	113,236
Relay Therapeutics, Inc. (a)(b)	482,619	3,817,516
Reneo Pharmaceuticals, Inc. (a)(b)	97,246	616,540
Renovaro Biosciences, Inc. (a)(b)	156,051	519,650
RenovoRx, Inc. (a)	43,447	27,806
Repligen Corp. (a)	278,887	43,854,981
Replimune Group, Inc. (a)	287,262	3,211,589
Revelation Biosciences, Inc. (a)	35,709	26,957
Revolution Medicines, Inc. (a)	699,526	16,319,942
Rezolute, Inc. (a)	142,667	110,139
Rhythm Pharmaceuticals, Inc. (a)	262,288	8,768,288
Rigel Pharmaceuticals, Inc. (a)	860,891	981,416
Rocket Pharmaceuticals, Inc. (a)	334,515	7,804,235
Roivant Sciences Ltd. (a)	1,735,131	16,587,852
S.A.B. Biotherapeutics, Inc. (a)(b)	193,032	187,627
Sage Therapeutics, Inc. (a)	293,235	5,741,541
Sagimet Biosciences, Inc.	29,759	113,679
Salarius Pharmaceuticals, Inc. (a)	16,970	12,049
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	0
Sana Biotechnology, Inc. (a)(b)	492,922	2,001,263
Sangamo Therapeutics, Inc. (a)	623,564	268,133
Sarepta Therapeutics, Inc. (a)	501,905	40,794,838
Savara, Inc. (a)	521,701	2,008,549
Scholar Rock Holding Corp. (a)(b)	203,246	2,558,867
Seagen, Inc. (a)	759,053	161,837,690
Sellas Life Sciences Group, Inc. (a)(b)	149,030	154,991
Sensei Biotherapeutics, Inc. (a)	86,817	62,508
Senti Biosciences, Inc. (a)(b)	133,016	57,210
Sera Prognostics, Inc. (a)	98,752	191,579
Seres Therapeutics, Inc. (a)	621,456	646,314
Shattuck Labs, Inc. (a)	187,815	368,117
Shuttle Pharmaceuticals Holding, Inc. (a)	32,031	16,016
Silo Pharma, Inc. (a)	15,183	23,230
Societal Cdmo, Inc. (a)	403,884	149,477
Soleno Therapeutics, Inc. (a)(b)	23,650	703,824
Solid Biosciences, Inc. (a)	48,271	136,124
Soligenix, Inc. (a)(b)	41,604	40,780
Sonnet Biotherapeutics Holding (a)(b)	6,374	8,860
Spectrum Pharmaceuticals, Inc. rights (a)(c)	927,702	9
Spero Therapeutics, Inc. (a)	231,793	264,244
SpringWorks Therapeutics, Inc. (a)(b)	289,853	8,808,633
Spruce Biosciences, Inc. (a)(b)	90,633	126,886
Spyre Therapeutics, Inc. (a)(b)	13,497	251,854
Spyre Therapeutics, Inc. rights (a)(c)	318,998	3
Stoke Therapeutics, Inc. (a)(b)	132,563	502,414
Summit Therapeutics, Inc. (a)(b)	672,337	1,364,844
Surface Oncology, Inc. rights (a)(c)	293,597	3
Surrozen, Inc. (a)	99,332	47,679
Sutro Biopharma, Inc. (a)	260,599	680,163
Syndax Pharmaceuticals, Inc. (a)	376,262	6,262,881
Synlogic, Inc. (a)	16,182	40,455
Syros Pharmaceuticals, Inc. (a)(b)	87,320	240,130
T2 Biosystems, Inc. (a)(b)	12,659	44,813
Tango Therapeutics, Inc. (a)(b)	262,494	1,994,954
Taysha Gene Therapies, Inc. (a)	197,589	347,757
Tempest Therapeutics, Inc. (a)	37,090	130,371
Tenax Therapeutics, Inc. (a)(b)	116,491	40,655
Tenaya Therapeutics, Inc. (a)	207,724	390,521
TG Therapeutics, Inc. (a)(b)	762,033	9,761,643
Tharimmune, Inc. (a)(b)	1,510	1,268
Theriva Biologics, Inc. (a)(b)	91,400	54,749
TONIX Pharmaceuticals Holding (a)	71,136	36,848
Tourmaline Bio, Inc. (b)	10,956	205,425
TRACON Pharmaceuticals, Inc. (a)(b)	81,640	16,695
TransCode Therapeutics, Inc. (a)(b)	8,358	2,056
Travere Therapeutics, Inc. (a)(b)	396,220	2,488,262
Trevena, Inc. (a)(b)	25,660	15,114
TScan Therapeutics, Inc. (a)(b)	209,062	1,365,175
Turnstone Biologics Corp.	34,529	75,273
Twist Bioscience Corp. (a)(b)	314,389	7,561,055
Tyra Biosciences, Inc. (a)(b)	78,157	915,218
Ultragenyx Pharmaceutical, Inc. (a)	430,407	16,721,312
Unicycive Therapeutics, Inc. (a)	25,162	12,896
uniQure B.V. (a)(b)	217,637	1,475,579
United Therapeutics Corp. (a)	253,120	60,748,800
UNITY Biotechnology, Inc. (a)	69,683	133,791
Vaccinex, Inc. (a)(b)	10,946	8,199
Vanda Pharmaceuticals, Inc. (a)	285,399	1,061,684
Vaxart, Inc. (a)(b)	756,001	540,541
Vaxcyte, Inc. (a)	459,687	23,797,996
Vaxxinity, Inc. Class A (a)(b)	213,809	181,353
VBI Vaccines, Inc. (a)(b)	104,246	64,132
Vera Therapeutics, Inc. (a)	190,233	2,577,657
Veracyte, Inc. (a)(b)	400,539	10,253,798
Verastem, Inc. (a)(b)	123,084	848,049
Vericel Corp. (a)	256,384	9,111,887
Verve Therapeutics, Inc. (a)(b)	249,231	2,811,326
Vigil Neuroscience, Inc. (a)	67,407	214,354
Viking Therapeutics, Inc. (a)(b)	538,440	6,579,737
Vincerx Pharma, Inc. (a)	91,067	59,194
Vir Biotechnology, Inc. (a)	494,122	4,689,218
Viracta Therapeutics, Inc. (a)(b)	143,454	69,862
Viridian Therapeutics, Inc. (a)	231,299	3,871,945
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	93,365	53,125
VistaGen Therapeutics, Inc. (a)	43,293	155,422
Vor Biopharma, Inc. (a)(b)	195,828	362,282
Voyager Therapeutics, Inc. (a)	162,701	1,181,209
vTv Therapeutics, Inc. Class A (a)(b)	2,527	36,111
Werewolf Therapeutics, Inc. (a)	103,981	254,753
Windtree Therapeutics, Inc. (a)(b)	13,610	15,788
X4 Pharmaceuticals, Inc. (a)	791,732	617,551
Xbiotech, Inc. (a)(b)	102,404	401,424
Xencor, Inc. (a)	323,691	5,936,493
Xenetic Biosciences, Inc. (a)	8,029	26,415
Xilio Therapeutics, Inc. (a)	39,248	37,286
XOMA Corp. (a)(b)	41,988	623,102
Y-mAbs Therapeutics, Inc. (a)	153,057	950,484
Yield10 Bioscience, Inc. (a)(b)	49,447	13,351
Zentalis Pharmaceuticals, Inc. (a)	302,923	3,407,884
Zura Bio Ltd. Class A (a)	60,531	293,575
ZyVersa Therapeutics, Inc. Class A (a)	119,054	7,739
		1,754,019,633
Health Care Equipment & Supplies - 1.8%
Accelerate Diagnostics, Inc. (a)(b)	27,514	118,860
Accuray, Inc. (a)(b)	506,241	1,321,289
Acutus Medical, Inc. (a)(b)	126,933	30,477
Aethlon Medical, Inc. (a)(b)	12,474	23,950
Alphatec Holdings, Inc. (a)(b)	508,409	6,034,815
Angiodynamics, Inc. (a)	215,983	1,410,369
Apyx Medical Corp. (a)(b)	157,276	371,171
Artivion, Inc. (a)	210,020	3,725,755
Asensus Surgical, Inc. (a)(b)	1,315,350	340,281
Aspira Women's Health, Inc. (a)(b)	33,572	106,759
Atricure, Inc. (a)	257,343	9,130,530
Atrion Corp.	7,218	2,225,670
Avanos Medical, Inc. (a)	259,233	5,586,471
AxoGen, Inc. (a)	218,670	1,432,289
Axonics Modulation Technologies, Inc. (a)	272,296	15,245,853
Beyond Air, Inc. (a)(b)	137,434	217,146
BioLase Technology, Inc. (a)(b)	5,387	5,872
Biomerica, Inc. (a)(b)	80,147	73,735
BioSig Technologies, Inc. (a)(b)	324,032	84,346
Bioventus, Inc. (a)(b)	170,782	683,128
Bluejay Diagnostics, Inc. (a)(b)	2,858	9,146
Butterfly Network, Inc. Class A (a)(b)	760,751	724,463
Catheter Precision, Inc. (a)(b)	28,855	14,399
Cerus Corp. (a)	995,844	1,603,309
ClearPoint Neuro, Inc. (a)(b)	127,819	736,237
Co.-Diagnostics, Inc. (a)(b)	157,255	185,561
CONMED Corp.	165,840	17,789,657
Cue Health, Inc. (a)	447,440	155,709
Cutera, Inc. (a)(b)	117,742	200,161
CVRx, Inc. (a)(b)	64,367	1,317,592
CytoSorbents Corp. (a)(b)	196,096	235,315
Delcath Systems, Inc. (a)(b)	79,552	218,768
Dynatronics Corp. (a)(b)	4,071	2,351
Eargo, Inc. (a)(b)	18,600	48,546
Ekso Bionics Holdings, Inc. (a)(b)	59,134	103,485
electroCore, Inc. (a)	29,564	166,150
Electromed, Inc. (a)	35,070	360,520
Embecta Corp.	304,937	5,592,545
ENDRA Life Sciences, Inc. (a)(b)	39,908	39,026
Enovis Corp. (a)	268,130	13,261,710
Envista Holdings Corp. (a)	880,262	19,973,145
Envveno Medical Corp. (a)	44,752	154,842
Femasys, Inc. (a)(b)	66,301	63,132
Fonar Corp. (a)	33,804	643,290
Glaukos Corp. (a)	261,392	16,700,335
Globus Medical, Inc. (a)	631,639	28,373,224
Haemonetics Corp. (a)	273,583	22,124,657
Heart Test Laboratories, Inc. (a)(b)	42,316	10,410
Heartbeam, Inc. (a)	103,711	150,381
Helius Medical Technologies, Inc. (U.S.) (a)(b)	3,160	19,592
Hyperfine, Inc. (a)(b)	269,687	345,199
ICU Medical, Inc. (a)(b)	110,462	9,694,145
Impact Biomedical, Inc. (c)	1,472,364	15
Inari Medical, Inc. (a)	274,886	16,407,945
Innovative Eyewear, Inc. (a)(b)	33,813	14,536
Inogen, Inc. (a)	106,398	619,236
Inspire Medical Systems, Inc. (a)	157,834	22,934,859
Integer Holdings Corp. (a)	179,407	15,647,879
Integra LifeSciences Holdings Corp. (a)	382,149	14,976,419
Intelligent Bio Solutions, Inc. (a)(b)	12,274	5,155
InVivo Therapeutics Holdings Corp. (a)(b)	14,495	9,987
INVO Bioscience, Inc. (a)(b)	12,191	22,797
IRadimed Corp.	41,751	1,834,539
iRhythm Technologies, Inc. (a)	165,012	14,072,223
Iridex Corp. (a)(b)	65,600	167,280
Kewaunee Scientific Corp. (a)	10,852	193,166
Know Labs, Inc. (a)(b)	151,516	63,637
KORU Medical Systems, Inc. (a)	213,316	482,094
Lantheus Holdings, Inc. (a)	368,529	26,394,047
LeMaitre Vascular, Inc.	106,988	5,638,268
LENSAR, Inc. (a)	48,733	121,345
LivaNova PLC (a)	289,171	12,969,319
LogicMark, Inc. (a)	6,300	6,930
Lucid Diagnostics, Inc. (a)(b)	56,126	83,066
Masimo Corp. (a)(b)	238,361	22,348,727
Merit Medical Systems, Inc. (a)	310,856	22,244,855
Microbot Medical, Inc. (a)	58,558	73,783
Milestone Scientific, Inc. (a)(b)	280,318	236,588
Minerva Surgical, Inc. (a)	4,397	8,134
Modular Medical, Inc. (a)	77,254	100,430
Motus GI Holdings, Inc. (a)(b)	1,996	9,501
Myomo, Inc. (a)(b)	86,514	268,193
NanoVibronix, Inc. (a)	9,190	9,650
Nemaura Medical, Inc. (a)	67,468	15,315
Neogen Corp. (a)	1,058,934	17,970,110
NeurAxis, Inc. (b)	5,159	16,302
NeuroMetrix, Inc. (a)	4,590	17,672
Neuronetics, Inc. (a)	138,748	252,521
NeuroOne Medical Technologies Corp. (a)(b)	117,673	170,626
NeuroPace, Inc. (a)	52,682	473,611
Nevro Corp. (a)	203,638	3,527,010
Nexalin Technology, Inc. (a)(b)	38,866	15,577
NEXGEL, Inc. (a)	24,623	46,784
Novocure Ltd. (a)	509,706	6,254,093
Nuwellis, Inc. (a)(b)	10,619	7,007
Omnicell, Inc. (a)	246,023	8,207,327
OraSure Technologies, Inc. (a)	394,068	2,884,578
Orchestra BioMed Holdings, Inc. (a)(b)	135,913	845,379
Orthofix International NV (a)	196,523	2,171,579
OrthoPediatrics Corp. (a)	84,658	2,610,006
Outset Medical, Inc. (a)(b)	236,706	1,240,339
Owlet, Inc. (a)(b)	22,767	114,518
Paragon 28, Inc. (a)	200,088	2,210,972
PAVmed, Inc. (a)(b)	511,801	158,147
Penumbra, Inc. (a)	206,992	45,970,853
PetVivo Holdings, Inc. (a)(b)	41,427	33,423
Predictive Oncology, Inc. (a)(b)	21,423	70,053
Pro-Dex, Inc. (a)(b)	10,873	176,578
PROCEPT BioRobotics Corp. (a)(b)	239,196	8,866,996
ProSomnus, Inc. (b)	39,999	28,799
Pulmonx Corp. (a)	205,475	2,239,678
Pulse Biosciences, Inc. (a)(b)	95,093	858,690
QuidelOrtho Corp. (a)	267,987	18,418,747
Reshape Lifesciences, Inc. (a)(b)	17,799	4,060
Retractable Technologies, Inc. (a)	71,457	81,461
Rockwell Medical Technologies, Inc. (a)(b)	134,441	239,977
RxSight, Inc. (a)	120,803	3,643,418
Sanara Medtech, Inc. (a)(b)	17,393	563,533
SeaStar Medical Holding Corp. (Class A) (a)(b)	80,820	41,129
Semler Scientific, Inc. (a)	27,177	1,047,402
Senseonics Holdings, Inc. (a)(b)	2,657,136	1,568,242
Sensus Healthcare, Inc. (a)	66,807	161,673
Sharps Technology, Inc. (a)	41,177	19,345
Shockwave Medical, Inc. (a)	197,694	34,507,488
SI-BONE, Inc. (a)	195,869	3,713,676
Sientra, Inc. (a)(b)	50,739	41,743
Sight Sciences, Inc. (a)(b)	159,895	545,242
Silk Road Medical, Inc. (a)(b)	209,159	1,951,453
Sintx Technologies, Inc. (a)(b)	21,826	7,641
Staar Surgical Co. (a)(b)	264,784	8,303,626
Stereotaxis, Inc. (a)	352,774	582,077
STRATA Skin Sciences, Inc. (a)(b)	88,088	43,956
SurModics, Inc. (a)	75,310	2,471,674
Tactile Systems Technology, Inc. (a)	124,762	1,663,077
Talis Biomedical Corp. (a)(b)	7,101	54,323
Tandem Diabetes Care, Inc. (a)	355,849	7,202,384
Tela Bio, Inc. (a)	81,252	423,323
Tenon Medical, Inc. (a)(b)	11,043	21,534
Thermogenesis Holdings, Inc. (a)(b)	8,600	7,138
Tivic Health Systems, Inc. (a)(b)	7,770	16,861
TransMedics Group, Inc. (a)(b)	177,035	13,398,009
Treace Medical Concepts, Inc. (a)	245,758	2,152,840
UFP Technologies, Inc. (a)	38,111	6,343,957
Utah Medical Products, Inc.	18,801	1,584,924
Vapotherm, Inc. (a)(b)	25,043	67,366
Varex Imaging Corp. (a)(b)	219,672	4,140,817
Venus Concept, Inc. (a)	15,317	23,282
Vicarious Surgical, Inc. (a)	412,426	113,293
Vivani Medical, Inc. (a)	141,888	134,794
VolitionRx Ltd. (a)(b)	314,779	238,602
Xtant Medical Holdings, Inc. (a)	249,187	308,992
Zimvie, Inc. (a)	149,453	1,412,331
Zomedica Corp. (a)(b)	5,134,462	862,590
Zynex, Inc. (a)(b)	104,744	959,455
		593,692,369
Health Care Providers & Services - 1.7%
23andMe Holding Co. Class A (a)	1,489,667	1,281,858
Acadia Healthcare Co., Inc. (a)	496,454	36,236,177
Accolade, Inc. (a)	387,947	3,386,777
AdaptHealth Corp. (a)	450,360	3,819,053
Addus HomeCare Corp. (a)	87,575	7,636,540
Agiliti, Inc. (a)(b)	201,151	1,621,277
agilon health, Inc. (a)(b)	1,615,780	17,159,584
AirSculpt Technologies, Inc. (a)(b)	62,512	314,435
Alignment Healthcare, Inc. (a)	524,645	3,934,838
Amedisys, Inc. (a)	175,610	16,433,584
American Shared Hospital Services (a)	17,878	42,550
AMN Healthcare Services, Inc. (a)	204,102	13,838,116
Apollo Medical Holdings, Inc. (a)(b)	228,264	7,585,213
Assure Holdings Corp. (a)(b)	28,803	10,153
ATI Physical Therapy, Inc. (a)(b)	7,114	47,379
Aveanna Healthcare Holdings, Inc. (a)	275,426	751,913
Biodesix, Inc. (a)	133,596	199,058
Brookdale Senior Living, Inc. (a)	1,004,778	5,325,323
Cano Health, Inc. (a)(b)	8,275	61,070
CareMax, Inc. Class A (a)(b)	344,289	234,117
Castle Biosciences, Inc. (a)	144,918	2,896,911
Chemed Corp.	81,514	46,218,438
Clover Health Investments Corp. (a)(b)	1,736,220	1,599,059
Community Health Systems, Inc. (a)	681,606	1,751,727
Corvel Corp. (a)	49,579	10,355,070
Cosmos Health, Inc. (a)(b)	59,301	61,673
Cross Country Healthcare, Inc. (a)	181,604	3,681,113
Cryo-Cell International, Inc. (a)(b)	19,641	105,079
DocGo, Inc. Class A (a)(b)	474,647	2,681,756
Encompass Health Corp.	540,947	35,253,516
Enhabit Home Health & Hospice (a)(b)	269,755	2,875,588
Enzo Biochem, Inc. (a)(b)	200,620	250,775
Fulgent Genetics, Inc. (a)	109,438	3,018,300
GeneDx Holdings Corp. Class A (a)(b)	91,905	160,834
Great Elm Group, Inc. (a)	143,112	299,104
Guardant Health, Inc. (a)	634,791	15,977,689
HealthEquity, Inc. (a)	461,008	30,896,756
Hims & Hers Health, Inc. (a)	777,987	6,916,304
IMAC Holdings, Inc. (a)(b)	3,744	6,739
InfuSystems Holdings, Inc. (a)	111,182	1,115,155
Innovage Holding Corp. (a)	98,627	578,940
Invitae Corp. (a)(b)	1,140,886	579,798
LifeStance Health Group, Inc. (a)(b)	486,022	3,338,971
Modivcare, Inc. (a)	68,507	2,586,824
MSP Recovery, Inc. (a)	17,076	56,863
National Healthcare Corp.	73,688	5,642,290
National Research Corp. Class A	79,407	3,289,832
NeoGenomics, Inc. (a)	685,135	12,448,903
Novo Integrated Sciences, Inc. (a)(b)	67,272	80,726
Nutex Health, Inc. (a)(b)	1,727,238	328,521
Ontrak, Inc. (a)(b)	12,317	6,898
Opko Health, Inc. (a)	2,358,745	3,443,768
Option Care Health, Inc. (a)	968,238	28,805,081
Owens & Minor, Inc. (a)	417,695	8,303,777
P3 Health Partners, Inc. Class A (a)	143,762	172,514
Patterson Companies, Inc.	457,406	11,622,686
Pediatrix Medical Group, Inc. (a)	458,836	3,845,046
Pennant Group, Inc. (a)	162,302	2,226,783
PetIQ, Inc. Class A (a)	137,688	2,398,525
Precipio, Inc. (a)	7,960	55,561
Premier, Inc.	639,909	13,175,726
Privia Health Group, Inc. (a)	555,948	11,485,886
Progyny, Inc. (a)	449,079	15,430,354
Psychemedics Corp.	24,630	63,299
R1 RCM, Inc. (a)	1,066,936	11,288,183
RadNet, Inc. (a)	323,269	10,742,229
Regional Health Properties, Inc. (a)(b)	7,258	12,774
Select Medical Holdings Corp.	557,546	12,600,540
Sonida Senior Living, Inc. (a)	12,295	119,016
Star Equity Holdings, Inc. (a)	62,384	69,246
SunLink Health Systems, Inc. (a)	28,390	28,390
Surgery Partners, Inc. (a)	358,782	11,750,111
Talkspace, Inc. Class A (a)	728,967	1,487,093
Tenet Healthcare Corp. (a)	545,445	37,641,159
The Ensign Group, Inc.	303,485	32,494,139
The Joint Corp. (a)	76,462	672,101
The Oncology Institute, Inc. (a)	163,813	280,120
U.S. Physical Therapy, Inc.	81,622	6,940,319
		542,133,593
Health Care Technology - 0.7%
Aclarion, Inc. (a)(b)	31,316	8,737
Akili, Inc. (a)	124,167	61,711
American Well Corp. (a)	1,242,163	1,577,547
Augmedix, Inc. (a)	199,407	1,052,869
Better Therapeutics, Inc. (a)(b)	83,623	16,382
Biotricity, Inc. (a)(b)	35,034	30,830
Bullfrog AI Holdings, Inc. (b)	9,228	26,392
CareCloud, Inc. (a)	51,680	56,331
Certara, Inc. (a)	591,915	8,529,495
Computer Programs & Systems, Inc. (a)	90,703	953,289
DarioHealth Corp. (a)(b)	141,730	171,493
Definitive Healthcare Corp. (a)(b)	278,631	2,298,706
Doximity, Inc. (a)	682,187	15,860,848
Evolent Health, Inc. (a)	604,961	16,817,916
Forian, Inc. (a)	91,082	250,476
GoodRx Holdings, Inc. (a)(b)	451,057	2,701,831
Health Catalyst, Inc. (a)	329,312	2,364,460
Healthcare Triangle, Inc. (a)	8,092	29,779
HealthStream, Inc.	140,553	3,513,825
iCAD, Inc. (a)	124,605	200,614
iSpecimen, Inc. (a)	30,123	16,869
Lifemd, Inc. (a)(b)	157,111	1,209,755
MultiPlan Corp. Class A (a)	1,501,473	1,951,915
OptimizeRx Corp. (a)	82,145	781,199
Phreesia, Inc. (a)	288,322	4,443,042
Schrodinger, Inc. (a)	295,675	9,192,536
SCWorx, Corp. (a)	2,425	5,044
Sharecare, Inc. Class A (a)	1,701,821	1,595,627
Simulations Plus, Inc.	92,492	3,625,686
Streamline Health Solutions, Inc. (a)	250,905	73,264
Teladoc Health, Inc. (a)(b)	853,223	15,477,465
Trxade Health, Inc. (a)(b)	2,355	14,012
UpHealth, Inc. (a)(b)	40,957	18,017
Veeva Systems, Inc. Class A (a)	783,520	136,575,371
Veradigm, Inc. (a)	602,867	6,920,913
		238,424,246
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	558,360	24,299,827
Adaptive Biotechnologies Corp. (a)	618,660	2,709,731
Akoya Biosciences, Inc. (a)	110,603	485,547
Alpha Teknova, Inc. (a)(b)	37,188	75,864
Applied DNA Sciences, Inc. (a)(b)	73,874	65,378
Avantor, Inc. (a)	3,636,634	77,023,908
Azenta, Inc. (a)	325,091	18,325,380
BioLife Solutions, Inc. (a)	199,511	2,467,951
BioNano Genomics, Inc. (a)(b)	150,805	239,780
Bruker Corp.	529,227	34,447,385
Champions Oncology, Inc. (a)(b)	30,801	158,625
ChromaDex, Inc. (a)	273,178	379,717
Codexis, Inc. (a)	337,949	797,560
CryoPort, Inc. (a)	270,463	3,791,891
Cytek Biosciences, Inc. (a)(b)	534,543	3,709,728
Fortrea Holdings, Inc.	477,430	14,055,539
Harvard Bioscience, Inc. (a)	208,305	887,379
Inotiv, Inc. (a)(b)	92,457	228,369
Maravai LifeSciences Holdings, Inc. (a)	579,691	2,956,424
MaxCyte, Inc. (a)	595,238	2,827,381
Medpace Holdings, Inc. (a)	125,093	33,865,177
Mesa Laboratories, Inc.	27,354	2,335,211
Miromatrix Medical, Inc. (a)	110,163	374,554
Nanostring Technologies, Inc. (a)(b)	162,896	81,008
Nautilus Biotechnology, Inc. (a)(b)	257,513	708,161
OmniAb, Inc. (a)(b)	509,882	2,238,382
Pacific Biosciences of California, Inc. (a)(b)	1,261,266	10,695,536
Personalis, Inc. (a)	193,886	296,646
Quanterix Corp. (a)	183,536	4,399,358
Quantum-Si, Inc. (a)(b)	504,067	811,548
Rapid Micro Biosystems, Inc. (a)	103,495	121,089
Science 37 Holdings, Inc. (a)(b)	452,567	114,545
Seer, Inc. (a)	193,477	311,498
Singular Genomics Systems, Inc. (a)(b)	249,224	97,646
SomaLogic, Inc. Class A (a)	911,716	2,571,039
Sotera Health Co. (a)	529,705	7,230,473
Standard BioTools, Inc. (a)(b)	386,887	998,168
Telesis Bio, Inc. (a)(b)	47,146	19,740
		257,203,143
Pharmaceuticals - 1.1%
60 Degrees Pharmaceuticals LLC (b)	7,089	4,494
AcelRx Pharmaceuticals, Inc. (a)(b)	71,781	52,759
Aclaris Therapeutics, Inc. (a)	336,961	294,740
Adial Pharmaceuticals, Inc. (a)(b)	3,279	7,181
Agile Therapeutics, Inc. (a)(b)	13,235	27,396
Alimera Sciences, Inc. (a)(b)	28,295	87,290
Amneal Intermediate, Inc. (a)	569,765	2,455,687
Amphastar Pharmaceuticals, Inc. (a)	205,634	11,581,307
Ampio Pharmaceuticals, Inc. (a)(b)	3,673	21,156
Amylyx Pharmaceuticals, Inc. (a)	242,304	3,431,025
AN2 Therapeutics, Inc. (a)(b)	46,392	815,107
Anebulo Pharmaceuticals, Inc. (a)	1,879	4,284
ANI Pharmaceuticals, Inc. (a)	86,365	4,301,841
Aquestive Therapeutics, Inc. (a)(b)	243,658	548,231
Artelo Biosciences, Inc. (a)(b)	13,279	18,856
Arvinas Holding Co. LLC (a)	288,194	6,331,622
Assertio Holdings, Inc. (a)(b)	449,262	458,247
Atea Pharmaceuticals, Inc. (a)	376,596	1,126,022
Athira Pharma, Inc. (a)	154,877	223,023
Avenue Therapeutics, Inc. (a)(b)	44,652	9,466
Axsome Therapeutics, Inc. (a)(b)	210,080	14,169,896
Aytu BioScience, Inc. (a)(b)	4,604	10,727
Biofrontera, Inc. (a)(b)	4,254	14,974
Biote Corp. Class A (a)	89,994	449,070
Bright Green Corp. (a)(b)	342,074	93,934
Cadrenal Therapeutics, Inc.	38,745	19,373
Calcimedica, Inc. (a)	11,132	45,975
Cara Therapeutics, Inc. (a)	218,884	211,639
Cassava Sciences, Inc. (a)(b)	214,472	4,467,452
Cingulate, Inc. (a)(b)	2,698	16,916
Citius Pharmaceuticals, Inc. (a)(b)	764,719	589,522
Clearside Biomedical, Inc. (a)(b)	276,959	279,729
Clever Leaves Holdings, Inc. (a)	7,486	16,394
CNS Pharmaceuticals, Inc. (a)	22,301	46,386
Cocrystal Pharma, Inc. (a)(b)	35,122	66,732
Cognition Therapeutics, Inc. (a)(b)	91,284	101,325
Collegium Pharmaceutical, Inc. (a)	186,412	4,777,740
Context Therapeutics, Inc. (a)	76,468	64,998
Corcept Therapeutics, Inc. (a)	490,272	12,487,228
CorMedix, Inc. (a)(b)	283,039	919,877
Cumberland Pharmaceuticals, Inc. (a)	42,543	71,472
CymaBay Therapeutics, Inc. (a)	566,651	10,840,034
Dare Bioscience, Inc. (a)	446,551	156,293
DMK Pharmaceuticals Corp. (a)(b)	197,417	106,980
Durect Corp. (a)(b)	124,035	76,902
Edgewise Therapeutics, Inc. (a)(b)	224,612	1,365,641
Elanco Animal Health, Inc. (a)	2,640,052	31,099,813
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Enliven Therapeutics, Inc. (a)(b)	96,667	1,088,470
Enliven Therapeutics, Inc. rights (a)(c)	72,018	1
Enveric Biosciences, Inc. (a)(b)	11,420	16,902
Esperion Therapeutics, Inc. (a)(b)	692,507	921,034
Eton Pharmaceuticals, Inc. (a)(b)	121,762	431,037
Evoke Pharma, Inc. (a)	18,280	23,673
Evolus, Inc. (a)	237,592	2,249,996
Eyenovia, Inc. (a)	161,833	229,803
Eyepoint Pharmaceuticals, Inc. (a)(b)	134,967	843,544
Fulcrum Therapeutics, Inc. (a)	257,972	1,238,266
Harmony Biosciences Holdings, Inc. (a)	180,908	5,257,186
Harrow, Inc. (a)(b)	165,543	1,527,962
Hepion Pharmaceuticals, Inc. (a)(b)	19,596	63,099
Hoth Therapeutics, Inc. (a)	17,263	19,335
Igc Pharma, Inc. (a)(b)	197,952	62,751
Ikena Oncology, Inc. (a)	121,335	175,936
Innoviva, Inc. (a)(b)	307,284	4,255,883
Intra-Cellular Therapies, Inc. (a)	481,767	29,566,041
Jaguar Health, Inc. (a)(b)	342,137	121,801
Jazz Pharmaceuticals PLC (a)	339,749	40,168,524
Journey Medical Corp. (a)	40,486	172,875
Kiora Pharmaceuticals, Inc. (a)(b)	35,221	18,315
Landos Biopharma, Inc. (a)	6,987	28,926
Lexaria Bioscience Corp. (a)(b)	39,100	58,650
Ligand Pharmaceuticals, Inc.:
Class B (a)	87,303	5,090,638
General CVR (a)	26,087	130
Glucagon CVR (a)	26,087	78
rights (a)	26,087	87
TR Beta CVR (a)	26,087	3,524
Lipocine, Inc. (a)(b)	28,059	67,622
Liquidia Corp. (a)(b)	258,257	1,849,120
Longboard Pharmaceuticals, Inc. (a)	84,642	318,254
Lyra Therapeutics, Inc. (a)	157,903	522,659
Marinus Pharmaceuticals, Inc. (a)(b)	273,539	1,840,917
Mind Medicine (MindMed), Inc. (a)(b)	188,615	622,430
MyMD Pharmaceuticals, Inc. (a)(b)	160,275	44,877
Nektar Therapeutics (a)	921,627	451,597
NGM Biopharmaceuticals, Inc. (a)	190,997	142,656
NovaBay Pharmaceuticals, Inc. (a)(b)	23,861	7,165
NRX Pharmaceuticals, Inc. (a)(b)	258,978	89,088
Nutriband, Inc. (a)	33,838	85,272
Nuvation Bio, Inc. (a)	719,686	892,411
Ocular Therapeutix, Inc. (a)(b)	406,927	1,009,179
Ocuphire Pharma, Inc. (a)(b)	111,151	339,011
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	305,634	669,338
Onconova Therapeutics, Inc. (a)	105,167	72,460
OptiNose, Inc. (a)	389,446	486,808
Organon & Co.	1,368,727	15,493,990
Pacira Biosciences, Inc. (a)	249,198	6,798,121
Palisade Bio, Inc. (a)(b)	31,055	19,409
Palisade Bio, Inc. rights (a)(c)	117,971	1
PaxMedica, Inc. (a)(b)	1,608	1,479
Perrigo Co. PLC	734,540	22,374,088
Petros Pharmaceuticals, Inc. (a)	8,013	12,821
Phathom Pharmaceuticals, Inc. (a)	174,623	1,220,615
Phibro Animal Health Corp. Class A	105,967	1,016,224
Pliant Therapeutics, Inc. (a)(b)	278,371	3,866,573
Prestige Brands Holdings, Inc. (a)	267,455	15,338,544
Processa Pharmaceuticals, Inc. (a)(b)	85,701	54,849
ProPhase Labs, Inc. (a)(b)	68,046	344,993
Pulmatrix, Inc. (a)	13,776	28,241
Rain Oncology, Inc. (a)(b)	98,984	103,933
Rani Therapeutics Holdings, Inc. (a)(b)	66,295	131,264
Relmada Therapeutics, Inc. (a)	128,406	317,163
Revance Therapeutics, Inc. (a)	502,414	3,401,343
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	93,756	359,085
Royalty Pharma PLC	2,076,170	56,201,922
Satsuma Pharmaceuticals, Inc. rights (a)(c)	101,138	1
Scilex Holding Co.	338,415	418,789
Scilex Holding Co. (a)(b)	442,231	552,789
scPharmaceuticals, Inc. (a)(b)	127,264	692,316
SCYNEXIS, Inc. (a)(b)	158,749	266,698
Seelos Therapeutics, Inc. (a)(b)	10,897	13,730
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	1,717	1,648
SIGA Technologies, Inc. (b)	206,835	1,123,114
Sonoma Pharmaceuticals, Inc. (a)	29,083	5,142
Supernus Pharmaceuticals, Inc. (a)	297,178	8,098,101
Tarsus Pharmaceuticals, Inc. (a)(b)	140,453	2,321,688
Terns Pharmaceuticals, Inc. (a)	190,720	848,704
TFF Pharmaceuticals, Inc. (a)	173,317	62,342
TherapeuticsMD, Inc. (a)(b)	49,177	126,877
Theravance Biopharma, Inc. (a)(b)	200,625	2,102,550
Theseus Pharmaceuticals, Inc. (a)(b)	88,124	335,752
Third Harmonics Bio, Inc. (a)(b)	83,635	710,898
Titan Pharmaceuticals, Inc. (a)(b)	56,952	19,933
Trevi Therapeutics, Inc. (a)(b)	204,232	229,761
Ventyx Biosciences, Inc. (a)	261,227	564,250
Verrica Pharmaceuticals, Inc. (a)(b)	106,112	390,492
Virpax Pharmaceuticals, Inc. (a)	43,732	17,449
Vyne Therapeutics, Inc. (a)(b)	17,267	57,154
WAVE Life Sciences (a)	348,784	1,852,043
Xeris Biopharma Holdings, Inc. (a)(b)	758,819	1,411,403
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zevra Therapeutics, Inc. (a)(b)	159,159	757,597
		367,577,971
TOTAL HEALTH CARE		3,753,050,955
INDUSTRIALS - 18.6%
Aerospace & Defense - 1.2%
AAR Corp. (a)	178,637	12,379,544
AeroVironment, Inc. (a)	141,442	19,463,834
AerSale Corp. (a)(b)	152,509	2,127,501
Air Industries Group, Inc. (a)(b)	11,856	34,382
Archer Aviation, Inc. Class A (a)(b)	809,528	4,840,977
Astra Space, Inc. Class A (a)(b)	167,888	226,649
Astronics Corp. (a)	142,577	2,117,268
BWX Technologies, Inc.	492,803	38,453,418
Byrna Technologies, Inc. (a)(b)	94,814	554,662
Cadre Holdings, Inc.	98,108	3,159,078
CPI Aerostructures, Inc. (a)	56,225	132,691
Curtiss-Wright Corp.	206,918	44,259,760
Ducommun, Inc. (a)	72,589	3,657,034
Eve Holding, Inc. (a)(b)	156,865	1,107,467
HEICO Corp.	254,269	43,487,627
HEICO Corp. Class A	358,193	49,219,300
Hexcel Corp.	453,942	31,462,720
Innovative Solutions & Support, Inc. (a)	54,544	403,626
Intuitive Machines, Inc. Class A (a)	34,793	99,160
Kaman Corp.	152,572	3,092,634
Kratos Defense & Security Solutions, Inc. (a)	693,036	13,202,336
Leonardo DRS, Inc. (a)	385,682	7,108,119
Mercury Systems, Inc. (a)	278,245	9,541,021
Momentus, Inc. Class A (a)(b)	22,038	58,841
Moog, Inc. Class A	155,037	21,706,730
National Presto Industries, Inc.	28,606	2,137,440
Optex Systems Holdings, Inc. (a)(b)	25,712	111,590
Park Aerospace Corp.	98,499	1,485,365
Redwire Corp. (a)(b)	110,150	281,984
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,434,174	6,281,682
Sidus Space, Inc. Class A (a)(b)	327,339	18,495
SIFCO Industries, Inc. (a)	16,063	55,096
Spirit AeroSystems Holdings, Inc. Class A (a)	612,761	16,844,800
Terran Orbital Corp. Class A (a)(b)	384,639	311,558
Triumph Group, Inc. (a)	407,592	4,560,954
V2X, Inc. (a)	62,069	2,631,726
Virgin Galactic Holdings, Inc. (a)(b)	1,744,640	3,890,547
VirTra, Inc. (a)	58,184	428,234
Woodward, Inc.	325,514	44,002,983
		394,938,833
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	4,957	80,551
Air Transport Services Group, Inc. (a)	299,402	4,763,486
Forward Air Corp.	139,589	8,868,089
GXO Logistics, Inc. (a)	639,319	35,968,087
Hub Group, Inc. Class A (a)	169,813	12,829,372
Radiant Logistics, Inc. (a)	188,882	1,135,181
		63,644,766
Building Products - 2.2%
AAON, Inc.	365,816	22,900,082
Advanced Drain Systems, Inc.	373,174	45,195,103
Alpha PRO Tech Ltd. (a)	52,945	259,431
American Woodmark Corp. (a)	88,155	6,382,422
Apogee Enterprises, Inc.	119,405	5,385,166
Applied UV, Inc. (a)(b)	42,958	4,940
Armstrong World Industries, Inc.	240,535	20,399,773
AZZ, Inc.	135,801	6,677,335
Builders FirstSource, Inc. (a)	673,889	90,375,254
Carlisle Companies, Inc.	269,024	75,437,020
CEA Industrie, Inc. (a)	42,281	23,212
CSW Industrials, Inc.	84,608	15,003,537
Fortune Brands Home & Security, Inc.	681,734	46,651,058
Gibraltar Industries, Inc. (a)	165,143	11,095,958
Griffon Corp.	219,649	10,220,268
Hayward Holdings, Inc. (a)	673,183	7,936,828
Insteel Industries, Inc.	105,649	3,594,179
Janus International Group, Inc. (a)	487,077	5,138,662
Jeld-Wen Holding, Inc. (a)	454,559	7,263,853
Lennox International, Inc.	172,151	70,006,926
Masonite International Corp. (a)	118,228	10,504,558
MasterBrand, Inc.	689,552	9,253,788
Owens Corning	484,081	65,631,702
PGT Innovations, Inc. (a)	315,548	10,157,490
Quanex Building Products Corp.	178,778	5,504,575
Resideo Technologies, Inc. (a)	800,160	13,146,629
Simpson Manufacturing Co. Ltd.	231,022	38,573,743
Tecnoglass, Inc.	109,761	3,825,171
The AZEK Co., Inc. (a)	803,997	27,729,857
Trex Co., Inc. (a)	584,161	41,048,993
UFP Industries, Inc.	334,131	36,630,782
View, Inc. Class A (a)(b)	12,463	7,863
Zurn Elkay Water Solutions Cor	764,176	22,497,341
		734,463,499
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	354,369	14,525,585
ACCO Brands Corp.	494,104	2,658,280
Acme United Corp.	16,805	604,980
ACV Auctions, Inc. Class A (a)	726,311	11,352,241
American Rebel Holdings, Inc. (a)(b)	18,128	6,055
Aqua Metals, Inc. (a)(b)	504,789	439,671
ARC Document Solutions, Inc.	192,632	545,149
Aris Water Solution, Inc. Class A	138,014	1,115,153
Avalon Holdings Corp. Class A (a)	10,039	21,182
Bitcoin Depot, Inc. Class A (a)	32,123	71,313
Brady Corp. Class A	248,510	13,983,658
BrightView Holdings, Inc. (a)	208,382	1,592,038
Casella Waste Systems, Inc. Class A (a)	307,520	24,872,218
CECO Environmental Corp. (a)	158,178	3,044,927
Cimpress PLC (a)	94,827	6,684,355
Clean Harbors, Inc. (a)	272,040	43,977,986
CompX International, Inc. Class A	8,334	195,849
CoreCivic, Inc. (a)	612,392	8,861,312
Deluxe Corp.	235,572	4,308,612
Driven Brands Holdings, Inc. (a)	365,862	4,811,085
DSS, Inc. (a)	341,496	48,151
Ennis, Inc.	143,046	3,036,867
Enviri Corp. (a)	419,863	2,477,192
Fuel Tech, Inc. (a)	120,848	128,099
Greenwave Technology Solutions, Inc. (a)	47,659	22,304
Healthcare Services Group, Inc.	394,301	3,828,663
HNI Corp.	250,666	9,793,521
Interface, Inc.	312,650	3,160,892
JanOne, Inc. (a)(b)	12,858	5,400
Knightscope, Inc. Class A (a)(b)	225,699	144,447
LanzaTech Global, Inc. (a)(b)	430,817	1,826,664
Liquidity Services, Inc. (a)	124,552	2,386,416
Matthews International Corp. Class A	163,552	5,585,301
Millerknoll, Inc.	409,542	10,566,184
Montrose Environmental Group, Inc. (a)	154,715	4,837,938
MSA Safety, Inc.	199,930	34,815,810
NL Industries, Inc.	48,530	248,474
Odyssey Marine Exploration, Inc. (a)(b)	91,849	338,923
OpenLane, Inc. (a)	579,145	8,467,100
Performant Financial Corp. (a)	362,237	1,083,089
Perma-Fix Environmental Services, Inc. (a)	66,976	488,255
Pitney Bowes, Inc.	820,894	3,316,412
Quad/Graphics, Inc. (a)	164,667	759,115
Quest Resource Holding Corp. (a)	74,424	526,922
RB Global, Inc.	979,963	62,404,044
Shapeways Holdings, Inc. (a)	18,544	38,386
SP Plus Corp. (a)	106,116	5,427,833
Steelcase, Inc. Class A	503,134	6,193,580
Stericycle, Inc. (a)	499,093	23,442,398
Team, Inc. (a)	22,473	160,682
Tetra Tech, Inc.	286,441	45,300,644
The Brink's Co.	249,100	19,653,990
The GEO Group, Inc. (a)	674,034	6,841,445
TOMI Environmental Solutions, Inc. (a)	86,850	88,587
UniFirst Corp.	81,713	14,103,664
Vestis Corp.	701,245	12,839,796
Viad Corp. (a)	111,791	3,722,640
Virco Manufacturing Co. (a)	54,413	365,111
VSE Corp.	70,224	4,243,636
Wilhelmina International, Inc. (a)	4,499	21,460
		446,411,684
Construction & Engineering - 1.3%
AECOM	747,565	66,428,626
Ameresco, Inc. Class A (a)(b)	172,316	5,162,587
API Group Corp. (a)	1,109,193	33,664,008
Arcosa, Inc.	263,097	19,521,797
Argan, Inc.	70,773	3,300,853
Bowman Consulting Group Ltd. (a)	59,194	1,824,951
Comfort Systems U.S.A., Inc.	193,084	37,377,201
Concrete Pumping Holdings, Inc. (a)	130,351	969,811
Construction Partners, Inc. Class A (a)	235,618	9,886,531
Dycom Industries, Inc. (a)	157,945	16,405,747
EMCOR Group, Inc.	254,832	54,156,897
Fluor Corp. (a)	773,139	29,402,476
FTE Networks, Inc. (a)(b)(c)	20,159	29,835
Granite Construction, Inc. (b)	236,268	10,856,515
Great Lakes Dredge & Dock Corp. (a)	356,083	2,392,878
IES Holdings, Inc. (a)	45,054	3,152,428
INNOVATE Corp. (a)(b)	250,722	265,765
iSun, Inc. (a)(b)	141,435	27,849
Limbach Holdings, Inc. (a)	53,627	2,044,261
MasTec, Inc. (a)	326,798	19,817,031
Matrix Service Co. (a)	128,586	1,280,717
MDU Resources Group, Inc.	1,094,165	20,942,318
MYR Group, Inc. (a)	90,184	11,220,693
Nocera, Inc. (a)(b)	47,911	68,992
Northwest Pipe Co. (a)	53,016	1,437,794
Orion Group Holdings, Inc. (a)	157,448	755,750
Primoris Services Corp.	288,248	8,751,209
Safe & Green Holdings Corp. (a)(b)	78,684	44,527
Southland Holdings, Inc. (a)	35,609	190,508
Sterling Construction Co., Inc. (a)	167,060	10,609,981
Tutor Perini Corp. (a)	229,133	1,917,843
Valmont Industries, Inc. (b)	113,443	24,908,680
Willscot Mobile Mini Holdings (a)	1,061,603	44,290,077
		443,107,136
Electrical Equipment - 1.3%
374Water, Inc. (a)(b)	289,406	332,817
Acuity Brands, Inc.	167,602	30,044,335
Advent Technologies Holdings, Inc. Class A (a)(b)	222,525	82,779
Allient, Inc.	74,816	1,951,201
American Superconductor Corp. (a)(b)	165,513	1,565,753
Amprius Technologies, Inc. (a)(b)	90,140	370,475
Array Technologies, Inc. (a)(b)	762,552	11,796,679
Atkore, Inc. (a)	203,046	26,375,675
Babcock & Wilcox Enterprises, Inc. (a)	341,733	485,261
Beam Global (a)(b)	66,639	381,175
Blink Charging Co. (a)(b)	347,629	1,119,365
Bloom Energy Corp. Class A (a)(b)	1,136,287	16,407,984
Broadwind, Inc. (a)	99,042	221,854
ChargePoint Holdings, Inc. Class A (a)(b)	1,677,339	3,119,851
Complete Solaria, Inc. Class A (a)	149,919	170,908
Dragonfly Energy Holdings Corp. (a)	43,939	25,094
Electriq Power Holdings, Inc. Class A (a)	61,677	33,349
Encore Wire Corp. (b)	90,227	16,628,836
Energous Corp. (a)(b)	26,333	53,456
Energy Focus, Inc. (a)(b)	10,330	17,561
Energy Vault Holdings, Inc. Class A (a)(b)	451,984	1,039,563
EnerSys	219,281	19,401,983
Enovix Corp. (a)(b)	717,637	7,944,242
Eos Energy Enterprises, Inc. (a)(b)	602,821	663,103
Espey Manufacturing & Electronics Corp.	8,272	140,210
ESS Tech, Inc. Class A (a)(b)	429,896	502,978
Expion360, Inc. (a)(b)	20,137	92,630
Fluence Energy, Inc. (a)(b)	218,023	5,468,017
Flux Power Holdings, Inc. (a)(b)	62,148	206,953
FTC Solar, Inc. (a)(b)	269,020	174,863
FuelCell Energy, Inc. (a)(b)	2,174,861	2,653,330
GrafTech International Ltd. (b)	1,006,257	2,485,455
Ideal Power, Inc. (a)	28,224	251,194
Imperalis Holding Corp. warrants (a)	252,835	240
KULR Technology Group, Inc. (a)(b)	392,668	114,855
LSI Industries, Inc.	144,655	1,896,427
NeoVolta, Inc. (a)(b)	142,499	254,361
Net Power, Inc. Class A (a)(b)	131,546	1,194,438
Nextracker, Inc. Class A	263,245	10,698,277
NuScale Power Corp. (a)(b)	270,007	747,919
Nuvve Holding Corp. (a)(b)	66,758	10,815
nVent Electric PLC	891,793	47,487,977
Ocean Power Technologies, Inc. (a)(b)	307,439	109,172
Orion Energy Systems, Inc. (a)	152,913	136,093
Pineapple Energy, Inc. (a)	37,607	23,316
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)	37,632	232,189
Plug Power, Inc. (a)(b)	2,954,995	11,938,180
Polar Power, Inc. (a)(b)	43,114	36,561
Powell Industries, Inc.	49,978	4,156,170
Preformed Line Products Co.	15,824	1,971,829
Regal Rexnord Corp.	355,926	42,639,935
Sensata Technologies, Inc. PLC	814,105	26,466,554
Servotronics, Inc. (a)(b)	6,893	76,822
SES AI Corp. Class A (a)(b)	781,236	1,664,033
Shoals Technologies Group, Inc. (a)	913,256	12,648,596
SKYX Platforms Corp. (a)	266,709	413,399
Stem, Inc. (a)(b)	853,250	2,448,828
SunPower Corp. (a)(b)	493,481	2,047,946
Sunrun, Inc. (a)(b)	1,178,985	15,208,907
Sunworks, Inc. (a)(b)	217,445	62,929
Thermon Group Holdings, Inc. (a)	181,381	5,468,637
Tigo Energy, Inc. (a)(b)	33,413	72,840
TPI Composites, Inc. (a)(b)	209,117	441,237
Ultralife Corp. (a)	45,924	343,971
Vertiv Holdings Co.	1,886,098	82,347,039
Vicor Corp. (a)	119,460	4,368,652
Westwater Resources, Inc. (a)(b)	257,062	156,808
		430,094,881
Ground Transportation - 3.0%
ArcBest Corp.	129,487	15,433,556
Avis Budget Group, Inc. (a)	106,417	19,458,348
Covenant Transport Group, Inc. Class A	42,340	1,802,414
Daseke, Inc. (a)	218,593	957,437
FTAI Infrastructure LLC	557,659	2,063,338
Getaround, Inc. (a)	283,878	45,704
Heartland Express, Inc.	247,062	3,315,572
Hertz Global Holdings, Inc. (a)(b)	721,455	6,016,935
Knight-Swift Transportation Holdings, Inc. Class A	870,896	46,836,787
Landstar System, Inc.	193,372	33,385,676
Lyft, Inc. (a)	1,818,245	21,328,014
Marten Transport Ltd.	322,248	6,074,375
Micromobility.Com, Inc. (a)(b)	687,115	9,276
P.A.M. Transportation Services, Inc. (a)	29,952	564,895
Patriot Transportation Holding, Inc. (a)	11,342	178,410
RXO, Inc. (a)	635,461	13,319,263
Ryder System, Inc.	245,454	26,297,942
Saia, Inc. (a)	142,817	55,754,329
Schneider National, Inc. Class B	205,534	4,733,448
TuSimple Holdings, Inc. (a)(b)	649,109	552,392
U-Haul Holding Co. (a)(b)	60,384	3,418,338
U-Haul Holding Co. (non-vtg.)	522,244	28,279,513
Uber Technologies, Inc. (a)	11,010,778	620,787,635
Universal Logistics Holdings, Inc.	36,870	912,164
Werner Enterprises, Inc.	346,256	13,853,703
XPO, Inc. (a)	624,281	53,862,965
		979,242,429
Industrial Conglomerates - 0.0%
Ault Alliance, Inc. (a)	4,597	395
Gaucho Group Holdings, Inc. (a)(b)	62,246	36,663
		37,058
Machinery - 3.2%
3D Systems Corp. (a)	758,279	4,049,210
AGCO Corp.	334,587	37,985,662
AgEagle Aerial Systems, Inc. (a)(b)	493,175	60,463
Agrify Corp. (a)(b)	8,478	11,954
Alamo Group, Inc.	55,896	10,268,095
Albany International Corp. Class A	166,941	14,326,877
Allison Transmission Holdings, Inc.	483,107	25,836,562
Art's-Way Manufacturing Co., Inc. (a)	30,694	65,378
Astec Industries, Inc.	122,516	3,809,022
Barnes Group, Inc.	269,132	7,099,702
Blue Bird Corp. (a)	93,221	1,778,657
Chart Industries, Inc. (a)	225,886	29,371,957
Chicago Rivet & Machine Co.	4,595	77,104
ClearSign Combustion Corp. (a)	213,885	265,217
CNH Industrial NV	5,228,966	56,159,095
Columbus McKinnon Corp. (NY Shares)	152,529	5,326,313
Commercial Vehicle Group, Inc. (a)	152,468	994,091
Crane Co.	263,911	27,890,114
Desktop Metal, Inc. (a)(b)	1,185,607	829,569
Donaldson Co., Inc.	656,805	39,960,016
Douglas Dynamics, Inc.	124,255	3,394,647
Eastern Co.	30,927	561,325
Energy Recovery, Inc. (a)	301,138	5,739,690
Enerpac Tool Group Corp. Class A	303,999	8,299,173
EnPro Industries, Inc.	112,166	14,405,479
ESAB Corp.	306,180	23,621,787
ESCO Technologies, Inc.	139,632	14,658,567
Fathom Digital Manufacturing Corp. (a)(b)	580	2,523
Federal Signal Corp.	329,103	22,688,361
Flowserve Corp.	705,504	26,992,583
Franklin Electric Co., Inc.	216,604	19,277,756
FreightCar America, Inc. (a)	75,563	176,817
Gates Industrial Corp. PLC (a)	702,540	8,613,140
Gencor Industries, Inc. (a)	53,767	803,279
Gorman-Rupp Co.	131,631	4,156,907
Graco, Inc.	911,698	73,646,964
Graham Corp. (a)	54,266	1,005,549
Helios Technologies, Inc.	177,077	6,796,215
Hillenbrand, Inc.	380,621	14,745,258
Hillman Solutions Corp. Class A (a)	1,056,382	7,732,716
Hurco Companies, Inc.	32,275	676,807
Hydrofarm Holdings Group, Inc. (a)(b)	197,361	168,309
Hyliion Holdings Corp. Class A (a)(b)	515,542	293,189
Hyster-Yale Materials Handling, Inc. Class A	58,229	2,775,776
Hyzon Motors, Inc. Class A (a)(b)	430,972	469,759
Ideanomics, Inc. (a)(b)	58,320	99,144
ITT, Inc.	442,124	47,868,765
John Bean Technologies Corp.	170,907	17,654,693
Kadant, Inc.	63,095	16,443,819
Kennametal, Inc.	434,055	10,117,822
L.B. Foster Co. Class A (a)	52,955	1,056,982
Laser Photonics Corp. (a)	16,398	15,086
Lincoln Electric Holdings, Inc.	309,330	61,265,900
Lindsay Corp.	60,797	7,253,690
LiqTech International, Inc. (a)(b)	21,284	71,089
Luxfer Holdings PLC sponsored	141,285	1,165,601
Manitex International, Inc. (a)	78,975	530,712
Manitowoc Co., Inc. (a)	189,508	2,715,650
Markforged Holding Corp. (a)(b)	598,200	442,668
Mayville Engineering Co., Inc. (a)	55,562	705,637
Microvast Holdings, Inc. (a)(b)	1,187,973	1,389,928
Middleby Corp. (a)	289,125	36,496,249
Miller Industries, Inc.	61,867	2,458,595
Mueller Industries, Inc.	613,088	25,461,545
Mueller Water Products, Inc. Class A	837,530	11,130,774
Nauticus Robotics, Inc. (a)(b)	101,023	136,381
Nikola Corp. (a)(b)	3,793,631	3,688,927
NN, Inc. (a)	221,997	532,793
Nuburu, Inc. (a)	39,277	6,870
Nxu, Inc. (b)	197,899	4,057
Omega Flex, Inc.	17,862	1,259,628
Oshkosh Corp.	350,840	34,133,224
P&F Industries, Inc. Class A	17,358	224,265
Park-Ohio Holdings Corp.	45,254	1,030,434
Perma-Pipe International Holdings, Inc. (a)	39,684	251,993
Proto Labs, Inc. (a)	139,724	5,058,009
RBC Bearings, Inc. (a)	156,258	40,273,937
REV Group, Inc.	164,851	2,602,997
Sarcos Technology and Robotics Corp. Class A (a)(b)	64,809	42,061
Shyft Group, Inc. (The)	173,379	1,919,306
SPX Technologies, Inc. (a)	245,707	20,961,264
Standex International Corp.	64,437	8,622,959
Symbotic, Inc. (a)(b)	87,119	4,606,853
Taylor Devices, Inc. (a)	15,661	347,674
TechPrecision Corp. (a)	41,491	251,435
Tennant Co.	100,326	8,589,912
Terex Corp.	362,833	17,960,234
The Greenbrier Companies, Inc.	165,322	6,234,293
The L.S. Starrett Co. Class A (a)	34,012	306,448
Timken Co.	351,886	25,476,546
Titan International, Inc. (a)	277,807	3,630,937
Toro Co.	559,171	46,411,193
Trinity Industries, Inc.	436,170	10,886,803
Twin Disc, Inc.	55,866	764,806
Urban-Gro, Inc. (a)(b)	39,899	45,086
Velo3D, Inc. (a)(b)	582,849	564,548
Wabash National Corp.	252,287	5,530,131
Watts Water Technologies, Inc. Class A	148,043	28,499,758
Xos, Inc. Class A (a)(b)	350,248	99,821
		1,053,167,566
Marine Transportation - 0.1%
Eagle Bulk Shipping, Inc. (b)	40,506	1,840,998
Genco Shipping & Trading Ltd.	238,282	3,698,137
Kirby Corp. (a)	320,169	24,572,971
Matson, Inc.	189,859	18,182,796
Pangaea Logistics Solutions Ltd.	184,631	1,292,417
		49,587,319
Passenger Airlines - 0.2%
Allegiant Travel Co.	79,366	5,435,777
Blade Air Mobility, Inc. (a)	302,164	957,860
Frontier Group Holdings, Inc. (a)(b)	169,378	662,268
Hawaiian Holdings, Inc. (a)(b)	372,235	1,671,335
JetBlue Airways Corp. (a)	1,818,651	8,038,437
Joby Aviation, Inc. (a)(b)	1,978,529	11,792,033
Mesa Air Group, Inc. (a)	161,330	116,158
SkyWest, Inc. (a)	225,224	10,648,591
Spirit Airlines, Inc.	590,456	8,750,558
Sun Country Airlines Holdings, Inc. (a)	228,007	3,461,146
Surf Air Mobility, Inc. (b)	292,813	246,051
Wheels Up Experience, Inc. Class A (a)(b)	88,649	204,779
		51,984,993
Professional Services - 2.6%
Alight, Inc. Class A (a)	1,960,150	14,995,148
ASGN, Inc. (a)	260,246	23,224,353
Asure Software, Inc. (a)	112,075	893,238
Barrett Business Services, Inc.	37,256	4,096,297
BGSF, Inc.	52,299	519,329
BlackSky Technology, Inc. Class A (a)(b)	438,980	579,454
Booz Allen Hamilton Holding Corp. Class A	705,791	88,315,628
CACI International, Inc. Class A (a)	123,117	39,514,401
CBIZ, Inc. (a)	268,982	15,571,368
Clarivate Analytics PLC (a)(b)	2,371,407	18,402,118
Concentrix Corp.	234,057	21,999,017
Conduent, Inc. (a)	934,317	2,840,324
CRA International, Inc.	38,295	3,629,217
CSG Systems International, Inc.	161,431	7,940,791
DLH Holdings Corp. (a)	62,939	867,929
Dun & Bradstreet Holdings, Inc.	1,238,146	13,111,966
Exela Technologies, Inc. (a)(b)	33,616	112,277
ExlService Holdings, Inc. (a)	893,362	25,344,680
Exponent, Inc.	273,716	21,065,183
First Advantage Corp.	276,540	4,289,135
FiscalNote Holdings, Inc. Class A (a)(b)	363,607	370,879
Forrester Research, Inc. (a)	62,139	1,502,521
Franklin Covey Co. (a)	61,834	2,404,106
FTI Consulting, Inc. (a)	183,983	40,560,892
Gee Group, Inc. (a)	565,414	307,020
Genpact Ltd.	896,728	30,452,883
Heidrick & Struggles International, Inc.	108,668	2,953,596
Hirequest, Inc.	29,477	436,554
HireRight Holdings Corp. (a)	62,830	826,215
Hudson Global, Inc. (a)	13,655	214,520
Huron Consulting Group, Inc. (a)	102,970	10,726,385
ICF International, Inc.	93,316	13,059,574
Innodata, Inc. (a)(b)	137,364	928,581
Insperity, Inc.	194,612	22,137,115
KBR, Inc.	725,010	37,461,267
Kelly Services, Inc. Class A (non-vtg.)	172,768	3,591,847
Kforce, Inc.	102,334	7,132,680
Korn Ferry	286,974	14,848,035
LegalZoom.com, Inc. (a)	647,122	7,461,317
Manpower, Inc.	264,697	19,643,164
Mastech Digital, Inc. (a)	27,360	232,286
Maximus, Inc.	327,749	27,363,764
MISTRAS Group, Inc. (a)	105,048	695,418
NV5 Global, Inc. (a)	68,863	6,698,993
Parsons Corp. (a)	222,244	13,843,579
Paycor HCM, Inc. (a)(b)	347,176	7,363,603
Paylocity Holding Corp. (a)	232,207	36,379,871
Planet Labs PBC Class A (a)(b)	1,095,178	2,661,283
Professional Diversity Network, Inc. (a)(b)	24,782	48,821
RCM Technologies, Inc. (a)	31,947	862,888
Recruiter.com Group, Inc. (a)(b)	3,837	5,756
Resources Connection, Inc.	174,837	2,377,783
Science Applications International Corp.	289,510	33,991,369
ShiftPixy, Inc. (a)(b)	904	7,530
Skillsoft Corp. (a)	21,983	420,755
Spire Global, Inc. (a)(b)	89,433	454,320
SS&C Technologies Holdings, Inc.	1,158,952	65,202,640
Staffing 360 Solutions, Inc. (a)	14,201	6,816
StarTek, Inc. (a)	61,562	266,563
Steel Connect, Inc. (a)	19,151	180,402
Sterling Check Corp. (a)(b)	161,621	2,046,122
TaskUs, Inc. (a)	121,402	1,459,252
TransUnion Holding Co., Inc.	1,038,639	60,988,882
TriNet Group, Inc. (a)	179,736	20,836,794
TrueBlue, Inc. (a)	167,145	2,330,001
Ttec Holdings, Inc.	102,343	1,915,861
Upwork, Inc. (a)	677,184	9,541,523
Verra Mobility Corp. (a)	911,789	18,308,723
Where Food Comes From, Inc. (a)(b)	13,917	186,070
Willdan Group, Inc. (a)	67,801	1,356,020
		842,364,692
Trading Companies & Distributors - 1.9%
Air Lease Corp. Class A	555,839	21,560,995
Alta Equipment Group, Inc.	133,036	1,269,163
Applied Industrial Technologies, Inc.	209,030	33,459,432
Beacon Roofing Supply, Inc. (a)	286,469	23,020,649
BlueLinx Corp. (a)	48,241	4,237,972
Boise Cascade Co.	213,684	23,355,661
Core & Main, Inc. (a)	655,714	22,969,661
Custom Truck One Source, Inc. Class A (a)	339,284	1,971,240
Distribution Solutions Group I (a)(b)	58,894	1,499,441
DXP Enterprises, Inc. (a)	76,013	2,225,661
EVI Industries, Inc.	30,257	783,656
Ferguson PLC	1,099,983	188,471,087
FGI Industries Ltd. (a)	5,589	8,607
FTAI Aviation Ltd.	536,951	22,127,751
GATX Corp.	190,104	20,721,336
Global Industrial Co.	72,566	2,584,075
GMS, Inc. (a)	219,649	14,857,058
H&E Equipment Services, Inc.	172,161	7,628,454
Herc Holdings, Inc.	152,743	18,888,199
Hudson Technologies, Inc. (a)	210,537	2,600,132
iPower, Inc. (a)(b)	70,899	43,957
Karat Packaging, Inc.	32,153	693,540
McGrath RentCorp.	132,877	13,512,262
Mega Matrix Corp. (a)	109,963	142,952
MRC Global, Inc. (a)	448,091	4,633,261
MSC Industrial Direct Co., Inc. Class A	256,099	24,949,165
NOW, Inc. (a)	572,349	5,706,320
Rush Enterprises, Inc.:
Class A	389,705	15,459,597
Class B	2,475	107,935
SiteOne Landscape Supply, Inc. (a)	242,268	34,116,180
Titan Machinery, Inc. (a)	108,390	2,477,795
Transcat, Inc. (a)	43,113	4,224,212
Watsco, Inc. (b)	180,598	69,029,974
WESCO International, Inc.	237,481	37,011,414
Willis Lease Finance Corp. (a)	12,337	564,048
Xometry, Inc. (a)(b)	226,576	5,546,580
		632,459,422
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	9,943	99,629
TOTAL INDUSTRIALS		6,121,603,907
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.4%
Actelis Networks, Inc. (a)(b)	8,843	11,054
ADTRAN Holdings, Inc.	400,662	2,095,462
Airspan Networks Holdings, Inc. (a)(b)	152,186	19,023
Applied Optoelectronics, Inc. (a)(b)	169,934	2,251,626
Aviat Networks, Inc. (a)	63,063	1,911,440
BK Technologies Corp.	10,706	139,178
CalAmp Corp. (a)(b)	138,579	44,664
Calix, Inc. (a)	317,797	12,263,786
Cambium Networks Corp. (a)	54,743	255,650
Casa Systems, Inc. (a)	180,581	100,981
Ciena Corp. (a)	805,945	36,952,578
Clearfield, Inc. (a)(b)	70,357	1,789,882
ClearOne, Inc. (a)	54,494	44,685
CommScope Holding Co., Inc. (a)	1,134,401	1,894,450
COMSovereign Holding Corp. (a)(b)	12,970	14,267
Comtech Telecommunications Corp.	151,874	1,793,632
Digi International, Inc. (a)	194,985	4,589,947
DZS, Inc. (a)	111,857	180,090
EMCORE Corp. (a)	259,248	121,950
Extreme Networks, Inc. (a)	686,587	11,081,514
Franklin Wireless Corp. (a)	19,066	55,101
Genasys, Inc. (a)	192,483	309,898
Harmonic, Inc. (a)	599,669	6,632,339
Infinera Corp. (a)(b)	1,062,016	4,131,242
Inseego Corp. (a)(b)	492,738	108,797
KVH Industries, Inc. (a)	75,427	361,295
Lantronix, Inc. (a)	160,993	935,369
Lumentum Holdings, Inc. (a)	369,627	15,820,036
Minim, Inc. (a)(b)	5,595	25,066
NETGEAR, Inc. (a)	159,214	2,171,679
NetScout Systems, Inc. (a)	388,032	7,791,683
Network-1 Security Solutions, Inc.	78,111	171,844
Ondas Holdings, Inc. (a)(b)	233,783	255,992
Optical Cable Corp. (a)	10,841	29,271
PCTEL, Inc.	81,160	560,004
Ribbon Communications, Inc. (a)	454,616	968,332
Ubiquiti, Inc.	22,772	2,556,385
ViaSat, Inc. (a)(b)	396,852	8,115,623
Viavi Solutions, Inc. (a)	1,187,809	9,597,497
Vislink Technologies, Inc. (a)(b)	10,879	40,905
		138,194,217
Electronic Equipment, Instruments & Components - 2.0%
908 Devices, Inc. (a)(b)	133,129	1,059,707
ADDvantage Technologies Group, Inc. (a)	5,693	16,624
Advanced Energy Industries, Inc.	203,968	19,387,158
Aeva Technologies, Inc. (a)	432,671	241,733
AEye, Inc. Class A (a)(b)	631,250	95,319
Airgain, Inc. (a)	45,041	108,098
Akoustis Technologies, Inc. (a)(b)	331,754	189,100
Alpine 4 Holdings, Inc. (a)(b)	103,182	87,715
AmpliTech Group, Inc. (a)	42,163	67,039
Arlo Technologies, Inc. (a)	509,270	4,629,264
Arrow Electronics, Inc. (a)	300,073	35,576,655
Astrotech Corp. (a)	7,648	63,325
Avnet, Inc.	494,003	23,099,580
Badger Meter, Inc.	158,310	23,330,145
Bel Fuse, Inc.:
Class A	1,583	85,482
Class B (non-vtg.)	62,143	3,361,936
Belden, Inc.	228,419	15,176,158
Benchmark Electronics, Inc.	193,393	4,825,155
Cemtrex, Inc. (a)(b)	4,481	26,572
Cepton, Inc. (a)(b)	25,641	74,359
Climb Global Solutions, Inc.	21,445	1,022,712
Coda Octopus Group, Inc. (a)(b)	31,170	184,838
Cognex Corp.	929,614	35,046,448
Coherent Corp. (a)	698,758	25,707,307
CPS Technologies Corp. (a)	62,605	145,244
Crane Nxt Co.	260,468	13,403,683
CTS Corp.	168,672	6,536,040
Daktronics, Inc. (a)	220,395	2,298,720
Data I/O Corp. (a)	41,997	124,311
Digital Ally, Inc. (a)(b)	15,217	28,912
Electro-Sensors, Inc. (a)	9,649	38,596
ePlus, Inc. (a)	146,216	9,281,792
Evolv Technologies Holdings, Inc. (a)	419,989	1,679,956
Fabrinet (a)	195,533	31,656,793
FARO Technologies, Inc. (a)	97,210	1,785,748
Focus Universal, Inc. (b)	142,267	216,246
Frequency Electronics, Inc.	21,438	211,807
Identiv, Inc. (a)	119,964	830,151
Insight Enterprises, Inc. (a)	164,245	24,869,978
Interlink Electronics, Inc. (a)	8,244	101,401
IPG Photonics Corp. (a)	161,724	15,486,690
Iteris, Inc. (a)	223,178	946,275
Itron, Inc. (a)	244,817	16,495,769
Jabil, Inc.	704,844	81,282,610
KEY Tronic Corp. (a)	51,787	212,327
Kimball Electronics, Inc. (a)	133,978	3,301,218
Knowles Corp. (a)	486,569	7,721,850
LGL Group, Inc. (a)	16,371	79,890
LGL Group, Inc. warrants 11/16/25 (a)	6,067	922
LightPath Technologies, Inc. Class A (a)	174,348	216,192
Lightwave Logic, Inc. (a)(b)	650,308	2,588,226
Littelfuse, Inc.	134,057	31,208,470
Luna Innovations, Inc. (a)(b)	181,101	1,153,613
M-Tron Industries, Inc. (a)(b)	11,156	384,882
Methode Electronics, Inc. Class A	191,732	4,549,800
MicroVision, Inc. (a)(b)	1,009,955	2,545,087
Mirion Technologies, Inc. Class A (a)	978,388	8,737,005
Movella Holdings, Inc. (a)(b)	138,478	49,714
Napco Security Technologies, Inc.	155,403	4,755,332
Neonode, Inc. (a)	60,912	76,749
nLIGHT, Inc. (a)	249,531	3,298,800
Nortech Systems, Inc. (a)	5,295	46,861
Novanta, Inc. (a)	193,210	27,907,252
OSI Systems, Inc. (a)	83,099	10,245,276
Ouster, Inc. (a)(b)	169,917	869,975
Par Technology Corp. (a)(b)	146,828	5,407,675
PC Connection, Inc.	62,656	3,736,177
Plexus Corp. (a)	148,235	15,103,664
Powerfleet, Inc. (a)	165,165	383,183
Presto Automation, Inc. (a)	137,684	91,408
Red Cat Holdings, Inc. (a)(b)	181,677	160,766
Research Frontiers, Inc. (a)(b)	159,089	163,862
RF Industries Ltd. (a)	44,199	118,895
Richardson Electronics Ltd.	59,060	768,961
Rogers Corp. (a)	89,954	11,640,048
Sanmina Corp. (a)	307,673	15,417,494
ScanSource, Inc. (a)	134,403	4,493,092
Sigmatron International, Inc. (a)(b)	27,330	97,022
Smartrent, Inc. (a)(b)	956,496	2,993,832
Sobr Safe, Inc. (a)(b)	82,495	60,221
Sono-Tek Corp. (a)	61,396	306,980
Strong Global Entertainment, Inc.	5,600	8,512
Taitron Components, Inc. Class A (sub. vtg.)	25,248	84,581
TD SYNNEX Corp.	278,557	27,476,862
TTM Technologies, Inc. (a)	560,866	8,418,599
Universal Security Instruments, Inc. (a)	11,617	25,557
VerifyMe, Inc. (a)(b)	46,593	48,923
Vishay Intertechnology, Inc.	676,571	15,040,173
Vishay Precision Group, Inc. (a)	68,615	2,092,071
Vontier Corp.	837,064	28,234,169
Vuzix Corp. (a)(b)	324,036	680,476
Wrap Technologies, Inc. (a)(b)	145,089	403,347
		654,289,142
IT Services - 2.8%
Backblaze, Inc. Class A (a)	99,653	721,488
BigBear.ai Holdings, Inc. (a)(b)	258,118	438,801
BigCommerce Holdings, Inc. (a)	358,192	3,123,434
Brightcove, Inc. (a)	227,072	556,326
Castellum, Inc. (a)(b)	110,731	24,350
Ciso Global, Inc. (a)(b)	311,501	43,236
Cloudflare, Inc. (a)	1,574,917	121,504,847
Computer Task Group, Inc. (a)	80,806	846,847
Couchbase, Inc. (a)	160,266	3,147,624
Crexendo, Inc.	53,912	158,501
CSP, Inc.	16,507	411,850
Data Storage Corp. (a)(b)	23,299	75,489
DecisionPoint Systems, Inc. (a)	29,328	173,768
Digitalocean Holdings, Inc. (a)(b)	284,756	8,434,473
DXC Technology Co. (a)	1,106,440	25,591,957
Edgio, Inc. (a)	718,300	332,645
Fastly, Inc. Class A (a)	643,953	10,696,059
GoDaddy, Inc. (a)	790,268	79,074,216
Grid Dynamics Holdings, Inc. (a)	296,658	3,761,623
Hackett Group, Inc.	137,016	3,056,827
Information Services Group, Inc.	160,709	668,549
Inpixon (a)(b)	1,026,095	64,234
Kyndryl Holdings, Inc. (a)	1,229,515	22,168,155
MongoDB, Inc. Class A (a)	380,178	158,055,202
Okta, Inc. (a)	834,617	55,961,070
OMNIQ Corp. (a)	32,769	21,631
Perficient, Inc. (a)	188,294	11,651,633
Rackspace Technology, Inc. (a)(b)	319,735	402,866
Research Solutions, Inc. (a)	52,139	129,305
Snowflake, Inc. (a)	1,755,694	329,508,650
Squarespace, Inc. Class A (a)	273,670	7,670,970
The Glimpse Group, Inc. (a)(b)	52,260	67,415
Thoughtworks Holding, Inc. (a)(b)	497,773	1,941,315
TSR, Inc. (a)(b)	7,757	65,236
Tucows, Inc. (a)(b)	51,176	1,085,443
Twilio, Inc. Class A (a)	974,075	63,003,171
Unisys Corp. (a)	359,602	1,722,494
WaveDancer, Inc. (a)(b)	7,930	19,904
WidePoint Corp. (a)(b)	35,848	67,753
		916,449,357
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc. (a)	246,860	4,107,750
AEHR Test Systems (a)(b)	139,003	3,191,509
Allegro MicroSystems LLC (a)	384,183	10,457,461
Alpha & Omega Semiconductor Ltd. (a)	119,907	2,564,811
Ambarella, Inc. (a)	202,208	11,871,632
Amkor Technology, Inc.	553,531	15,592,968
Amtech Systems, Inc. (a)	59,889	463,541
Ascent Solar Technologies, Inc. (a)(b)	103	91
Atomera, Inc. (a)(b)	134,716	928,193
Axcelis Technologies, Inc. (a)	175,840	21,853,395
AXT, Inc. (a)	209,581	417,066
CEVA, Inc. (a)	126,471	2,752,009
Cirrus Logic, Inc. (a)	293,147	22,252,789
Cohu, Inc. (a)	252,806	8,021,534
Credo Technology Group Holding Ltd. (a)(b)	620,338	11,110,254
CVD Equipment Corp. (a)	29,801	142,449
Diodes, Inc. (a)	244,789	16,258,885
Entegris, Inc.	805,841	84,129,800
Everspin Technologies, Inc. (a)(b)	95,408	850,085
FormFactor, Inc. (a)	416,476	15,651,168
GSI Technology, Inc. (a)	80,459	222,871
Ichor Holdings Ltd. (a)	155,932	4,074,503
Impinj, Inc. (a)	122,430	10,233,924
indie Semiconductor, Inc. (a)(b)	669,761	4,996,417
Intest Corp. (a)	59,788	781,429
Kopin Corp. (a)	555,384	844,184
Kulicke & Soffa Industries, Inc.	302,773	15,598,865
Lattice Semiconductor Corp. (a)	739,990	43,326,415
MACOM Technology Solutions Holdings, Inc. (a)	289,894	24,345,298
Marvell Technology, Inc.	4,628,848	257,965,699
MaxLinear, Inc. Class A (a)	400,925	7,509,325
Meta Materials, Inc. (a)(b)	1,736,658	163,767
MKS Instruments, Inc.	339,180	27,999,309
Navitas Semiconductor Corp. (a)(b)	645,780	4,481,713
NVE Corp.	26,210	1,878,471
Onto Innovation, Inc. (a)	263,919	37,215,218
PDF Solutions, Inc. (a)	166,899	5,005,301
Peraso, Inc. (a)(b)	78,581	15,480
Photronics, Inc. (a)	332,922	7,034,642
Pixelworks, Inc. (a)	239,217	275,100
Power Integrations, Inc.	306,765	23,439,914
QuickLogic Corp. (a)	74,389	817,535
Rambus, Inc. (a)	587,179	39,734,403
Rigetti Computing, Inc. Class A (a)(b)	554,302	587,560
Semtech Corp. (a)	332,834	5,448,493
Silicon Laboratories, Inc. (a)	171,516	18,072,641
SiTime Corp. (a)	91,076	10,073,006
SkyWater Technology, Inc. (a)(b)	98,598	695,116
SMART Global Holdings, Inc. (a)	266,574	4,441,123
Synaptics, Inc. (a)	212,936	21,557,641
Transphorm, Inc. (a)	109,940	340,814
Trio-Tech International (a)	12,949	63,321
Ultra Clean Holdings, Inc. (a)	237,832	6,454,760
Universal Display Corp.	234,293	39,642,376
Veeco Instruments, Inc. (a)(b)	301,499	8,601,766
WiSA Technologies, Inc. (a)(b)	29,053	3,925
Wolfspeed, Inc. (a)(b)	669,049	24,661,146
		891,220,861
Software - 9.9%
8x8, Inc. (a)	614,591	1,899,086
A10 Networks, Inc.	395,160	4,935,548
ACI Worldwide, Inc. (a)	585,262	15,649,906
Adeia, Inc.	583,290	5,360,435
Agilysys, Inc. (a)	109,761	9,449,324
Alarm.com Holdings, Inc. (a)	269,356	14,674,515
Alkami Technology, Inc. (a)	216,941	4,939,747
Altair Engineering, Inc. Class A (a)(b)	292,482	21,193,246
Alteryx, Inc. Class A (a)	341,391	13,672,710
American Software, Inc. Class A	181,202	1,799,336
Amplitude, Inc. (a)	398,513	4,244,163
AppFolio, Inc. (a)	105,755	20,014,134
Appian Corp. Class A (a)	228,422	8,278,013
Applied Digital Corp. (a)(b)	323,082	1,508,793
AppLovin Corp. (a)(b)	730,057	27,362,536
Arteris, Inc. (a)	114,028	628,294
Asana, Inc. (a)(b)	435,662	9,153,259
Aspen Technology, Inc. (a)	152,692	28,745,796
Atlassian Corp. PLC (a)	817,734	156,146,307
Auddia, Inc. (a)(b)	88,272	18,007
AudioEye, Inc. (a)	36,537	156,013
Aurora Innovation, Inc. (a)(b)	4,001,764	8,763,863
Authid, Inc. (a)(b)	33,243	315,144
AvePoint, Inc. (a)	515,761	4,224,083
Aware, Inc. (a)	74,281	120,335
Bentley Systems, Inc. Class B	1,233,890	64,236,313
Bill Holdings, Inc. (a)	520,133	34,053,108
Bio-Key International, Inc. (a)(b)	61,512	13,225
Blackbaud, Inc. (a)	231,714	17,434,161
Blackboxstocks, Inc. (a)	10,090	39,956
BlackLine, Inc. (a)	276,515	15,996,393
Blend Labs, Inc. (a)(b)	852,325	1,082,453
Box, Inc. Class A (a)	783,655	20,508,251
Braze, Inc. (a)	254,460	13,980,032
Bridgeline Digital, Inc. (a)(b)	49,782	40,971
BSQUARE Corp. (a)	82,937	157,580
BTCS, Inc. (a)	51,986	51,217
BTCS, Inc. Series V (c)	38,570	0
C3.ai, Inc. (a)(b)	494,980	14,413,818
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,263,316	14,755,531
Cerence, Inc. (a)	228,316	3,947,584
Cipher Mining, Inc. (a)(b)	240,037	664,902
Cleanspark, Inc. (a)(b)	839,804	5,240,377
Clear Secure, Inc.	456,868	9,744,994
Clearwater Analytics Holdings, Inc. (a)	588,040	12,531,132
CommVault Systems, Inc. (a)	236,176	17,377,830
Confluent, Inc. (a)	1,140,408	24,199,458
Consensus Cloud Solutions, Inc. (a)	100,884	1,858,283
CoreCard Corp. (a)(b)	33,024	430,303
Crowdstrike Holdings, Inc. (a)	1,207,095	286,069,444
CS Disco, Inc. (a)	120,229	715,363
CXApp, Inc. Class A (a)(b)	12,987	17,792
Cyngn, Inc. (b)	137,948	35,839
D-Wave Quantum, Inc. (a)(b)	355,237	291,294
Datadog, Inc. Class A (a)	1,610,363	187,720,015
DatChat, Inc. (a)(b)	11,527	23,169
Dave, Inc. (a)(b)	31,962	191,772
Digimarc Corp. (a)(b)	78,906	2,634,671
Digital Turbine, Inc. (a)	526,057	2,446,165
DocuSign, Inc. (a)	1,081,748	46,623,339
Dolby Laboratories, Inc. Class A	320,945	27,642,993
Domo, Inc. Class B (a)	152,981	1,451,790
DoubleVerify Holdings, Inc. (a)	736,886	24,464,615
Dropbox, Inc. Class A (a)	1,383,654	38,991,370
Duos Technologies Group, Inc. (a)	26,435	80,362
Dynatrace, Inc. (a)	1,277,118	68,389,669
E2open Parent Holdings, Inc. (a)(b)	1,013,475	3,689,049
Ebix, Inc. (b)	156,117	615,101
eGain Communications Corp. (a)	114,661	873,717
Elastic NV (a)	430,319	34,580,435
Enfusion, Inc. Class A (a)	185,957	1,902,340
EngageSmart, Inc. (a)	242,893	5,540,389
Envestnet, Inc. (a)(b)	269,245	10,239,387
Everbridge, Inc. (a)	227,331	4,628,459
EverCommerce, Inc. (a)	114,923	1,071,082
Expensify, Inc. (a)	193,892	451,768
Five9, Inc. (a)	388,692	29,626,104
Foxo Technologies, Inc. Class A (a)(b)	18,162	6,048
Freshworks, Inc. (a)	858,708	17,191,334
GitLab, Inc. (a)	431,871	20,876,644
Greenidge Generation Holdings, Inc. (a)(b)	17,119	81,829
GSE Systems, Inc. (a)(b)	11,348	37,562
Guidewire Software, Inc. (a)	437,797	43,753,432
HashiCorp, Inc. (a)	548,000	11,738,160
HubSpot, Inc. (a)	269,148	132,940,272
Informatica, Inc. (a)	219,662	5,511,320
Instructure Holdings, Inc. (a)(b)	103,110	2,696,327
Intapp, Inc. (a)	162,074	6,077,775
Intellicheck, Inc. (a)	94,101	177,851
Intellinetics, Inc. (a)	17,224	72,685
InterDigital, Inc.	142,015	14,190,139
Inuvo, Inc. (a)	604,767	181,188
Issuer Direct Corp. (a)	14,706	224,267
Iveda Solutions, Inc. (a)	80,204	61,733
Jamf Holding Corp. (a)(b)	289,878	4,774,291
Kaltura, Inc. (a)	353,715	604,853
LivePerson, Inc. (a)	442,122	1,255,626
Liveramp Holdings, Inc. (a)	357,254	11,846,543
Livevox Holdings, Inc. (a)	84,563	311,192
Manhattan Associates, Inc. (a)	332,053	74,064,422
Marathon Digital Holdings, Inc. (a)(b)	941,854	11,273,992
MariaDB PLC	164,671	54,967
Marin Software, Inc. (a)(b)	83,153	25,611
Matterport, Inc. (a)(b)	1,358,551	3,423,549
Mawson Infrastructure Group, Inc. (a)	73,132	51,851
MeridianLink, Inc. (a)(b)	115,120	2,189,582
MicroStrategy, Inc. Class A (a)(b)	65,232	32,505,106
Mitek Systems, Inc. (a)	248,883	2,809,889
Model N, Inc. (a)	187,703	4,307,784
N-able, Inc. (a)	378,117	4,503,373
nCino, Inc. (a)(b)	331,417	9,157,052
NCR Voyix Corp. (a)	724,663	11,362,716
Near Intelligence, Inc. (a)(b)	79,010	17,011
NetSol Technologies, Inc. (a)	60,492	127,638
Nextnav, Inc. (a)(b)	232,764	921,745
Nutanix, Inc. Class A (a)	1,268,448	54,657,424
Oblong, Inc. (a)	4,789	909
Olo, Inc. (a)	590,122	3,163,054
ON24, Inc.	227,295	1,729,715
Onespan, Inc. (a)	205,294	2,059,099
Pagerduty, Inc. (a)(b)	504,378	10,995,440
Palantir Technologies, Inc. (a)	10,256,380	205,640,419
Pegasystems, Inc.	231,650	12,041,167
Phunware, Inc. (a)(b)	557,157	64,742
Porch Group, Inc. Class A (a)(b)	399,417	607,114
PowerSchool Holdings, Inc. (a)(b)	313,545	7,311,869
Procore Technologies, Inc. (a)	474,640	28,046,478
Progress Software Corp.	235,445	12,681,068
PROS Holdings, Inc. (a)(b)	233,198	8,523,387
Q2 Holdings, Inc. (a)	318,335	11,307,259
Qualys, Inc. (a)	197,531	36,511,630
Quantum Computing, Inc. (a)(b)	174,935	155,867
Rapid7, Inc. (a)	328,426	17,784,268
Red Violet, Inc. (a)	61,682	1,290,387
Rekor Systems, Inc. (a)(b)	368,289	1,020,161
Remark Holdings, Inc. (a)(b)	59,460	30,325
Repositrak (b)	64,772	664,561
Rimini Street, Inc. (a)	272,238	854,827
RingCentral, Inc. (a)	458,119	13,038,067
Riot Platforms, Inc. (a)(b)	948,698	11,906,160
Rubicon Technologies, Inc. Class A (a)	107,268	271,388
Samsara, Inc. (a)	823,833	22,688,361
SecureWorks Corp. (a)	64,717	387,008
Semrush Holdings, Inc. (a)	167,041	1,824,088
SentinelOne, Inc. (a)	1,284,663	24,524,217
Sigma Additive Solutions, Inc. (a)(b)	2,913	10,807
SilverSun Technologies, Inc. (A Shares) (b)	16,439	60,496
Smartsheet, Inc. (a)	720,340	30,528,009
Smith Micro Software, Inc. (a)(b)	310,259	210,821
SolarWinds, Inc. (a)	281,860	3,266,757
Soluna Holdings, Inc. (a)(b)	4,721	14,824
Sonic Foundry, Inc. (a)(b)	20,943	7,958
SoundHound AI, Inc. (a)(b)	1,085,727	2,323,456
SoundThinking, Inc. (a)	46,598	1,037,271
Splunk, Inc. (a)	819,969	124,258,102
Sprinklr, Inc. (a)	572,700	8,979,936
Sprout Social, Inc. (a)(b)	262,538	14,938,412
SPS Commerce, Inc. (a)	197,100	33,956,388
Stronghold Digital Mining, Inc. Class A (a)(b)	19,707	82,178
Synchronoss Technologies, Inc. (a)	445,877	240,684
T Stamp, Inc. Class A (a)(b)	30,405	50,168
Telos Corp. (a)	267,605	1,099,857
Tenable Holdings, Inc. (a)	625,269	25,879,884
Teradata Corp. (a)	536,387	25,344,286
TeraWulf, Inc. (a)(b)	665,089	771,503
TeraWulf, Inc. rights (a)(c)	5,763	0
UiPath, Inc. Class A (a)	2,162,399	42,729,004
Unity Software, Inc. (a)(b)	1,301,406	38,404,491
Upland Software, Inc. (a)	142,244	671,392
Varonis Systems, Inc. (a)	588,286	24,643,301
Verb Technology Co., Inc. (a)(b)	19,999	3,900
Verint Systems, Inc. (a)	351,111	8,626,797
Veritone, Inc. (a)(b)	169,083	350,002
Vertex, Inc. Class A (a)	223,745	6,278,285
Viant Technology, Inc. (a)	79,600	503,868
VirnetX Holding Corp. (a)(b)	16,157	124,894
Weave Communications, Inc. (a)	167,025	1,576,716
Workday, Inc. Class A (a)	1,108,023	299,963,987
Workiva, Inc. (a)	254,753	24,499,596
Xperi, Inc. (a)	247,157	2,550,660
Yext, Inc. (a)	583,153	3,866,304
ZeroFox Holdings, Inc. (a)	216,771	139,384
Zeta Global Holdings Corp. (a)	833,227	6,807,465
Zoom Video Communications, Inc. Class A (a)	1,347,588	91,406,894
Zscaler, Inc. (a)	470,947	93,026,161
Zuora, Inc. (a)	718,257	6,550,504
		3,265,991,178
Technology Hardware, Storage & Peripherals - 0.8%
Astro-Med, Inc. (a)	32,973	464,919
Boxlight Corp. (a)(b)	50,857	53,908
CompoSecure, Inc. (a)(b)	86,082	429,549
Corsair Gaming, Inc. (a)(b)	237,462	3,065,634
CPI Card Group (a)(b)	23,036	409,810
Dell Technologies, Inc.	1,365,109	103,570,820
Eastman Kodak Co. (a)	372,343	1,347,882
Immersion Corp.	167,799	1,087,338
Intevac, Inc. (a)	133,022	494,842
IonQ, Inc. (a)(b)	918,271	11,230,454
Movano, Inc. (a)	206,201	175,271
One Stop Systems, Inc. (a)	98,032	201,946
Pure Storage, Inc. Class A (a)	1,556,313	51,840,786
Quantum Corp. (a)(b)	497,264	148,831
Socket Mobile, Inc. (a)	23,010	33,134
Sonim Technologies, Inc. (a)	110,517	78,467
Super Micro Computer, Inc. (a)	246,027	67,281,004
Transact Technologies, Inc. (a)	51,928	350,514
Turtle Beach Corp. (a)	89,275	1,009,700
Xerox Holdings Corp.	603,901	8,448,575
		251,723,384
TOTAL INFORMATION TECHNOLOGY		6,117,868,139
MATERIALS - 4.2%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc. (a)	138,480	373,896
AdvanSix, Inc.	146,136	3,818,534
Alto Ingredients, Inc. (a)	372,419	908,702
American Vanguard Corp.	160,326	1,503,858
Ashland, Inc.	275,919	22,051,446
ASP Isotopes, Inc. (b)	89,276	171,410
Aspen Aerogels, Inc. (a)(b)	288,840	3,027,043
Avient Corp.	491,513	16,883,472
Axalta Coating Systems Ltd. (a)	1,188,734	37,409,459
Balchem Corp.	173,746	21,669,601
Cabot Corp.	300,425	22,802,258
Core Molding Technologies, Inc. (a)	41,249	742,070
Crown ElectroKinetics Corp. (a)(b)	10,177	1,706
Danimer Scientific, Inc. (a)(b)	503,685	549,017
Ecovyst, Inc. (a)	545,747	5,195,511
Element Solutions, Inc.	1,191,965	24,983,586
Flotek Industries, Inc. (a)(b)	66,464	209,362
FutureFuel Corp.	137,433	816,352
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	7,243,016	9,343,491
H.B. Fuller Co.	290,270	21,967,634
Hawkins, Inc.	104,131	6,397,809
Huntsman Corp.	890,438	21,904,775
Ingevity Corp. (a)	182,651	7,085,032
Innospec, Inc.	134,256	14,106,278
Intrepid Potash, Inc. (a)	53,349	1,095,788
Koppers Holdings, Inc.	112,410	5,077,560
Kronos Worldwide, Inc.	116,943	1,020,912
Livent Corp. (a)(b)	973,659	13,397,548
Loop Industries, Inc. (a)(b)	121,580	426,746
LSB Industries, Inc. (a)	289,467	2,480,732
Mativ, Inc.	314,845	3,683,687
Minerals Technologies, Inc.	173,775	10,885,266
NewMarket Corp.	37,714	20,007,654
Northern Technologies International Corp.	40,452	438,904
Olin Corp.	676,622	31,895,961
Origin Materials, Inc. Class A (a)(b)	588,921	402,056
Orion SA	314,224	7,487,958
Perimeter Solutions SA (a)	786,758	3,272,913
PureCycle Technologies, Inc. (a)(b)	726,329	2,934,369
Quaker Houghton	75,069	13,421,587
Rayonier Advanced Materials, Inc. (a)	326,875	1,078,688
RPM International, Inc.	694,682	71,503,618
Save Foods, Inc. (a)	3,745	7,116
Sensient Technologies Corp.	227,382	13,174,513
Stepan Co.	114,978	9,493,733
The Chemours Co. LLC	799,219	21,922,577
The Scotts Miracle-Gro Co. Class A	224,215	12,479,807
Trinseo PLC	167,883	970,364
Tronox Holdings PLC	641,357	8,177,302
Valhi, Inc.	11,385	154,608
Westlake Corp.	170,874	21,938,513
		522,752,782
Construction Materials - 0.2%
Eagle Materials, Inc.	191,077	34,594,491
Knife River Holding Co. (b)	304,611	18,179,184
Smith-Midland Corp. (a)	23,607	722,138
Summit Materials, Inc.	639,497	22,184,151
United States Lime & Minerals, Inc.	11,393	2,415,430
		78,095,394
Containers & Packaging - 0.8%
Aptargroup, Inc.	355,257	45,078,561
Berry Global Group, Inc.	634,357	41,943,685
Crown Holdings, Inc.	647,494	55,690,959
Eightco Holdings, Inc. (a)(b)	15,073	9,345
Graphic Packaging Holding Co.	1,653,447	37,483,643
Greif, Inc.:
Class A	132,610	9,269,439
Class B	32,207	2,243,218
Myers Industries, Inc.	199,450	3,514,309
O-I Glass, Inc. (a)	830,200	12,253,752
Pactiv Evergreen, Inc.	214,698	2,456,145
Ranpak Holdings Corp. (A Shares) (a)	207,217	849,590
Silgan Holdings, Inc.	449,484	18,752,472
Sonoco Products Co.	527,806	29,113,779
TriMas Corp.	226,897	5,815,370
		264,474,267
Metals & Mining - 1.5%
5E Advanced Materials, Inc. (a)(b)	145,163	299,036
Adamas One Corp.	76,707	41,422
Alcoa Corp.	968,988	26,027,018
Alpha Metallurgical Resources	65,683	18,428,022
Ampco-Pittsburgh Corp. (a)	78,920	219,398
Arch Resources, Inc.	97,846	16,238,522
Ascent Industries Co. (a)	44,855	367,362
ATI, Inc. (a)	692,189	30,421,707
Carpenter Technology Corp.	260,634	18,455,494
Century Aluminum Co. (a)	306,950	2,412,627
Cleveland-Cliffs, Inc. (a)	2,733,833	46,912,574
Coeur d'Alene Mines Corp. (a)(b)	1,884,947	5,749,088
Commercial Metals Co.	627,650	28,451,375
Compass Minerals International, Inc.	176,885	4,294,768
Contango ORE, Inc. (a)(b)	24,556	536,549
Dakota Gold Corp. (a)	307,843	868,117
Friedman Industries	34,602	415,224
Gatos Silver, Inc. (a)	262,783	1,663,416
Gold Resource Corp.	460,506	147,454
Golden Minerals Co. (a)(b)	14,791	8,284
Haynes International, Inc.	68,281	3,351,231
Hecla Mining Co.	3,109,176	15,483,696
Hycroft Mining Holding Corp. (a)(b)	73,425	157,130
Idaho Strategic Resources, Inc. (a)	51,575	346,584
Kaiser Aluminum Corp.	87,354	5,108,462
Materion Corp.	111,167	12,574,099
McEwen Mining, Inc. (a)(b)	215,442	1,654,595
MP Materials Corp. (a)(b)	775,825	12,312,343
Olympic Steel, Inc.	52,929	2,992,076
Paramount Gold Nevada Corp. (a)	189,683	74,925
Piedmont Lithium, Inc. (a)(b)	102,852	2,664,895
Ramaco Resources, Inc.	154,698	2,583,457
Ramaco Resources, Inc. Class B	81,619	1,221,020
Reliance Steel & Aluminum Co.	315,904	86,955,735
Royal Gold, Inc.	354,049	43,123,168
Ryerson Holding Corp.	155,425	4,813,512
Schnitzer Steel Industries, Inc. Class A	137,120	3,514,386
Solitario Exploration & Royalty Corp. (a)	286,259	154,379
SunCoke Energy, Inc.	449,742	4,187,098
TimkenSteel Corp. (a)	207,086	4,207,988
Tredegar Corp.	139,875	657,413
U.S. Gold Corp. (a)	44,362	147,725
U.S. GoldMining, Inc.	10,021	77,362
United States Antimony Corp. (a)	519,782	135,715
United States Steel Corp.	1,199,300	43,054,870
Universal Stainless & Alloy Products, Inc. (a)	45,694	772,229
Warrior Metropolitan Coal, Inc.	280,634	15,707,085
Worthington Enterprises, Inc.	163,805	11,744,819
		481,735,454
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	91,579	3,211,676
Glatfelter Corp. (a)	216,602	318,405
Louisiana-Pacific Corp.	344,922	21,036,793
Mercer International, Inc. (SBI) (b)	240,089	2,300,053
Sylvamo Corp.	190,679	9,587,340
		36,454,267
TOTAL MATERIALS		1,383,512,164
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Acadia Realty Trust (SBI)	513,954	7,770,984
Agree Realty Corp.	519,524	30,761,016
Alexander & Baldwin, Inc.	398,212	6,670,051
Alexanders, Inc.	12,334	2,268,963
Alpine Income Property Trust, Inc.	76,849	1,254,944
American Assets Trust, Inc.	271,279	5,463,559
American Homes 4 Rent Class A	1,708,689	61,974,150
Americold Realty Trust	1,365,886	38,558,962
Apartment Income (REIT) Corp.	805,298	25,060,874
Apartment Investment & Management Co. Class A (a)	722,874	4,980,602
Apple Hospitality (REIT), Inc.	1,156,236	19,274,454
Armada Hoffler Properties, Inc.	377,744	4,147,629
Ashford Hospitality Trust, Inc. (a)(b)	189,698	415,439
Bluerock Homes Trust, Inc. (a)	19,701	269,904
Braemar Hotels & Resorts, Inc.	293,536	616,426
Brandywine Realty Trust (SBI)	988,948	4,410,708
Brixmor Property Group, Inc.	1,625,401	34,978,630
Broadstone Net Lease, Inc.	1,018,191	16,291,056
BRT Apartments Corp.	66,833	1,216,361
CareTrust (REIT), Inc.	531,824	12,274,498
CBL & Associates Properties, Inc.	132,982	3,125,077
Centerspace	81,430	4,343,476
Chatham Lodging Trust	270,751	2,683,142
City Office REIT, Inc.	240,458	1,161,412
Clipper Realty, Inc.	70,732	360,733
Community Healthcare Trust, Inc.	138,454	3,752,103
COPT Defense Properties (SBI)	616,585	14,921,357
CorEnergy Infrastructure Trust, Inc. (b)	87,281	40,149
Cousins Properties, Inc.	843,916	17,317,156
Creative Media & Community Trust Corp.	69,449	266,684
CTO Realty Growth, Inc.	117,699	1,989,113
CubeSmart	1,208,627	48,055,010
DiamondRock Hospitality Co.	1,148,687	9,557,076
Diversified Healthcare Trust (SBI)	1,157,127	2,707,677
Douglas Emmett, Inc.	929,720	11,361,178
Easterly Government Properties, Inc.	564,066	6,577,010
EastGroup Properties, Inc.	244,499	42,481,701
Elme Communities (SBI)	476,620	6,262,787
Empire State Realty Trust, Inc.	694,676	6,224,297
EPR Properties	407,125	18,165,918
Equity Commonwealth	590,466	11,094,856
Equity Lifestyle Properties, Inc.	1,002,167	71,254,074
Essential Properties Realty Trust, Inc.	843,002	20,021,298
Farmland Partners, Inc.	244,239	3,023,679
First Industrial Realty Trust, Inc.	714,780	33,630,399
Four Corners Property Trust, Inc.	487,940	11,217,741
Franklin Street Properties Corp.	486,360	1,196,446
Gaming & Leisure Properties	1,413,102	66,034,256
Generation Income Properties, Inc.	8,138	32,715
Getty Realty Corp.	249,510	7,343,079
Gladstone Commercial Corp.	223,111	2,788,888
Gladstone Land Corp.	185,873	2,667,278
Global Medical REIT, Inc.	347,326	3,483,680
Global Net Lease, Inc.	1,107,938	9,727,696
Global Self Storage, Inc.	71,932	328,729
Healthcare Trust of America, Inc.	2,028,224	30,970,980
Highwoods Properties, Inc. (SBI)	602,225	11,412,164
Hudson Pacific Properties, Inc.	633,640	3,719,467
Independence Realty Trust, Inc.	1,249,969	17,024,578
Industrial Logistics Properties Trust	285,908	969,228
InnSuites Hospitality Trust	19,077	24,419
InvenTrust Properties Corp.	363,932	8,778,040
JBG SMITH Properties	532,200	7,301,784
Kilroy Realty Corp.	587,056	19,361,107
Kite Realty Group Trust	1,196,942	25,279,415
Lamar Advertising Co. Class A	470,633	47,670,417
LTC Properties, Inc.	224,341	7,318,003
LXP Industrial Trust (REIT)	1,618,334	14,208,973
Medalist Diversified (REIT), Inc.	25,881	140,534
Medical Properties Trust, Inc.	3,175,154	15,399,497
Modiv Industrial, Inc.	32,050	491,006
National Health Investors, Inc.	232,972	12,641,061
National Storage Affiliates Trust	453,561	15,053,690
Net Lease Office Properties	76,265	1,246,933
NETSTREIT Corp.	381,880	5,873,314
NexPoint Diversified Real Estate Trust	177,372	1,429,618
NexPoint Residential Trust, Inc.	124,143	3,780,154
NNN (REIT), Inc.	981,428	39,865,605
Office Properties Income Trust	212,099	1,183,512
Omega Healthcare Investors, Inc.	1,317,466	41,829,546
One Liberty Properties, Inc.	94,465	1,929,920
Orion Office (REIT), Inc.	337,719	1,742,630
Outfront Media, Inc.	810,010	9,906,422
Paramount Group, Inc.	925,862	4,351,551
Park Hotels & Resorts, Inc.	1,179,650	17,494,210
Peakstone Realty Trust (b)	192,428	3,071,151
Pebblebrook Hotel Trust	669,506	8,536,202
Phillips Edison & Co., Inc.	633,496	22,324,399
Physicians Realty Trust	1,313,876	15,346,072
Piedmont Office Realty Trust, Inc. Class A	740,693	4,607,110
Plymouth Industrial REIT, Inc.	200,695	4,365,116
Postal Realty Trust, Inc.	110,948	1,553,272
Potlatch Corp.	430,633	19,740,217
Presidio Property Trust, Inc. Class A	82,848	74,157
Rayonier, Inc.	739,494	22,687,676
Retail Opportunity Investments Corp.	693,447	8,924,663
Rexford Industrial Realty, Inc.	1,119,060	55,080,133
RLJ Lodging Trust	861,441	9,208,804
RPT Realty	453,584	5,270,646
Ryman Hospitality Properties, Inc.	321,118	32,224,191
Sabra Health Care REIT, Inc.	1,254,103	18,309,904
Safehold, Inc.	254,174	5,004,686
Saul Centers, Inc.	71,584	2,645,029
Service Properties Trust	903,648	6,461,083
SITE Centers Corp.	992,775	13,094,702
SL Green Realty Corp.	354,578	12,966,917
Sotherly Hotels, Inc. (a)	92,452	123,886
Spirit Realty Capital, Inc.	753,116	31,103,691
Stag Industrial, Inc.	971,176	34,816,660
Star Holdings	64,149	783,901
Summit Hotel Properties, Inc.	638,147	3,994,800
Sun Communities, Inc.	669,165	86,549,801
Sunstone Hotel Investors, Inc.	1,133,119	11,195,216
Tanger Factory Outlet Centers, Inc.	562,186	14,032,163
Terreno Realty Corp.	457,708	26,139,704
The Macerich Co.	1,202,568	13,793,455
UMH Properties, Inc.	324,710	4,584,905
Uniti Group, Inc.	1,303,999	7,211,114
Universal Health Realty Income Trust (SBI)	71,739	2,860,234
Urban Edge Properties	629,995	10,552,416
Veris Residential, Inc.	441,316	6,394,669
Vornado Realty Trust	870,389	20,488,957
Wheeler REIT, Inc. (a)(b)	4,042	1,536
Whitestone REIT Class B	265,400	2,908,784
WP Carey, Inc.	1,147,054	71,392,641
Xenia Hotels & Resorts, Inc.	592,112	7,229,688
		1,719,909,209
Real Estate Management & Development - 0.6%
Alset, Inc. (a)	20,720	24,657
Altisource Asset Management Corp. (b)	4,925	16,056
Altisource Portfolio Solutions SA (a)(b)	62,166	265,449
American Realty Investments, Inc. (a)(b)	7,723	116,540
American Strategic Investment Co. (a)(b)	6,286	47,145
Amrep Corp. (a)	17,417	284,446
Anywhere Real Estate, Inc. (a)	635,010	3,416,354
Avalon GloboCare Corp. (a)(b)	10,985	5,460
CKX Lands, Inc. (a)(b)	6,743	84,760
Compass, Inc. (a)	1,773,855	3,937,958
Comstock Holding Companies, Inc. (a)	15,493	69,564
Cushman & Wakefield PLC (a)	928,070	7,619,455
Digitalbridge Group, Inc.	777,375	13,417,493
Doma Holdings, Inc. Class A (a)(b)	30,875	189,264
Douglas Elliman, Inc.	378,895	738,845
eXp World Holdings, Inc. (b)	420,492	5,092,158
Fathom Holdings, Inc. (a)(b)	44,740	123,482
Forestar Group, Inc. (a)	98,042	2,993,222
FRP Holdings, Inc. (a)	34,916	1,925,617
Howard Hughes Holdings, Inc.	173,851	12,779,787
InterGroup Corp. (a)	2,773	61,006
J.W. Mays, Inc. (a)	2,654	119,377
Jones Lang LaSalle, Inc. (a)	255,475	39,731,472
Kennedy-Wilson Holdings, Inc.	636,123	7,219,996
LuxUrban Hotels, Inc. (a)(b)	45,894	203,769
Marcus & Millichap, Inc.	129,490	4,455,751
Maui Land & Pineapple, Inc. (a)	35,893	536,600
New Concept Energy, Inc. (a)(b)	22,699	24,193
Newmark Group, Inc.	647,920	5,332,382
Offerpad Solutions, Inc. (a)(b)	49,836	516,301
Opendoor Technologies, Inc. (a)(b)	3,018,824	9,086,660
Rafael Holdings, Inc. (a)	79,567	141,629
RE/MAX Holdings, Inc.	104,445	960,894
Redfin Corp. (a)(b)	606,250	4,225,563
Safe & Green Development Corp. (b)	14,649	28,566
Seritage Growth Properties (a)(b)	194,240	1,746,218
Stratus Properties, Inc. (a)	34,221	960,583
Tejon Ranch Co. (a)	130,462	2,059,995
The RMR Group, Inc.	79,840	1,902,587
The St. Joe Co.	192,305	9,890,246
Transcontinental Realty Investors, Inc. (a)	6,908	226,928
Trinity Place Holdings, Inc. (a)	49,290	9,005
Zillow Group, Inc.:
Class A (a)	286,909	11,301,346
Class C (a)	844,380	34,568,917
		188,457,696
TOTAL REAL ESTATE		1,908,366,905
UTILITIES - 1.8%
Electric Utilities - 0.5%
Allete, Inc.	311,200	17,265,376
Avangrid, Inc.	354,594	10,946,317
Genie Energy Ltd. Class B	118,229	2,867,053
Hawaiian Electric Industries, Inc. (b)	604,857	7,373,207
IDACORP, Inc. (b)	271,255	26,176,108
MGE Energy, Inc.	195,450	14,414,438
OGE Energy Corp.	1,077,636	37,771,142
Otter Tail Corp.	224,612	17,140,142
PNM Resources, Inc.	459,138	19,086,367
Portland General Electric Co.	547,928	22,497,924
Via Renewables, Inc. Class A, (b)	13,789	125,480
		175,663,554
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	115,890	11,079,084
National Fuel Gas Co.	493,514	25,065,576
New Jersey Resources Corp.	522,258	22,039,288
Northwest Natural Holding Co.	192,816	7,060,922
ONE Gas, Inc.	295,544	17,032,201
RGC Resources, Inc. (b)	42,125	739,294
Southwest Gas Holdings, Inc.	323,271	19,108,549
Spire, Inc.	279,958	17,080,238
UGI Corp.	1,144,473	25,166,961
		144,372,113
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	348,648	1,743,240
Clearway Energy, Inc.:
Class A	186,658	4,418,195
Class C	452,147	11,290,111
Montauk Renewables, Inc. (a)(b)	347,334	3,209,366
Ormat Technologies, Inc.	287,630	19,363,252
Spruce Power Holding Corp. (Class A) (a)(b)	82,490	289,540
Sunnova Energy International, Inc. (a)(b)	558,406	6,477,510
Vistra Corp.	1,858,581	65,812,353
		112,603,567
Multi-Utilities - 0.2%
Avista Corp.	417,620	14,178,199
Black Hills Corp.	365,348	18,848,303
NorthWestern Energy Corp.	323,271	16,263,764
Unitil Corp.	87,475	4,240,788
		53,531,054
Water Utilities - 0.3%
American States Water Co.	197,905	15,812,610
Artesian Resources Corp. Class A	51,813	2,178,737
Cadiz, Inc. (a)(b)	209,118	570,892
California Water Service Group	308,158	15,583,550
Consolidated Water Co., Inc. (b)	82,144	2,964,577
Essential Utilities, Inc.	1,315,899	46,859,163
Global Water Resources, Inc.	58,607	715,005
Middlesex Water Co.	95,925	6,129,608
Pure Cycle Corp. (a)	108,942	1,089,420
SJW Group	154,983	10,173,084
York Water Co.	78,861	3,003,027
		105,079,673
TOTAL UTILITIES		591,249,961
TOTAL COMMON STOCKS (Cost $27,770,677,590)		32,841,166,391

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,376
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,377

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $4,938,943)	5,000,000	4,939,496

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	14,092,788	14,095,607
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,926,146,917	1,926,339,532
TOTAL MONEY MARKET FUNDS (Cost $1,940,435,139)		1,940,435,139

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $29,716,058,067)	34,786,542,403
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(1,914,761,115)
NET ASSETS - 100.0%	32,871,781,288

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	263	Dec 2023	23,830,430	1,139,990	1,139,990
CME E-mini S&P MidCap 400 Index Contracts (United States)	63	Dec 2023	16,175,880	712,633	712,633

TOTAL FUTURES CONTRACTS					1,852,623
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,869,602.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	31,208,723	4,296,209,773	4,313,322,889	2,268,517	-	-	14,095,607	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,075,520,482	4,116,173,901	4,265,354,851	38,350,379	-	-	1,926,339,532	7.3%
Total	2,106,729,205	8,412,383,674	8,578,677,740	40,618,896	-	-	1,940,435,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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